[LOGO OF STATE FARM]

State Farm Large Cap Equity Index Fund . State Farm Small Cap Equity Index Fund .. State Farm International Equity Index Fund . State Farm Stock and Bond Balanced Fund . State Farm Bond Fund . State Farm Money Market Fund

                                          State Farm Variable Product Trust

                                          Annual Report
                                          December 31, 2002

                                          Invest with a Good Neighbor(R)

                              [PHOTO APPEARS HERE]

                       Table of Contents

Message from Susan D. Waring                              1

Dollar-Cost Averaging                                     2

Annual Report

    Message to Shareowners                                4

    The Economy and Markets                               5

    Management Information                               12

    Report of Independent Auditors                       16

Portfolio of Investments

    State Farm Large Cap Equity Index Fund               17

    State Farm Small Cap Equity Index Fund               23

    State Farm International Equity Index Fund           42

    State Farm Stock and Bond Balanced Fund              51

    State Farm Bond Fund                                 52

    State Farm Money Market Fund                         55

Financial Statements

    Statements of Assets and Liabilities                 56

    Statements of Operations                             58

    Statements of Changes in Net Assets                  60

    Notes to Financial Statements                        62

Financial Highlights                                     67

Notice of Withholding Election
    ----------------------------
      Not
      FDIC   . May lose value
    Insured  . No bank guarantee
    ----------------------------
Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-888-702-2307

Unit prices are available to you 24 hours a day, 7 days a week.

Securities Products Representatives are available 7 a.m. - 7 p.m. (Central Time) Monday through Friday (except holidays), Saturday 8 a.m. - 12 p.m. (Central
Time).

By providing telephone authorization, and having your Personal Identification Number (PIN), you can:
 . Obtain account values (24 hrs a day)
 . Obtain answers specific to your policy
 . Transfer assets among funds
 . Change your address
 . Change your premium allocation
 . Change your PIN
 . Change your existing dollar cost averaging
 . Change your existing portfolio rebalancing
 . Request a policy withdrawal
 . Request a policy loan (Variable Universal Life only)


1-888-702-2307

Visit our website www.statefarm.com(R)


Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

The U.S. Economy

Recent economic data suggests the economy may be slowly recovering from its doldrums. The Commerce Department revised the third quarter GDP growth rate upward from 3.1% to 4%.

The Blue Chip Financial Forecasts recent publication indicates that the consensus forecast for U.S. real GDP growth in the fourth quarter of 2002 is 1.4% followed by 2.7% in the first quarter of 2003 and 3.2% in the second quarter.

Consumer spending, particularly purchases of automobiles and housing, has provided most of the impetus for the economic recovery which has occurred thus far. Business spending on capital equipment has been quite slow.

Present conditions suggest that the low level of business investment may persist, and the recovery might be restrained for a while longer. The recent recession in the United States was caused primarily by a boom and bust cycle of business capital spending. Business invested aggressively throughout the late 1990's in response to a very long period of favorable economic growth. Recall that economic growth was strong throughout most of the 1980s and 1990's and was interrupted only by the brief and mild recession in the early 1990's caused by the Gulf War. Also, the development of the lnternet caused an unprecedented level of investment in information technology and telecommunications. This large level of business capital spending resulted in significant excess capacity throughout the economy. The economic response has been a decline in business capital spending. This may persist for some time as firms absorb the excess capacity or see it rendered obsolete by technological advances. A large majority of the firms we follow are continuing to reduce their capital spending. Corporations will need to see acceleration in profits and improved operating margins before there can be significant growth in capital spending and jobs.

The typical post World War II recession was caused by rising inflation and rising interest rates which resulted in a decline in consumer spending. The policy response was to lower interest rates which caused a revival in consumer spending. However, low interest rates may not revive business capital spending when significant excess capacity exists, another reason why the economy may recover slowly.

                          Economic Growth and Inflation

                              [CHART APPEARS HERE]

 Source:  GDP - U.S. Department of Commerce
          Inflation - U.S. Bureau of Labor Statistics

Economic growth is represented by the percentage change in Real Gross Domestic Product. Percentage change in the Consumer Price Index-All items are used for inflation.

The U.S. Equity Market

The U.S. stock market as measured by the S&P 500 Index generated a negative return for the third consecutive year. Over the 12 month period ended December 31, 2002, the S&P 500 Index posted a negative total return of (22.1)%. The cumulative total return of the S&P 500 Index for the 3-year period ending December 31, 2002, was (37.6)%.

The stocks of small and mid-sized companies have tended to outperform the equities of large companies over the past 3 years/1/. The Russell 2000/(R)/ Index is composed of small companies, and over the 12-month period ending December 31, 2002, experienced a negative total return of (20.5)%. The cumulative total return of the Russell 2000 Index for the 3-year period ending December 31, 2002 was (20.1)%.

Even with the decline in common stock prices over the past 3 years, the valuation of the U.S. stock market remains somewhat high based on historical valuation metrics. The S&P 500 was selling at a price/earnings multiple (based on 12 month operating earnings) of 19x. The average price/earnings ratio over the last 76 years has been approximately 15x. The dividend yield on the S&P 500 Index was 1.8% currently versus a 40-year historical average of about 3%. The valuation disparity perhaps can be explained by the relatively low interest rates which are prevalent now and by depressed corporate earnings from the recent recessionary environment. Also, U.S. financial markets have demonstrated greater liquidity and transparency over the years which tends to decrease transaction costs and increase valuations.

---------------
/1/The stock of small companies are more volatile than the stocks of larger, more established companies.

The U.S. Bond Market

After focusing on prospects for improving general economic conditions in the first half of 2002, investor concerns about a possible "double dip" in the economy and a potential war in the Middle East caused a rather natural "flight to quality" in the securities markets during the second half of the year. Interest rates on 5-year U.S. Treasury securities were approximately 4.3% on December 31,2001 and declined to approximately 2.7% at the end of December
31, 2002. During the fourth quarter the yields to maturity on 10-year U.S. Treasury obligations fell to 3.6%, a yield level last seen over 40 years ago. Concerns about corporate credit quality in 2002 made it difficult for corporations to raise capital in the bond market causing credit spreads to widen. In this instance, credit spreads widened because interest rates on good quality corporate bonds decreased less than those on U.S. Treasury securities with comparable maturities.

In November the Federal Open Market Committee added stimulus to the economy by lowering its target for the Federal funds rate 50 basis points to 1.25%. After the November Fed action, yields on 10-year U.S. Treasury securities rose from 3.6% to approximately 4% presently. Likewise, credit spreads on good quality corporate bonds have tightened on average 20 to 30 basis points. Issuance of commercial paper rose after declining for several months. Many economists do not expect the Fed to begin raising short-term interest rates until there is noticeable improvement on the employment front.

Meaningful changes of long-term interest rates tend to occur cyclically-rising as economic conditions are strengthening and falling during recessionary times. Consequently, even though the future is obviously unknown, it is likely that interest rates have already reached their lowest point in this business cycle if the economic recovery stays on track.

International Economies and Markets

Economic growth in most developed countries was sluggish in 2002. Most of Europe is expected to have grown less than 1% during 2002 while Japan's growth is expected to be slightly negative.

Except for Australia and New Zealand, the stock markets in the developed countries included in the EAFE/(R)/ Free Index experienced negative total returns in U.S. dollars for 2002/1/. The EAFE Free Index, which is a broad stock market index that encompasses markets throughout the developed free world, posted a negative (15.9)% return for 2002.

Interest rates on long-term sovereign government issues declined during 2002 in the countries included in the EAFE Free Index. Except for Canada and Australia, interest rates on short-term sovereign obligations in these countries also fell during the year.

---------------
  /1/Investing in foreign securities involves risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates.

               STATE FARM VARIABLE PRODUCT TRUST UNDERLYING FUNDS

Large Cap Equity Index Fund

The Large Cap Equity Index Fund seeks to match the return of the S&P 500(R) Index/1/, which tracks the common stock performance of 500 large companies in a broad range of industries. The Fund invests in each of the stocks in the S&P 500 in the same capitalization-weighted proportion that the stock has in the Index.

The Large Cap Equity Index Fund satisfactorily tracked, before fees and expenses, the performance of the S&P 500 Index during 2002.

The Large Cap Equity Index Fund experienced a negative total return of (22.41)% for the twelve months ended December 31, 2002.

See previous sections on the U.S. Economy and U.S. Equity Market. Financial Highlights on page 67.

The following graph compares a $10,000 investment in the Large Cap Equity Index Fund to a theoretical investment of the same amount in the S&P 500 Index:


               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 2002


                              [GRAPH APPEARS HERE]


*The S&P 500(R) Index tracks the common stock performance of large US. companies in the manufacturing, utilities, transportation, and financial industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Large Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Small Cap Equity Index Fund

The Small Cap Equity Index Fund seeks to match the return of the Russell 200(R) Index/2/, which includes 2000 companies with average market capitalization at the time of its latest reconstitution of approximately $490 million. This index was created by the Frank Russell Trust Company to give investors an idea of how the stocks of smaller companies are performing. The Small Cap Equity Index Fund invests in a diversified portfolio of common stocks intended to reflect, as a group, the total investment return of the Russell 2000 Index. Returns will sometimes vary from the return of the Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. Prices of small-cap stocks are more volatile than the stocks of larger, more established companies.

The Small Cap Equity Index Fund satisfactorily tracked, before fees and expenses, the performance of the Russell 2000 Index in 2002.

The Small Cap Index Fund experienced a negative total return of (20.66)% over the twelve months ended December 31, 2002.

See previous sections on the US. Economy and US. Equity Market Financial Highlights on page 68.

The following graph compares a $10,000 investment in the Small Cap Equity Index Fund to a theoretical investment of the same amount in the Russell 2000 Index:

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31,2002


                              [GRAPH APPEARS HERE]


* The Russell 2000(R) Index tracks the common stock performance of the 2,000 smallest US. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

----------------
    Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown.

(l) "Standard & Poor'(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund, nor the Stock and Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2) The Russell 2000(R) Index is a trademark service mark, and Russell(TM) is a trademark of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

International Equity Index Fund

The benchmark index used by the International Equity Index Fund is the Morgan Stanley EAFE/(R)/ Free Index/1/, which measures the performance of stock markets in 16 European nations, Australia, New Zealand, and the three largest markets in Asia. The Index includes equity securities of approximately 1,100 companies in these countries. As of December 31, 2002, the countries with the highest weights were the United Kingdom, which accounted for 27.7% of the Index, Japan at 21.2%, France at 9.3%, and Germany which represented 5.8%.

Investments in foreign securities involve additional risks not normally present when investing in comparable domestic securities. Among these risks are currency fluctuations; possible economic and political instability; regulatory and accounting matters; potentially greater volatility and less liquidity in markets; and higher transaction costs.

The International Index Fund satisfactorily tracked, before fees and expenses, the performance of the EAFE Free Index in 2002.

The International Equity Index Fund had a negative total return of (16.26)% for the twelve months ended December 31, 2002.

See the previous section on International Economies and Markets. Financial Highlights on page 69.

The following graph compares a $10,000 investment in the International Equity Index Fund to a theoretical investment of the same amount in the EAFE Free
Index:

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                              [GRAPH APPEARS HERE]

* The Morgan Stanley Capital International Europe, Australia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Returns are measured as U.S. dollars. Unlike an investment in the International Equity Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Stock and Bond Balanced Fund

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income by investing primarily in shares of the Large Cap Equity Index Fund and the Bond Fund. The Balanced Fund usually invests approximately 60% of its net assets in the Large Cap Equity Index Fund and 40% in the Bond Fund. As of December 31, 2002, about 60% of the Stock and Bond Balanced Fund assets were invested in the Large Cap Equity Index Fund and 40% in the Bond Fund, in line with the Fund's stated objectives.

A negative total return of (10.51)% occurred for the Stock and Bond Balanced Fund for the twelve months ended December 31,2002.

See previous sections on the U.S. Economy, U.S. Equity Market, and the U.S. Bond Market. Financial Highlights on page 70.

The following graph compares a $10,000 investment in the Stock and Bond Balanced Fund to a theoretical investment of the same amount in the S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Index:

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                              [GRAPH APPEARS HERE]

"See footnotes for the Large Cap Equity Index Fund and the Bond Fund for description of indices.

_________________________

      Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown.

/(1)/ The EAFE/(R)/ Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the "Trust"). The International Equity Index Fund (the "Fund"), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold, or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of Fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

Bond Fund

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. For different time periods, total returns may vary considerably depending on interest rate trends, since bond prices and interest rates move in opposite directions. However, investors should bear in mind that the income from the Bond Fund is quite stable.

Asset class composition of the Fund's portfolio is similar to last year. The weighted average maturity of the portfolio was 3.8 years, at the end of 2002, down from 4.5 years at the end of 2001.

The Bond Fund holds $1,000,000 par amount of WorldCom Inc., 8% Bonds due 5/15/06, which are not income producing. At December 31,2002, the value of the bonds was $235,000 or 0.16% of net assets.

The Bond Fund provided a total return of 9.01% for the twelve months ended December 31, 2002.

Generally speaking the Fund's investments in corporate bonds performed better than other asset classes of the Fund over the past year.

See the previous section on U.S. Bond Market. Financial Highlights on page 71.

The following graph compares a $10,000 investment in the Bond Fund to a theoretical investment of the same amount in the Lehman Brothers
Intermediate Government/Credit Index:

               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                      FOR THE PERIOD ENDED DECEMBER 31, 2002

                                  [CHART HERE]

* Lehman Brothers Intermediate Government/Credit Index contains approximately 3,587 U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $150 million.

The Lehman Brothers Intermediate Government/Credit Intermediate Index represents an unmanaged group of bonds that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Financial Highlights on page 72.

                         ------------------------------
You can only invest in our underlying funds through the purchase of a State Farm Variable Universal Life Insurance policy or Variable Deferred Annuity policy.

This report and any financial information contained herein are submitted for the general information of the owners of interest in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Account or Variable Annuity Separate Account (the "Accounts"). This report is not authorized for distribution to prospective investors in either Account unless preceded or accompanied by an effective prospectus for the relevant account. Interests in the Accounts are not deposits or obligations of, or guaranteed by, any bank or depository institution. Interests in the Accounts are not insured by the Federal Deposit Insurance Corporation, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. For more information on either Account, including charges and expenses, call or write for a free prospectus. Read the prospectus carefully before you invest or send money.
-----------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown.

                                 TOTAL RETURNS

-----------------------------------------------------------------------------------------------------------------------
                                          State Farm Life Insurance Company
                                       (Not licensed in New York or Wisconsin)

                                  Variable Deferred Annuity Performance and Returns
   Total Returns for Period Ending 12/31/2002 (before deduction of annual administrative fee and surrender charges)
-----------------------------------------------------------------------------------------------------------------------
                                                       Cumulative Returns                Average Annual Returns
                                                  ---------------------------------------------------------------------
                                      Inception                         Since                           Since     7-Day
         Fund                           Date        YTD      3-Year   Inception    1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------------------------------------------

Large Cap Equity Index Fund           1/22/1998   -23.29%   -40.28%      -9.14%   -23.29%   -15.79%      -1.92%     -
Small Cap Equity Index Fund           1/29/1998   -21.57%   -24.43%     -12.79%   -21.57%    -8.91%      -2.74%     -
International Equity Index Fund       1/22/1998   -17.21%   -46.04%     -21.47%   -17.21%   -18.59%      -4.77%     -
Stock and Bond Balanced Fund          1/29/1998   -11.54%   -18.64%       2.11%   -11.54%    -6.64%       0.42%     -
Bond Fund                             1/22/1998     7.82%    25.48%      29.97%     7.82%     7.86%       5.45%     -
Money Market Fund/1/                  1/29/1998     0.12%     7.62%      15.95%     0.12%     2.48%       3.05%   0.00%
-----------------------------------------------------------------------------------------------------------------------

The State Farm Variable Deterred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the Fund inception date (as noted). The 1-year total return period begins one year prior to the indicated ending date.

                Standardized Returns for Period ending 12/31/2002
       (after deduction of annual administrative fee and surrender charges)

-----------------------------------------------------------------------------------
                                                     Average Annual Returns
                                              -------------------------------------
                                  Inception                         Since     7-Day
         Fund                       Date       1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------
Large Cap Equity Index Fund       1/22/1998   -28.38%   -17.60%      -3.05%     -
Small Cap Equity Index Fund       1/29/1998   -26.74%   -10.73%      -3.94%     -
International Equity Index Fund   1/22/1998   -22.63%   -20.43%      -5.93%     -
Stock and Bond Balanced Fund      1/29/1998   -17.25%    -8.47%      -0.76%     -
Bond Fund                         1/22/1998     1.05%     5.96%       4.21%     -
Money Market Fund/1/              1/29/1998    -6.23%     0.61%       1.82%  -0.66%
-----------------------------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 has been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $6,200 as of December 31, 2002. The since inception standardized return period begins on the Fund inception date (as noted). The 1-year standardized return period begins one year prior to the indicated ending date.

                Variable Universal Life Performance and Returns
                   Total Returns for Period Ending 12/31/2002

-----------------------------------------------------------------------------------
                                                     Average Annual Returns
                                              -------------------------------------
                                  Inception                         Since     7-Day
         Fund                       Date       1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------
Large Cap Equity Index Fund       1/22/1998   -29.24%   -19.92%      -4.96%     -
Small Cap Equity Index Fund       1/29/1998   -27.58%   -12.94%      -6.23%     -
International Equity Index Fund   1/22/1998   -23.49%   -22.90%      -8 04%     -
Stock and Bond Balanced Fund      1/29/1998   -18.20%   -10.78%      -2.89%     -
Bond Fund                         1/22/1998    -0.02%     3.65%       1.90%     -
Money Market Fund/1/              1/29/1998    -7.23%    -1.66%      -0.45%  -2.49%
-----------------------------------------------------------------------------------

Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If the surrender charges (if applicable) or the cost of insurance were reflected, the performance quoted would be significantly lower than shown. We encourage you to obtain from your State Farm registered representative agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,700 as of December 31, 2002. The total returns since inception period begins on the Fund Inception Date (as noted). The 1-year total return period begins one year prior to the indicated ending date.

/1/An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund.

/2/This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

--------------------------------------------------------------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life Insurance Company products.

                                  TOTAL RETURNS


--------------------------------------------------------------------------------

                 State Farm Life and Accident Assurance Company
                      (Licensed in New York and Wisconsin)

                                  Variable Deferred Annuity Performance and Returns
   Total Returns for Period Ending 12/31/2002 (before deduction of annual administrative fee and surrender charges)
-----------------------------------------------------------------------------------------------------------------------
                                                       Cumulative Returns                Average Annual Returns
                                                  ---------------------------------------------------------------------
                                      Inception                         Since                           Since     7-Day
         Fund                           Date        YTD      3-Year   Inception    1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------------------------------------------
Large Cap Equity Index Fund            8/3/1998   -23.29%   -40.28%     -21.41%   -23.29%   -15.79%      -5.31%     -
Small Cap Equity Index Fund            8/3/1998   -21.57%   -24.43%      -8.47%   -21.57%    -8.91%      -1.99%     -
International Equity Index Fund        8/3/1998   -17.21%   -46.04%     -30.46%   -17.21%   -18.59%      -7.90%     -
Stock and Bond Balanced Fund           8/3/1998   -11.54%   -18.64%      -2.57%   -11.54%    -6.64%      -0.59%     -
Bond Fund                              8/3/1998     7.82%    25.48%      27.55%     7.82%     7.86%       5.67%     -
Money Market Fund/1/                   8/3/1998     0.12%     7.62%      13.67%     0.12%     2.48%       2.95%   0.00%
-----------------------------------------------------------------------------------------------------------------------

The State Farm Variable Deferred Annuity policy total returns reflect all underlying fund fees and expenses. Returns do not include the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) or surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8). Their inclusion would reduce the returns shown. The since inception total return period begins on the contract registration effective date of August 3, 1998. The 1-year total return period begins one year prior to the indicated ending date.

                Standardized Returns for Period ending 12/31/2002
       (after deduction of annual administrative fee and surrender charges)

-----------------------------------------------------------------------------------
                                                     Average Annual Returns
                                              -------------------------------------
                                  Inception                         Since     7-Day
         Fund                       Date       1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------
Large Cap Equity Index Fund        8/3/1998   -28.56%   -17.76%      -6.95%     -
Small Cap Equity Index Fund        8/3/1998   -26.92%   -10.86%      -3.64%     -
International Equity Index Fund    8/3/1998   -22.81%   -20.59%      -9.57%     -
Stock and Bond Balanced Fund       8/3/1998   -17.44%    -8.61%      -2.25%     -
Bond Fund                          8/3/1998     0.87%     5.84%       3.95%     -
Money Market Fund/1/               8/3/1998    -6.41%     0.49%       1.26%  -0.75%
-----------------------------------------------------------------------------------

Standardized returns reflect all contract-level and underlying fund fees and expenses, including the $30 annual administrative fee (waived if total premiums of at least $50,000 have been paid) and surrender charges (7% in year 1, declining by 1% each following year until it reaches 0% in year 8), except for the Money Market Fund 7-day yield, which does not include surrender charges. The fees and expenses are based on an assumed average account size of $5,200 as of December 31, 2002. The since inception standardized return period begins on the contract registration effective date of August 3, 1998. The 1-year standardized return period begins one year prior to the indicated ending date.

                Variable Universal Life Performance and Returns
                   Total Returns for Period Ending 12/31/2002

-----------------------------------------------------------------------------------
                                                     Average Annual Returns
                                              -------------------------------------
                                  Inception                         Since     7-Day
         Fund                       Date       1-Year    3-Year   Inception   Yield
-----------------------------------------------------------------------------------
Large Cap Equity Index Fund       12/2/1998   -29.92%   -20.82%     -11.16%     -
Small Cap Equity Index Fund       12/2/1998   -28.25%   -13.77%      -5.31%     -
International Equity Index Fund   12/2/1998   -24.18%   -23.88%     -12.28%     -
Stock and Bond Balanced Fund      12/2/1998   -18.93%   -11.63%      -6.26%     -
Bond Fund                         12/2/1998    -0.82%     2.83%       0.49%     -
Money Market Fund/1/              12/2/1998    -7.99%    -2.47%      -1.65%  -3.25%
-----------------------------------------------------------------------------------

Unless noted otherwise, the State Farm Variable Universal Life policy total returns reflect all contract-level and underlying fund fees and expenses (including the 5% Premium Charge, the daily Mortality and Expense Risk Charge at a current annual rate of 0.8% of net assets, the current monthly expense charge of $6, and the investment advisory fees and other expenses incurred by the funds), except for surrender charges and the cost of insurance. If the surrender charges (if applicable) or the cost of insurance were reflected, the performance quoted would be significantly lower than shown. We encourage you to obtain from your State Farm registered representative agent a personalized illustration that will reflect all applicable fees and charges, including the cost of insurance. The fees and expenses reflected in this calculation are based on an assumed average account size of $2,100 as of December 31, 2002. The total returns since inception period begins on the contract registration effective date of December 2, 1998. The 1-year total return period begins one year prior to the indicated ending date.

/1/An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money in the fund.

/2/This yield quotation reflects all contract-level and underlying fund fees and expenses, except for the 5% premium charge, surrender charges, and the cost of insurance.

--------------------------------------------------------------------------------

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your account value, when redeemed, may be worth more or less than the premiums you paid. Recent performance may be less than the figures shown. The returns on this page apply only to the State Farm Life and Accident Assurance Company products.

MANAGEMENT INFORMATION - State Farm Variable Product Trust

1. Information about Non-Interested (Independent) Trustees of State Farm Variable Product Trust


                                                                                                     Number of
                                                                                                     Portfolios
                                     Length of                                                         in Fund         Other
                        Position    Time Served                                                        Complex     Directorships
   Name, Address,       Held with     and Term          Principal Occupation(s) During the             Overseen       Held by
      and Age             Trust      of Office                    Past 5 Years                        by Trustee      Trustee
--------------------------------------------------------------------------------------------------------------------------------
Thomas M. Mengler,       Trustee     Began service      DEAN and PROFESSOR OF LAW - University            20            None
1000 LaSalle Avenue                  in 2000 and        of St. Thomas School of Law
Minneapolis, MN                      serves until       (since 6/2002); DEAN - University of Illinois
55403                                successor is       College of Law (1993-6/2002);
Age 49                               elected or         TRUSTEE - State Farm Mutual Fund Trust,
                                     appointed.         State Farm Associates' Funds Trust.

James A. Shirk,          Trustee     Began service      DIRECTOR and PRESIDENT - Beer Nuts, Inc.          20            None
103 North Robinson                   in 2000 and        (manufacturer of snack foods); TRUSTEE -
Bloomington, Illinois                serves until       State Farm Mutual Fund Trust, State Farm
61701                                successor is       Associates' Funds Trust.
Age 58                               elected or
                                     appointed.

Victor J. Boschini,      Trustee     Began service      PRESIDENT (since 1999) and VICE PRESIDENT         20            None
1000 Gregory St.,                    in 2000 and        (1997-1999) - Illinois State University;
Normal, Illinois                     serves until       TRUSTEE - State Farm Mutual Fund Trust;
61761                                successor is       State Farm Associates' Funds Trust.
Age 46                               elected or
                                     appointed.

David L. Vance,          Trustee     Began service      PRESIDENT (since 2000) - Caterpillar              20            None
100 N.E. Adams St.                   in 2000 and        University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois                     serves until       of the Business Intelligence Group (since 1994)
61629                                successor is       - Caterpillar, Inc.; TRUSTEE - State Farm
Age 50                               elected or         Mutual Fund Trust, State Farm Associates'
                                     appointed.         Funds Trust.

Donald A. Altorfer,      Trustee     Began service      CHAIRMAN - Altorfer, Inc. (dealer in heavy        20            None
4200 Rodger Street                   in 2000 and        machinery and equipment); TRUSTEE - State
Springfield, Illinois                serves until       Farm Mutual Fund Trust, State Farm
62703                                successor is       Associates' Funds Trust
Age 59                               elected or
                                     appointed.

MANAGEMENT INFORMATION - State Farm Variable Product Trust

II. Information about Officers and Interested Trustees of State Farm Variable Product Trust


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                               Length of                                                      Portfolios    Other
     Name, Address,           Position        Time Served        Principal Occupation(s) During the            in Fund    Director-
        and Age              Held with         and Term                     Past 5 Years                       Complex       ship
                               Trust           of Office                                                       Overseen    Held by
                                                                                                              by Trustee   Trustee
------------------------------------------------------------------------------------------------------------------------------------

  Edward B. Rust, Jr.*,      Trustee and     Began service     CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE          20        DIRECTOR-
  One State Farm Plaza,      President       in 2000 and       OFFICER, and DIRECTOR - State Farm Mutual                 McGraw-Hill
  Bloomington, Illinois                      serves until      Automobile Insurance Company; PRESIDENT                   Corporation
  61710                                      successor is      and DIRECTOR - State Farm VP Management
  Age 52                                     elected or        Corp.; State Farm Investment Management
                                             appointed.        Corp.; PRESIDENT and TRUSTEE - State Farm
                                                               Mutual Fund Trust, State Farm Associates'
                                                               Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

  Michael L. Tipsord*,       Trustee,        Began service     SENIOR VICE PRESIDENT and TREASURER (since      20        None
  One State Farm Plaza,      Senior Vice     in 2000 and       12/2002), VICE PRESIDENT and TREASURER
  Bloomington, Illinois      President       serves until      (7/2001 TO 12/2002), VICE PRESIDENT and
  61710                      and             removed.          ASSISTANT TREASURER (1/1999 to 7/2001), and
  Age 43                     Treasurer                         EXECUTIVE ASSISTANT (1/1998 to 1/1999), -
                                                               State Farm Mutual Automobile Insurance
                                                               Company; DIRECTOR, SENIOR VICE PRESIDENT
                                                               and TREASURER (since 12/2002), VICE PRESIDENT
                                                               and ASSISTANT SECRETARY - TREASURER
                                                               (6/2001 to 12/2002) and ASSISTANT
                                                               SECRETARY-TREASURER (before 6/2001) -
                                                               State Farm Investment Management Corp.,
                                                               State Farm VP Management Corp.; TRUSTEE,
                                                               SENIOR VICE PRESIDENT and TREASURER
                                                               (since 12/2002), VICE PRESIDENT and ASSISTANT
                                                               SECRETARY-TREASURER(6/2001 TO 12/2002),
                                                               and ASSISTANT SECRETARY-TREASURER
                                                               (before 6/2001), -State Farm Mutual Fund Trust,
                                                               State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

  Jack W. North,             Senior Vice     Began service     EXECUTIVE VICE PRESIDENT - FINANCIAL            N/A       N/A
  One State Farm Plaza,      President       in 2001 and       SERVICES (since 2001) and SENIOR VICE
  Bloomington, Illinois                      serves until      PRESIDENT (1998-2001) - State Farm Mutual
  61710                                      removed.          Automobile Insurance Company; SENIOR VICE
  Age 54                                                       PRESIDENT and DIRECTOR (since 2001) -
                                                               State Farm Investment Management Corp.,
                                                               State Farm VP Management Corp.; TRUSTEE,
                                                               SENIOR VICE PRESIDENT and TREASURER
                                                               (since 12/2002), VICE PRESIDENT and ASSISTANT
                                                               SECRETARY-TREASURER (6/2001 to 12/2002),
                                                               and ASSISTANT SECRETARY-TREASURER
                                                               (before 6/2001) SENIOR VICE PRESIDENT
                                                               (since 2001) - State Farm Mutual Fund Trust,
                                                               State Farm Associates' Funds Trust.
------------------------------------------------------------------------------------------------------------------------------------

MANAGEMENT INFORMATION

                                                                                                  Number of
                                                                                                 Portfolios
                                         Length of                                                 in Fund       Other
                         Position       Time Served                                               Complex    Directorships
 Name, Address           Held with       and Term          Principal Occupation(s) During the     Overseen      Held by
   and Age                 Trust         of Office                 Past 5 Years                  by Trustee     Trustee
---------------------------------------------------------------------------------------------------------------------------
Paul N. Eckley,          Senior Vice   Began service   SENIOR VICE PRESIDENT - INVESTMENTS           N/A          N/A
  One State Farm Plaza,  President     in 2000 and     - State Farm Mutual Automobile Insurance
  Bloomington, Illinois                serves until    Company; SENIOR VICE PRESIDENT - State Farm
  61710                                removed.        Investment Management Corp., State Farm
  Age 48                                               Mutual Fund Trust, State Farm Associates'
                                                       Funds Trust.

Susan D. Waring,         Vice          Began service   SENIOR VICE PRESIDENT and CHIEF               N/A          N/A
  One State Farm Plaza,  President     in 2000 and     ADMINISTRATIVE OFFICER (since 2001) -
  Bloomington, Illinois                serves until    State Farm Life Insurance Company; VICE
  61710                                removed.        PRESIDENT (1997-2001) - State Farm Mutual
  Age 53                                               Automobile Insurance Company; SENIOR VICE
                                                       PRESIDENT and DIRECTOR (since 2001) -
                                                       State Farm VP Management Corp.; VICE
                                                       PRESIDENT - State Farm Investment
                                                       Management Corp., State Farm Mutual Fund
                                                       Trust, State Farm Associates' Funds Trust.

Donald E. Heltner        Vice          Began service   VICE PRESIDENT - FIXED INCOME -               N/A          N/A
  One State Farm Plaza,  President     in 2000 and     State Farm Mutual Automobile Insurance
  Bloomington, Illinois                serves until    Company; VICE PRESIDENT - State Farm
  61710                                removed.        Investment Management Corp., State Farm
                                                       Mutual Fund Trust, State Farm Associates'
                                                       Funds Trust.

John S. Concklin,        Vice          Began service   VICE PRESIDENT - COMMON STOCKS - State        N/A          N/A
  One State Farm Plaza,  President     in 2000 and     Farm Mutual Automobile Insurance Company;
  Bloomington, Illinois                serves until    VICE PRESIDENT - State Farm Investment
  61710                                removed.        Management Corp., State Farm Mutual
  Age 56                                               Fund Trust, State Farm Associates' Funds
                                                       Trust.

MANAGEMENT INFORMATION

                                                                                                 Number of
                                                                                                Portfolios
                                      Length of                                                  in Fund        Other
                        Position    Time Served                                                  Complex     Directorships
 Name, Address,         Held with     and Term      Principal Occupation(s) During the           Overseen      Held by
    and Age               Trust       of Office              Past 5 Years                       by Trustee    by Trustee
--------------------------------------------------------------------------------------------------------------------------
Randall H. Harbert,      Vice        Began service  VICE PRESIDENT - MUTUAL FUNDS (since            N/A          N/A
Three State Farm Plaza   President   in 2001 and    9/2001), ADMINISTRATIVE ASSISTANT (6/2001
Bloomington, Illinois                serves until   to 9/2001), AGENCY FIELD EXECUTIVE (6/1999
61791                                removed.       TO 6/2001), REGIONAL ADMINISTRATIVE
Age 39                                              ASSISTANT (6/1998 to 6/1999), and AGENCY
                                                    FIELD CONSULTANT (6/1997 to 6/1998) -
                                                    State Farm Mutual Automobile Insurance
                                                    Company; VICE PRESIDENT (since 2001) -
                                                    State Farm Investment Management Corp.,
                                                    State Farm VP Management Corp., State
                                                    Farm Mutual Fund Trust, State Farm
                                                    Associates' Funds Trust.

David R. Grimes          Vice        Began service  ASSISTANT VICE PRESIDENT - State Farm           N/A          N/A
Three State Farm Plaza,  President   in 2000 and    Mutual Automobile Insurance Company; VICE
Bloomington, Illinois    and         serves until   PRESIDENT AND SECRETARY - State Farm
61791                    Secretary   removed and    Investment Management Corp., State Farm VP
Age 60                               successor is   Management Corp., State Farm Mutual Fund
                                     appointed.     Trust, State Farm Associates' Funds Trust.

----------------
*Messrs. Rust and Tipsord are "interested" Trustees as defined by the Investment Company Act of 1940 because each is (i) an Officer of State Farm Variable Product Trust (the "Trust"), (ii) a Director of State Farm Investment Management Corp., the Trust's investment advisor, (iii) a Director of State Farm VP Management Corp., the Trust's distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

 The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees of the Trust, and the SAI is available without charge upon request. Call toll-free 1-800-702-2307 to request a copy of the SAI.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareowners
State Farm Variable Product Trust -
     Large Cap Equity Index Fund
     Small Cap Equity Index Fund
     International Equity Index Fund
     Stock and Bond Balanced Fund
     Bond Fund
     Money Market Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Large Cap Equity Index Fund, Small Cap Equity Index Fund, International Equity Index Fund, Stock and Bond Balanced Fund, Bond Fund, and Money Market Fund, (collectively, the Funds) comprising the State Farm Variable Product Trust as of December 31, 2002, the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Variable Product Trust at December 31, 2002, the results of their operations and changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst and Young LLP
-----------------------

Chicago, Illinois
January 31, 2003

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                                           Shares      Value
                                                         ---------  -----------
Common Stocks (97.7%)

Aerospace/Defense (1.3%)
Boeing Co.                                                  28,815  $   950,607
General Dynamics Corp.                                       6,911      548,526
Lockheed Martin Corp.                                       15,639      903,152
Northrop Grumman Corp.                                       6,246      605,838
Raytheon Co.                                                13,985      430,039
Rockwell Collins                                             6,249      145,352
                                                                    -----------
                                                                      3,583,514
                                                                    -----------
Agriculture, Foods, & Beverage (4.6%)
Adolph Coors Co. Class B                                     1,251       76,624
Anheuser Busch Companies Inc.                               29,319    1,419,040
Archer-Daniels-Midland Co.                                  22,156      274,734
Campbell Soup Co.                                           13,953      327,477
Coca-Cola Enterprises Inc.                                  15,510      336,877
ConAgra Inc.                                                18,317      458,108
General Mills Inc.                                          12,650      593,917
Hershey Foods Corp.                                          4,622      311,708
HJ Heinz Co.                                                11,957      393,027
Kellogg Co.                                                 13,956      478,272
Pepsico Inc.                                                59,135    2,496,680
Sara Lee Corp.                                              26,759      602,345
Sysco Corp.                                                 22,381      666,730
The Coca-Cola Co.                                           84,850    3,718,127
The Pepsi Bottling Group Inc.                                9,647      247,928
WM Wrigley Jr. Co.                                           7,676      421,259
Yum! Brands Inc. (a)                                        10,102      244,670
                                                                    -----------
                                                                     13,067,523
                                                                    -----------
Airlines (0.2%)
AMR Corp. (a)                                                5,323       35,132
Delta Air Lines Inc.                                         4,227       51,147
Southwest Airlines Co.                                      26,704      371,185
                                                                    -----------
                                                                        457,464
                                                                    -----------
Automotive (0.9%)
Cooper Tire & Rubber Co.                                     2,513       38,550
Dana Corp.                                                   5,032       59,176
Delphi Corp.                                                19,149      154,150
Ford Motor Co.                                              62,934      585,286
General Motors Corp.                                        19,105      704,210
Genuine Parts Co.                                            5,920      182,336
Goodyear Tire & Rubber Co.                                   5,614       38,231
Harley Davidson Inc.                                        10,345      477,939
ITT Industries Inc.                                          3,121      189,414
Navistar International Corp. (a)                             2,094       50,905
Paccar Inc.                                                  3,918      180,737
Visteon Corp.                                                4,454       31,000
                                                                    -----------
                                                                      2,691,934
                                                                    -----------
Banks (5.6%)
AmSouth Bancorporation                                      12,303      236,218
Bank of America Corp.                                       51,239    3,564,697
Bank of New York Inc.                                       24,750      593,010
Bank One Corp.                                              39,778    1,453,886
BB&T Corp.                                                  16,314      603,455
Comerica Inc.                                                5,969      258,100
Fifth Third Bancorp                                         19,796    1,159,056
Golden West Financial Corp.                                  5,212      374,274
Huntington Bancshares Inc.                                   7,911      148,015
Northern Trust Corp.                                         7,576      265,539
PNC Bank Corp.                                               9,650      404,335
SouthTrust Corp.                                            11,824      293,826
State Street Corp.                                          11,064      431,496
SunTrust Banks Inc.                                          9,658      549,733
Synovus Financial Corp.                                     10,404      201,838
Union Planters Corp.                                         6,856      192,928
US Bancorp                                                  65,684    1,393,814
Washington Mutual Inc.                                      32,436    1,120,015
Wells Fargo & Co.                                           57,928    2,715,085
                                                                    -----------
                                                                     15,959,320
                                                                    -----------
Building Materials & Construction (0.5%)
American Standard Cos. Inc. (a)                              2,465      175,360
Centex Corp.                                                 2,162      108,532
Fluor Corp.                                                  2,753       77,084
KB Home                                                      1,702       72,931
Leggett & Platt Inc.                                         6,659      149,428
Louisiana-Pacific Corp. (a)                                  3,528       28,436
Masco Corp.                                                 16,872      355,156
McDermott International Inc. (a)                             2,168        9,496
Pulte Corp.                                                  2,081       99,617
Stanley Works                                                3,100      107,198
Vulcan Materials Co.                                         3,427      128,512
                                                                    -----------
                                                                      1,311,750
                                                                    -----------
Chemicals (1.7%)
Air Products & Chemicals Inc.                                7,742      330,971
Ashland Inc.                                                 2,399       68,444
Avery Dennison Corp.                                         3,804      232,348
Bemis Co. Inc.                                               1,783       88,490
Eastman Chemical Co.                                         2,657       97,698
EI du Pont de Nemours and Co.                               34,055    1,443,932
Engelhard Corp.                                              4,434       99,100
Great Lakes Chemical Corp.                                   1,699       40,572
Hercules Inc. (a)                                            3,758       33,070
International Flavors & Fragrances Inc.                      3,221      113,057
Pall Corp.                                                   4,192       69,923
PPG Industries Inc.                                          5,766      289,165
Praxair Inc.                                                 5,525      319,179
Rohm & Haas Co.                                              7,522      244,315
Sealed Air Corp. (a)                                         2,868      106,976
Sigma-Aldrich Corp.                                          2,396      116,685
Temple-Inland Inc.                                           1,779       79,717

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                        Shares          Value                                               Shares          Value
                                     -----------      ---------                                          -----------      ----------
Common Stocks (Cont.)                                                Common Stocks (Cont.)
Chemicals (Cont.)                                                    Computer Software & Services (Cont.)
The Dow Chemical Co.                      31,274     $  928,838      Veritas Software Corp. (a)               13,985     $   218,446
                                                     ----------      Yahoo! Inc. (a)                          20,054         327,883
                                                      4,702,480                                                          -----------
                                                     ----------                                                           16,362,198
Commercial Service/Supply (1.9%)                                                                                         -----------
Allied Waste Industries Inc. (a)           6,676         66,760      Computers (3.2%)
Anthem Inc. (a)                            4,867        306,134      Apple Computer Inc. (a)                  12,088         173,221
Apollo Group Inc. CL A (a)                 6,032        265,408      Dell Computer Corp. (a)                  88,730       2,372,640
Ball Corp.                                 1,949         99,769      Gateway Inc. (a)                         11,021          34,606
Cendant Corp. (a)                         35,481        371,841      Hewlett-Packard Co.                     104,420       1,812,731
Cintas Corp.                               5,808        265,716      International Business Machines Corp.    57,818       4,480,895
Convergys Corp. (a)                        5,884         89,143      Sun Microsystems Inc. (a)               107,051         332,929
Deluxe Corp.                               2,043         86,010                                                          -----------
                                                                                                                           9,207,022
Eastman Kodak Co.                          9,971        349,384                                                          -----------
Ecolab Inc.                                4,375        216,563      Consumer & Marketing (4.8%)
Equifax Inc.                               4,914        113,710      Alberto-Culver Co.                        2,009         101,254
Interpublic Group of Companies Inc.       13,040        183,603      American Greetings Corp. (a)              2,226          35,171
Moody's Corp.                              5,102        210,662      Avon Products Inc.                        8,026         432,361
Omnicom Group Inc.                         6,424        414,990      Black & Decker Corp.                      2,743         117,647
Pactiv Corp. (a)                           5,374        117,476      Brown-Forman Corp. Class B                2,384         155,818
Paychex Inc.                              12,975        362,003      Brunswick Corp.                           3,099          61,546
Pitney Bowes Inc.                          8,161        266,538      Clorox Co.                                7,563         311,974
Quintiles Transnational (a)                4,008         48,497      Colgate-Palmolive Co.                    18,447         967,176
Robert Half International Inc. (a)         5,988         96,467      Danaher Corp.                             5,260         345,582
RR Donnelley & Sons Co.                    3,846         83,727      Darden Restaurants Inc.                   5,916         120,982
Ryder System Inc.                          2,135         47,909      Fortune Brands Inc.                       5,136         238,875
Snap-On Inc.                               1,945         54,674      Hasbro Inc.                               5,904          68,191
Staples Inc. (a)                          16,257        297,503      Kimberly Clark Corp.                     17,542         832,719
TMP Worldwide Inc. (a)                     3,824         43,249      Mattel Inc.                              14,859         284,550
Waste Management Inc.                     20,709        474,650      Maytag Corp.                              2,647          75,440
WW Grainger Inc.                           3,180        163,929      McDonald's Corp.                         43,341         696,923
Xerox Corp. (a)                           25,520        205,436      Newell Rubbermaid Inc.                    9,097         275,912
                                                     ----------      Philip Morris Companies Inc.             70,824       2,870,497
                                                      5,301,751      RJ Reynolds Tobacco Co.                   2,952         124,309
                                                     ----------      Starbucks Corp. (a)                      13,157         268,140
Computer Software & Services (5.8%)                                  The Gillette Co.                         36,027       1,093,780
Adobe Systems Inc.                         8,161        203,291      The Procter & Gamble Co.                 44,495       3,823,900
AutoDesk Inc.                              3,899         55,756      Tupperware Corp.                          1,952          29,436
Automatic Data Processing Inc.            20,530        805,802      UST Inc.                                  5,775         193,058
BMC Software Inc. (a)                      7,894        135,066      Wendy's International Inc.                3,946         106,818
Computer Associates International Inc.    19,653        265,315      Whirlpool Corp.                           2,334         121,881
Computer Sciences Corp. (a)                5,828        200,775                                                          -----------
Compuware Corp. (a)                       12,753         61,214                                                           13,753,940
Comverse Technology Inc. (a)               6,312         63,246                                                          -----------
Ebay Inc. (a)                             10,571        716,925      Electronic/Electrical Mfg. (5.6%)
Electronic Arts Inc. (a)                   4,889        243,326      Advanced Micro Devices Inc. (a)          11,630          75,130
Electronic Data Systems Corp.             16,312        300,630      Agilent Technologies Inc. (a)            16,137         289,821
EMC Corp. (a)                             75,672        464,626      Applied Materials Inc. (a)               56,601         737,511
Intuit Inc. (a)                            7,046        330,598      Emerson Electric Co.                     14,464         735,494
Microsoft Corp. (a)                      182,986      9,460,376      General Electric Co.                    340,424       8,289,324
Oracle Corp. (a)                         183,411      1,980,839      Intel Corp.                             226,795       3,531,198
PeopleSoft Inc. (a)                       10,562        193,285      KLA Tencor Corp. (a)                      6,410         226,722
Sungard Data Systems (a)                   9,600        226,176      Linear Technology Corp.                  10,574         271,963
Unisys Corp. (a)                          10,972        108,623      LSI Logic Corp. (a)                      12,595          72,673


                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                      Shares           Value
                                                   -----------     ------------

Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Micron Technology Inc. (a)                              20,499     $    199,660
Molex Inc.                                               6,632          152,801
National Semiconductor Corp. (a)                         6,112           91,741
PerkinElmer Inc.                                         4,227           34,873
Rockwell Automation Inc.                                 6,358          131,674
Texas Instruments Inc.                                  59,091          886,956
Thomas & Betts Corp. (a)                                 1,953           33,006
Waters Corp. (a)                                         4,466           97,270
                                                                   ------------
                                                                     15,857,817
                                                                   ------------
Financial Services (10.3%)
AMBAC Financial Group Inc.                               3,675          206,682
American Express Co.                                    45,016        1,591,316
Bear Stearns Companies Inc.                              3,244          192,694
Capital One Financial Corp.                              7,682          228,309
Charles Schwab Corp.                                    45,810          497,039
Charter One Financial Inc.                               7,684          220,761
Citigroup Inc.                                         175,692        6,182,602
Concord EFS Inc. (a)                                    17,362          273,278
Countrywide Financial Corp.                              4,379          226,175
Equity Office Properties Trust                          13,976          349,121
Equity Residential                                       9,335          229,454
Federal Home Loan Mortgage Corp.                        23,854        1,408,579
Federal National Mortgage Association                   34,072        2,191,852
First Data Corp.                                        25,723          910,851
First Tennessee National Corp.                           4,272          153,536
FleetBoston Financial Corp.                             36,031          875,553
Franklin Resources Inc.                                  8,908          303,585
Goldman Sachs Group Inc.                                16,300        1,110,030
H&R Block Inc.                                           6,241          250,888
Household International Inc.                            16,105          447,880
John Hancock Financial Services                          9,762          272,360
JP Morgan Chase & Co.                                   68,318        1,639,632
KeyCorp                                                 14,496          364,429
Lehman Brothers Holdings Inc.                            8,117          432,555
Marshall & Ilsley Corp.                                  7,571          207,294
MBIA Inc.                                                5,027          220,484
MBNA Corp.                                              43,867          834,350
Mellon Financial Corp.                                  14,800          386,428
Merrill Lynch & Co. Inc.                                29,652        1,125,293
MGIC Investment Corp.                                    3,371          139,222
Morgan Stanley                                          37,185        1,484,425
National City Corp.                                     21,042          574,867
North Fork Bancorporation                                5,594          188,742
Principal Financial Group                               11,576          348,785
Providian Financial Corp. (a)                            9,862           64,004
Regions Financial Corp.                                  7,532          251,268
Simon Property Group Inc.                                6,504          221,591
SLM Corp.                                                5,228          542,980
Stilwell Financial Inc.                                  7,553           98,718
T Rowe Price Group Inc.                                  4,232          115,449
Wachovia Corp.                                          46,501        1,694,496


                                                      Shares           Value
                                                   -----------     ------------
Common Stocks (Cont.)

Financial Services (Cont.)
Zions Bancorporation                                     3,123     $    122,887
                                                                   ------------
                                                                     29,180,444
                                                                   ------------
Forest Products (0.5%)
Boise Cascade Corp.                                      1,949           49,154
Georgia Pacific Corp.                                    8,448          136,520
International Paper Co.                                 16,456          575,466
MeadWestvaco Corp.                                       6,826          168,670
Plum Creek Timber Co., Inc.                              6,305          148,798
Weyerhaeuser Co.                                         7,549          371,486
                                                                   ------------
                                                                      1,450,094
                                                                   ------------

Health Care (14.4%)
Abbott Laboratories                                     53,524        2,140,960
Aetna Inc.                                               5,219          214,605
Allergan Inc.                                            4,377          252,203
Amerisourcebergen Corp.                                  3,582          194,538
Amgen Inc. (a)                                          43,990        2,126,477
Applera Corp.- Applied
  Biosystems Group                                       7,253          127,218
Bausch & Lomb Inc.                                       1,809           65,124
Baxter International Inc. (a)                           20,206          565,768
Becton Dickinson & Co.                                   8,835          271,146
Biogen Inc. (a)                                          5,168          207,030
Biomet Inc.                                              8,793          252,007
Boston Scientific Corp. (a)                             14,020          596,130
Bristol-Myers Squibb Co.                                66,405        1,537,276
Cardinal Health Inc.                                    15,166          897,676
Chiron Corp. (a)                                         6,427          241,655
CR Bard Inc.                                             1,721           99,818
Eli Lilly & Co.                                         38,476        2,443,226
Forest Laboratories Inc. (a)                             6,176          606,607
Genzyme Corp. (a)                                        7,263          214,767
Guidant Corp. (a)                                       10,410          321,149
HCA-The Healthcare Co.                                  17,613          730,939
Health Management Associates Inc.                        8,202          146,816
Healthsouth Corp. (a)                                   13,404           56,297
Humana Inc. (a)                                          5,776           57,760
IMS Health Inc.                                          9,431          150,896
Johnson & Johnson                                      101,705        5,462,576
King Pharmaceuticals Inc. (a)                            8,071          138,740
Manor Care Inc. (a)                                      3,148           58,584
McKesson Corp.                                          10,069          272,165
Medimmune Inc. (a)                                       8,506          231,108
Medtronic Inc.                                          41,694        1,901,246
Merck & Co. Inc.                                        76,861        4,351,101
Pfizer Inc.                                            210,920        6,447,824
Pharmacia Corp.                                         44,312        1,852,242
Quest Diagnostics Inc. (a)                               3,323          189,079
Schering Plough Corp.                                   50,317        1,117,037
St. Jude Medical Inc. (a)                                6,051          240,346
Stryker Corp. (a)                                        6,765          454,067

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                        Shares         Value
                                      ----------   -------------

Common Stocks (Cont.)

Health Care (Cont.)
Tenet Healthcare Corp. (a)                16,656   $     273,158
UnitedHealth Group Inc.                   10,422         870,237
Watson Pharmaceuticals Inc. (a)            3,593         101,574
WellPoint Health Networks Inc. (a)         5,111         363,699
Wyeth                                     45,404       1,698,110
Zimmer Holdings Inc. (a)                   6,744         280,011
                                                   -------------
                                                      40,820,992
                                                   -------------
Insurance (4.5%)
Ace Ltd.                                   8,904         261,243
AFLAC Inc.                                17,630         531,016
American International Group Inc.         89,221       5,161,435
Aon Corp.                                 10,745         202,973
Chubb Corp.                                5,812         303,386
Cigna Corp.                                4,802         197,458
Cincinnati Financial Corp.                 5,547         208,290
Jefferson-Pilot Corp.                      4,835         184,262
Lincoln National Corp.                     6,007         189,701
Loews Corp.                                6,394         284,277
Marsh & McLennan Companies Inc.           18,319         846,521
MetLife Inc.                              24,060         650,582
Progressive Corp.                          7,502         372,324
Prudential Financial Inc.                 19,417         616,296
Safeco Corp.                               4,809         166,728
St. Paul Companies Inc.                    7,686         261,708
The Allstate Corp.                        23,983         887,131
The Hartford Financial Services
   Group Inc.                              8,671         393,924
Torchmark Corp.                            3,977         145,280
Travelers Property Casualty Corp. (a)     34,533         505,909
UNUMProvident Corp.                        8,311         145,775
XL Capital Ltd.                            4,631         357,745
                                                   -------------
                                                      12,873,964
                                                   -------------
Lodging & Gaming (0.4%)
Carnival Corp.                            19,976         498,401
Harrahs Entertainment Inc. (a)             3,874         153,411
Hilton Hotels Corp.                       12,676         161,112
Marriott International Class A             8,052         264,669
Starwood Hotels Resorts (a)                6,803         161,503
                                                   -------------
                                                       1,239,096
                                                   -------------

Machinery & Manufacturing (2.8%)
3M Co.                                    13,373       1,648,891
Caterpillar Inc.                          11,738         536,661
Cooper Industries Ltd.                     3,184         116,057
Crane Co.                                  2,001          39,880
Cummins Inc.                               1,416          39,832
Deere & Co.                                8,225         377,116
Dover Corp.                                6,949         202,633
Eaton Corp.                                2,409         188,167
Goodrich Corp.                             4,030          73,830
Honeywell International Inc.              28,213         677,112
Illinois Tool Works Inc.                  10,529         682,911
Ingersoll-Rand Co.                         5,754         247,767
Johnson Controls Inc.                      3,073         246,362
Millipore Corp. (a)                        1,622          55,148
Monsanto Co.                               8,902         171,364
Parker Hannifin Corp.                      4,038         186,273
Textron Inc.                               4,639         199,431
Thermo Electron Corp. (a)                  5,452         109,694
Tyco International Ltd.                   68,443       1,169,006
United Technologies Corp.                 16,254       1,006,773
                                                   -------------
                                                       7,974,908
                                                   -------------
Media & Broadcasting (3.7%)
AOL Time Warner Inc. (a)                 152,835       2,002,139
Clear Channel Communications (a)          21,041         784,619
Comcast Corp. Class A (a)                 79,084       1,864,001
Dow Jones & Co. Inc.                       2,757         119,185
Gannett Co. Inc.                           9,182         659,268
Knight-Ridder Inc.                         2,773         175,392
McGraw Hill Companies Inc.                 6,680         403,739
Meredith Corp.                             1,672          68,736
New York Times Co.                         5,130         234,595
The Walt Disney Co.                       70,056       1,142,613
Tribune Co.                               10,492         476,966
Univision Communications Inc. (a)          7,747         189,802
Viacom Inc. Class B (a)                   60,332       2,459,132
                                                   -------------
                                                      10,580,187
                                                   -------------
Mining & Metals (0.5%)
ALCOA Inc.                                28,852         657,249
Allegheny Technologies Inc.                2,758          17,182
Freeport-McMoRan Copper & Gold
   Inc. (a)                                4,888          82,021
Newmont Mining Corp. Holding Co.          13,846         401,949
Nucor Corp.                                2,679         110,643
Phelps Dodge Corp. (a)                     3,020          95,583
United States Steel Corp.                  3,459          45,382
Worthington Industries Inc.                2,921          44,516
                                                   -------------
                                                       1,454,525
                                                   -------------
Oil & Gas (6.0%)
Amerada Hess Corp.                         3,027         166,636
Anadarko Petroleum Corp.                   8,565         410,263
Apache Corp.                               4,975         283,525
Baker Hughes Inc.                         11,503         370,282
BJ Services Co. (a)                        5,355         173,020
Burlington Resources Inc.                  6,897         294,157
ChevronTexaco Corp.                       36,542       2,429,312
ConocoPhillips                            23,218       1,123,519
Devon Energy Corp.                         5,320         244,188
El Paso Corp.                             20,887         145,374

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                        Shares        Value
                                     -----------  --------------

Common Stocks (Cont.)

Oil & Gas (Cont.)
EOG Resources Inc.                         3,980  $      158,882
Exxon Mobil Corp.                        230,308       8,046,962
Haliburton Co.                            15,076         282,072
Kerr-McGee Corp.                           3,392         150,266
Kinder Morgan Inc.                         4,171         176,308
Marathon Oil Corp.                        10,558         224,780
Nabors Industries Ltd. (a)                 4,893         172,576
Noble Corp. (a)                            4,617         162,288
Occidental Petroleum Corp.                12,807         364,359
Rowan Companies Inc.                       3,187          72,345
Schlumberger Ltd. ADR                     19,878         836,665
Sunoco Inc.                                2,601          86,301
Transocean Inc. ADR                       10,857         251,882
Unocal Corp.                               8,753         267,667
Williams Companies Inc.                   17,622          47,579
                                                  --------------
                                                      16,941,208
                                                  --------------
Retailers (6.7%)
Albertsons Inc.                           13,041         290,293
AutoZone Inc. (a)                          3,392         239,645
Bed Bath & Beyond Inc. (a)                 9,943         343,332
Best Buy Inc. (a)                         10,934         264,056
Big Lots Inc. (a)                          3,930          51,994
Circuit City Stores Inc.                   7,139          52,971
Costco Wholesale (a)                      15,511         435,239
CVS Corp.                                 13,353         333,424
Dillard's Inc.                             2,868          45,486
Dollar General Corp.                      11,337         135,477
Family Dollar Stores                       5,893         183,921
Federated Department Stores Inc. (a)       6,614         190,219
GAP Inc.                                  30,115         467,385
Home Depot Inc.                           79,645       1,908,294
JC Penney Inc.                             9,110         209,621
Kohls Corp. (a)                           11,588         648,349
Kroger Co. (a)                            26,395         407,803
Limited Inc.                              17,707         246,659
Lowe's Companies Inc.                     26,741       1,002,787
May Department Stores Co.                  9,985         229,455
Nordstrom Inc.                             4,584          86,958
Office Depot Inc. (a)                     10,483         154,729
Radioshack Corp.                           5,900         110,566
Safeway Inc. (a)                          15,155         354,021
Sears Roebuck & Co.                       10,769         257,918
Sherwin Williams Co.                       5,216         147,352
Supervalu Inc.                             4,548          75,087
Target Corp.                              31,180         935,400
Tiffany & Co.                              4,953         118,426
TJX Companies Inc.                        17,938         350,150
Toys "R" Us Inc. (a)                       7,144          71,440
Wal-Mart Stores Inc.                     151,077       7,630,899
Walgreen Co.                              35,169       1,026,583
Winn Dixie Stores Inc.                     4,778          73,008
                                                  --------------
                                                      19,078,947
                                                  --------------
Technology (1.6%)
Altera Corp. (a)                          13,068         161,259
American Power Conversion Corp. (a)        6,630         100,444
Analog Devices Inc. (a)                   12,432         296,752
Applied Micro Circuits Corp. (a)          10,208          37,668
Avaya Inc. (a)                            12,242          29,993
Broadcom Corp. (a)                         9,622         144,907
Citrix Systems Inc. (a)                    5,641          69,497
Fiserv Inc. (a)                            6,470         219,656
International Game Technology (a)          2,953         224,192
Jabil Circuit Inc. (a)                     6,681         119,724
Lexmark International Group Inc. (a)       4,274         258,577
Maxim Integrated Products Inc.            10,990         363,110
Mercury Interactive Corp. (a)              2,838          84,147
NCR Corp. (a)                              3,397          80,645
Network Appliance Inc. (a)                11,357         113,570
Novell Inc. (a)                           12,342          41,222
Novellus Systems Inc. (a)                  5,184         145,567
NVIDIA Corp. (a)                           5,118          58,908
Parametric Technology Corp. (a)            8,863          22,335
PMC Sierra Inc. (a)                        5,662          31,481
Power-One Inc. (a)                         2,714          15,388
Q Logic Corp. (a)                          3,153         108,810
Qualcomm Inc. (a)                         26,792         974,961
Rational Software Corp. (a)                6,572          68,283
Sabre Holdings Corp. (a)                   4,968          89,970
Sanmina Corp. (a)                         17,902          80,380
Siebel Systems Inc. (a)                   16,953         126,808
Solectron Corp. (a)                       28,049          99,574
Symbol Technologies Inc.                   7,778          63,935
Tektronix Inc. (a)                         3,128          56,898
Teradyne Inc. (a)                          6,265          81,508
Xilinx Inc. (a)                           11,447         235,808
                                                  --------------
                                                       4,605,977
                                                  --------------
Telecom & Telecom Equipment (5.7%)
ADC Telecommunications Inc. (a)           27,063          56,562
Alltel Corp.                              10,591         540,141
Andrew Corp. (a)                           3,316          34,088
AT&T Corp.                                26,474         691,236
AT&T Wireless Services Inc. (a)           93,141         526,247
BellSouth Corp.                           63,512       1,643,055
CenturyTel Inc.                            4,797         140,936
Ciena Corp. (a)                           14,666          75,383
Cisco Systems Inc. (a)                   247,357       3,240,377
Citizens Communications Co. (a)            9,627         101,565
Corning Inc. (a)                          38,453         127,279
JDS Uniphase Corp. (a)                    49,495         122,253
Lucent Technologies Inc. (a)             116,702         147,045

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                    Shares         Value
                                                  ----------   ------------

Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Motorola Inc.                                         79,054   $    683,817
Nextel Communications Inc. (a)                        32,743        378,182
Qwest Communications International
  Inc. (a)                                            58,566        292,830
SBC Communications Inc.                              113,520      3,077,527
Scientific-Atlanta Inc.                                5,380         63,807
Sprint FON Group                                      30,804        446,042
Sprint PCS Group (a)                                  33,819        148,127
Tellabs Inc. (a)                                      13,964        101,518
Verizon Communications                                93,549      3,625,024
                                                               ------------
                                                                 16,263,041
                                                               ------------
Textiles & Clothing (0.3%)
Jones Apparel (a)                                      4,401        155,972
Liz Claiborne Inc.                                     3,654        108,341
Nike Inc.                                              9,011        400,719
Reebok International Ltd. (a)                          1,978         58,153
VF Corp.                                               3,733        134,575
                                                               ------------
                                                                    857,760
                                                               ------------
Transportation (1.5%)
Burlington Northern Santa Fe Corp.                    13,012        338,442
CSX Corp.                                              7,387        209,126
FedEx Corp.                                           10,198        552,936
Norfolk Southern Corp.                                13,187        263,608
Union Pacific Corp.                                    8,713        521,647
United Parcel Services Inc.                           38,251      2,412,873
                                                               ------------
                                                                  4,298,632
                                                               ------------
Utilities & Energy (2.7%)
Allegheny Energy Inc. (a)                              4,285         32,395
Ameren Corp.                                           5,190        215,748
American Electric Power Co. Inc.                      11,547        315,580
Calpine Corp. (a)                                     12,759         41,594
CenterPoint Energy Inc.                               10,307         87,610
Cinergy Corp.                                          5,681        191,563
CMS Energy Corp.                                       4,652         43,915
Consolidated Edison Inc.                               7,263        311,002
Constellation Energy Group Inc.                        5,616        156,237
Dominion Resources Inc.                               10,565        580,018
DTE Energy Co.                                         5,688        263,923
Duke Energy Corp.                                     30,652        598,940
Dynegy Inc.                                           12,305         14,520
Edison International (a)                              11,081        131,310
Entergy Corp.                                          7,646        348,581
Exelon Corp.                                          11,107        586,116
FirstEnergy Corp.                                     10,182        335,701
FPL Group Inc.                                         6,211        373,467
KeySpan Corp.                                          4,834        170,350
Mirant Corp. (a)                                      13,666         25,829
Nicor Inc.                                             1,526         51,930
NiSource Inc.                                          8,482        169,640
Peoples Energy Corp.                                   1,228         47,462
PG&E Corp. (a)                                        13,974        194,239
Pinnacle West Capital Corp.                            3,179        108,372
PPL Corp.                                              5,708        197,953
Progress Energy Inc.                                   8,154        353,476
Public Service Enterprise Group Inc.                   7,642        245,308
Sempra Energy                                          6,998        165,503
TECO Energy Inc.                                       5,940         91,892
The AES Corp. (a)                                     18,196         54,952
The Southern Co.                                      24,415        693,142
TXU Corp.                                             11,111        207,553
Xcel Energy Inc.                                      13,903        152,933
                                                               ------------
                                                                  7,558,754
                                                               ------------
Total Common Stocks
(cost $390,708,275)                                             277,435,242
                                                               ------------


                                                   Principal
                                                    amount        Value
                                                  ----------   ------------

Short-term Investments (2.1%)
U.S. Treasury Bills, (b)
  1.655%, 01/23/2003                              $  670,000   $    669,555
U.S. Treasury Bills, (b)
  1.185%, 02/13/2003                               4,643,000      4,636,769
U.S. Treasury Bills, (b)
  1.175%, 03/20/2003                                 836,000        833,943
                                                               ------------

Total Short-term Investments
(cost $6,139,976)                                                 6,140,267
                                                               ------------

TOTAL INVESTMENTS (99.8%)
(cost $396,848,251)                                             283,575,509

OTHER ASSETS, NET OF LIABILITIES (0.2%)                             485,318
                                                               ------------
                                                               $284,060,827
                                                               ============

NET ASSETS (100.0%)

(a)  Non-income producing security.

(b) At December 31, 2002, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At December 31, 2002, net unrealized depreciation of $113,782,594 consisted of gross unrealized appreciation of $11,267,845 and gross unrealized depreciation of $125,050,439 based on cost of $397,358,103 for federal income tax purposes.

ADR - American Depository Receipts

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002


                                                       Shares          Value
                                                    -----------    ------------
Common Stocks (97.1%)

Automotive & Transportation (3.4%)
AAR Corp.                                                 5,357    $     27,589
Aftermarket Technology Corp. (a)                          1,900          27,550
Airborne Freight Corp.                                   10,187         151,073
Airtran Holdings Inc. (a)                                13,194          51,457
Alaska Air Group Inc. (a)                                 5,203         112,645
Alexander & Baldwin Inc.                                  8,558         220,711
Amerco Inc. (a)                                           1,968           8,699
Arkansas Best Corp. (a)                                   4,930         128,086
Atlantic Coast Airlines Holdings Inc. (a)                 8,874         106,754
Atlas Air Inc. (a)                                        3,540           5,345
Aviall Inc. (a)                                           3,970          31,958
Bandag Inc.                                               1,661          64,247
Coachmen Industries Inc.                                  3,295          52,061
Collins & Aikman Corp. (a)                               10,113          45,003
Covenant Transport Inc. (a)                               1,870          35,455
Dura Automotive Systems Corp. (a)                         3,192          32,048
EGL Inc. (a)                                              7,836         111,663
Expressjet Holdings Inc. (a)                              6,100          62,525
Fleetwood Enterprises Inc. (a)                            7,955          62,447
Florida East Coast Industries Inc.                        5,200         120,640
Forward Air Corp. (a)                                     3,163          61,394
Frontier Airlines Inc. (a)                                6,802          45,982
Genesee & Wyoming Inc. (a)                                2,400          48,840
Gulfmark Offshore Inc. (a)                                2,660          39,235
Heartland Express Inc. (a)                                6,336         145,164
IMPCO Technologies Inc. (a)                               2,800          13,132
Interpool Inc.                                            2,177          34,963
JB Hunt Transport Services Inc. (a)                       4,724         138,413
Kansas City Southern (a)                                 12,600         151,200
Keystone Automotive Industries Inc. (a)                   2,100          31,542
Kirby Corp. (a)                                           3,907         107,013
Knight Transportation Inc. (a)                            5,106         107,226
Landstar Systems Inc. (a)                                 3,318         193,638
Mesa Air Group Inc. (a)                                   6,593          26,834
Mesaba Holdings Inc. (a)                                  2,318          14,186
Midwest Express Holdings Inc. (a)                         2,931          15,681
Modine Manufacturing Co.                                  5,726         101,236
Monaco Coach Corp. (a)                                    5,032          83,280
Offshore Logistics Inc. (a)                               4,123          90,376
Oshkosh Truck Corp.                                       3,302         203,073
Overseas Shipholding Group Inc.                           6,055         108,384
Quixote Corp.                                             1,870          33,772
Railamerica Inc. (a)                                      5,940          42,590
Raytech Corp. (a)                                         8,900          50,730
Roadway Corp.                                             2,651          97,583
SCS Transportation Inc. (a)                               3,067          30,394
Spartan Motors Inc.                                       1,900          21,622
Sports Resorts International Inc. (a)                     4,460          26,180
Standard Motor Products Inc.                              1,710          22,230
Stoneridge Inc. (a)                                       2,707          32,213
Strattec Security Corp. (a)                                 700          33,558
Superior Industries International Inc.                    4,546         188,023
Tenneco Automotive Inc. (a)                               7,900          31,916


                                                       Shares          Value
                                                    -----------    ------------
Common Stocks (Cont.)

Automotive & Transportation (Cont.)
Tower Automotive Inc. (a)                                12,922    $     58,149
UAL Corp. (a)                                            11,600          16,588
US Freightways Corp.                                      5,871         168,791
Wabash National Corp. (a)                                 6,023          50,473
Werner Enterprises Inc.                                   8,161         175,706
Winnebago Industries Inc.                                 2,549          99,997
Yellow Corp. (a)                                          6,134         154,522
                                                                   ------------
                                                                      4,553,785
                                                                   ------------
Consumer Discretionary (17.8%)
1-800 Contacts Inc. (a)                                   1,100          30,327
1-800-Flowers.com Inc. (a)                                2,560          16,000
4 Kids Entertainment Inc. (a)                             2,050          45,264
Aaron Rents Inc.                                          3,330          72,827
ABM Industries Inc.                                       7,726         119,753
AC Moore Arts & Crafts Inc. (a)                           2,600          33,046
Acclaim Entertainment Inc. (a)                           14,730           9,722
Action Performance Companies Inc.                         3,310          62,890
Administaff Inc. (a)                                      4,656          27,936
Advanced Marketing Services Inc.                          2,900          42,630
Advisory Board Co. (a)                                    1,000          29,900
ADVO Inc. (a)                                             4,262         139,921
Aeropostale Inc. (a)                                      2,600          27,482
AFC Enterprises Inc. (a)                                  2,990          62,820
Alderwoods Group Inc. (a)                                 8,600          40,669
Alliance Gaming Corp. (a)                                 9,360         159,401
AMC Entertainment Inc. (a)                                5,590          49,472
American Woodwork Corp.                                     990          47,025
Ameristar Casinos Inc. (a)                                2,100          29,610
Angelica Corp.                                            2,200          45,430
Ann Taylor Stores Corp. (a)                               9,208         188,027
APAC Customer Services Inc. (a)                           5,500          12,870
Applica Inc. (a)                                          4,227          21,135
Arbitron Inc. (a)                                         6,500         217,750
Arctic Cat Inc.                                           3,670          58,720
Argosy Gaming Co. (a)                                     5,320         100,708
Ascent Media Group Inc. (a)                               8,600           9,632
Avenue A Inc. (a)                                         7,600          22,040
Aztar Corp. (a)                                           7,198         102,787
Bally Total Fitness Holding Corp. (a)                     6,467          45,851
Banta Corp.                                               5,509         172,266
Bassett Furniture Industries Inc.                         2,150          30,788
Beasley Broadcast Group Inc. (a)                          1,800          21,528
BEBE Stores Inc. (a)                                      1,390          18,626
Blair Corp.                                               1,700          39,644
Blyth Inc.                                                7,000         187,320
Bob Evans Farms Inc.                                      7,535         175,942
Boca Resorts Inc. (a)                                     5,450          58,315
Bombay Co. Inc. (a)                                       7,000          35,000
Bowne & Co. Inc.                                          7,111          84,976
Boyd Gaming Corp. (a)                                     6,806          95,624
Boyds Collection Ltd. (a)                                 9,330          62,045

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                              Shares          Value
                                           -----------     -----------

Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Bright Horizons Family Solutions Inc. (a)        2,290     $    64,395
Brookstone Inc. (a)                              1,800          26,028
Brown Shoe Co. Inc.                              3,862          92,031
BUCA Inc. (a)                                    3,670          30,534
Buckle Inc. (a)                                  1,321          23,778
Burlington Coat Factory
  Warehouse Corp.                                3,910          70,185
Bush Industries Inc.                             1,479           7,158
California Pizza Kitchen Inc. (a)                3,630          91,476
Carecentric Inc. (a)                                58              38
Casella Waste Systems Inc. (a)                   4,100          36,449
Cato Corp.                                       3,330          71,895
CDI Corp. (a)                                    2,693          72,657
Central Garden & Pet Co. (a)                     3,200          59,232
Central Parking Corp.                            3,991          75,270
Century Business Services Inc. (a)              16,739          44,358
Championship Auto Racing Teams Inc. (a)          3,311          12,251
Champs Entertainment Inc. (a)                    1,900          18,069
Charles River Associates Inc. (a)                1,600          22,656
Charlotte Russe Holding Inc. (a)                 2,156          22,875
Charming Shoppes Inc. (a)                       24,423         102,088
Chattem Inc. (a)                                 2,200          45,210
Checkers Drive-In Restaurants Inc. (a)           1,600          10,016
Chemed Corp.                                     2,213          78,230
Cherokee Inc. (a)                                1,000          14,600
Chicago Pizza & Brewery Inc. (a)                 2,400          16,560
Children's Place Retail Stores Inc. (a)          2,625          27,930
Choice Hotels International Inc. (a)             4,600         104,420
Christopher & Banks Corp. (a)                    4,995         103,646
Churchill Downs Inc. (a)                         1,791          68,380
CKE Restaurants Inc. (a)                        10,800          46,440
Claire's Stores Inc.                             9,190         202,823
CNET Networks Inc. (a)                          26,200          71,002
Coinstar Inc. (a)                                5,005         113,363
Coldwater Creek Inc. (a)                         1,360          26,112
Cole National Corp. (a)                          1,770          20,178
Concord Camera Corp. (a)                         4,950          26,879
Consolidated Graphics Inc. (a)                   2,610          58,073
Corinthian Colleges Inc. (a)                     8,140         308,180
Cornell Corrections Inc. (a)                     2,800          25,200
Corporate Executive Board Co. (a)                8,094         258,360
Cost Plus Inc. (a)                               4,385         125,718
CoStar Group Inc. (a)                            2,893          53,376
Courier Corp.                                      800          36,672
CPI Corp.                                        2,000          28,980
Cross Country Inc. (a)                           6,800          94,860
Cross Media Marketing Corp. (a)                  1,800             990
Crown Media Holdings Inc. (a)                    5,600          12,656
CSK Auto Corp. (a)                               6,315          69,465
CSS Industries Inc. (a)                            714          23,633
Culp Inc. (a)                                    1,300          11,050
Daisytek International Corp. (a)                 3,840          30,451
Dave & Buster's Inc. (a)                         2,300          19,895
Deb Shops Inc.                                   1,160          25,764
dELilA*s Corp. (a)                               6,190           2,786
Department 56 Inc. (a)                           2,300          29,670
DHB Industries Inc. (a)                          3,100           5,146
Diamond Cluster International Inc. (a)           6,179          19,402
Dollar Thrifty Automotive Group Inc.  (a)        5,429         114,823
Doubleclick Inc. (a)                            25,300         143,198
Dover Downs Gaming &
  Entertainment Inc.                             2,894          26,306
Dover Motorsports Inc.                           2,706          12,583
Dress Barn Inc. (a)                              6,190          82,327
Drugstore.com Inc. (a)                           5,700          13,680
Earthlink Inc. (a)                              26,700         145,515
Electronics Boutique Holdings Corp. (a)          2,306          36,458
Elizabeth Arden (a)                              3,370          49,876
Ennis Business Forms Inc.                        3,500          40,670
Escalade Inc. (a)                                  800          16,000
eUniverse Inc. (a)                               1,000           5,680
Factory 2-U Stores Inc. (a)                      3,286          11,209
FAO Inc. (a)                                     3,600           1,692
Finish Line Inc. Class A (a)                     3,980          41,989
Finlay Enterprises Inc. (a)                      1,200          14,472
First Consulting Group Inc. (a)                  3,637          20,949
Fisher Communications Inc.                         900          47,448
Footstar Inc. (a)                                4,248          29,566
Forrester Research Inc. (a)                      3,838          59,758
Fossil Inc. (a)                                  4,387          89,232
Fred's Inc.                                      4,755         122,204
FreeMarkets Inc. (a)                             8,320          53,572
Friedmans Inc.                                   3,500          30,380
FTI Consulting Inc. (a)                          3,920         157,388
G&K Services Inc.                                4,109         145,463
Gaiam Inc. (a)                                   1,300          13,481
Galyan's Trading Co. (a)                         2,200          22,000
Gart Sports Co. (a)                              1,500          29,025
Gaylord Entertainment Co. Class A (a)            4,441          91,485
Genesco Inc. (a)                                 4,425          82,438
Goody's Family Clothing Inc. (a)                 3,300          14,652
Gray Television Inc.                             2,900          34,365
Great Atlantic & Pacific Tea Co. Inc. (a)        4,500          36,270
Green Mountain Coffee Inc. (a)                     990          14,959
Grey Global Group Inc.                             158          96,554
Group 1 Automotive Inc. (a)                      4,122          98,433
GSI Commerce Inc. (a)                            3,500          12,775
Guess ? Inc. (a)                                 2,082           8,724
Guitar Center Inc. (a)                           3,605          59,699
Gymboree Corp. (a)                               5,600          88,816
Hancock Fabrics Inc.                             3,600          54,900
Handleman Co. (a)                                5,326          61,249
Harris Interactive Inc. (a)                      7,900          23,305
Haverty Furniture Companies Inc.                 3,296          45,814


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002


                                                  Shares          Value
                                                ----------      ---------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Heidrick & Struggles International Inc. (a)        5,060        $ 74,230
Hibbett Sporting Goods Inc. (a)                    1,440          34,445
Hollinger International Inc.                      10,900         110,744
Hollywood Casino Corp. (a)                         2,850          34,998
Hollywood Entertainment Corp. (a)                 11,263         170,071
Homestore Inc. (a)                                15,800          13,430
Hot Topic Inc. (a)                                 6,675         152,724
IHOP Corp. (a)                                     4,386         105,264
Infogrames Inc. (a)                                2,600           4,602
Information Holdings Inc. (a)                      4,244          65,867
InfoUSA Inc. (a)                                   4,772          23,717
Insight Communications Inc. (a)                    9,700         120,086
Insight Enterprises Inc. (a)                       9,116          75,754
Insurance Auto Auctions Inc. (a)                   2,150          35,669
InterTAN Inc. (a)                                  5,126          36,651
Isle of Capri Casinos Inc. (a)                     4,550          60,242
ITT Educational Services Inc. (a)                  8,974         211,338
J Jill Group Inc. (a)                              4,070          56,899
Jack in the Box (a)                                7,771         134,361
Jakks Pacific Inc. (a)                             4,877          65,693
Jarden Corp. (a)                                   2,700          64,449
Jo-Ann Stores Inc. (a)                             3,100          71,207
John H Harland Co.                                 6,348         140,481
Journal Register Co. (a)                           5,800         103,124
K-Swiss Inc.                                       2,900          62,959
K2 Inc. (a)                                        3,800          35,720
Kellwood Co.                                       6,403         166,478
Kelly Services Inc. Class A                        3,941          97,382
Kenneth Cole Productions Inc. (a)                  1,414          28,704
kforce.com Inc. (a)                                4,217          17,796
Kimball International Inc. Class B                 7,187         102,415
Korn Ferry International (a)                       8,969          67,088
Kroll Inc. (a)                                     4,590          87,577
La Quinta Properties Inc. (a)                     29,070         127,908
Labor Ready Inc. (a)                               8,685          55,758
Landry's Seafood Restaurants Inc.                  4,860         103,226
Learning Tree International (a)                    3,423          46,895
Lendingtree Inc. (a)                               1,700          21,896
Libbey Inc.                                        3,593          93,418
Liberty Corp.                                      3,561         138,167
Lifeline Systems Inc. (a)                            900          20,187
Linens 'n Things Inc. (a)                          7,710         174,246
Lithia Motors Inc. (a)                             2,650          41,579
LodgeNet Entertainment Corp. (a)                   2,500          26,700
Lone Star Steakhouse & Saloon Inc.                 4,280          82,775
LookSmart Ltd. (a)                                14,600          36,208
Luby's Inc. (a)                                    5,028          14,631
Magna Entertainment Class A (a)                    9,510          58,962
Mail-Well Inc. (a)                                 7,564          18,910
Marcus Corp.                                       4,130          58,646
Marine Products Corp.                              1,600          15,760
Marinemax Inc. (a)                                 1,600          18,896
Martha Stewart Living Omnimedia Inc. (a)           1,900          18,753
Marvel Enterprises Inc. (a)                        3,500          31,430
Matthews International Corp.                       5,834         130,279
Maximus Inc. (a)                                   3,975         103,748
Maxwell Shoe Co. Inc. Cl A (a)                     2,900          33,698
Mediacom Communications Corp. (a)                 11,100          97,791
Medical Staffing Network Holdings Inc. (a)         1,600          25,600
MemberWorks Inc. (a)                               3,111          55,936
Men's Wearhouse Inc. (a)                           6,653         114,099
Midas Inc. (a)                                     2,658          17,091
Midway Games Inc. (a)                              5,667          23,631
Monro Muffler Brake Inc. (a)                       1,200          20,280
Mothers Work Inc. (a)                                600          21,138
Movado Group Inc.                                  1,770          33,294
Movie Gallery Inc. (a)                             3,625          47,125
MPS Group Inc. (a)                                19,850         109,969
MTR Gaming Group Inc. (a)                          4,420          35,183
Multimedia Games Inc. (a)                          2,200          60,412
National Presto Industries Inc.                    1,270          37,313
Nautica Enterprises Inc. (a)                       5,041          56,006
Nautilus Group Inc. (a)                            6,527          87,201
Navigant Consulting Inc. (a)                       8,303          48,988
Navigant International Inc. (a)                    2,450          30,209
Neoforma Inc. (a)                                  1,600          19,120
NetFlix.com Inc. (a)                               2,000          22,020
NetRatings Inc. (a)                                1,800          12,958
New England Business Service Inc.                  2,586          63,098
Nu Skin Enterprises Inc.                           9,500         113,715
O'Charley's Inc. (a)                               3,596          73,826
Oakley Inc. (a)                                    5,300          54,431
OfficeMax Inc. (a)                                24,428         122,140
On Assignment Inc. (a)                             4,346          37,028
Oneida Ltd.                                        3,288          36,267
Oshkosh B'Gosh Inc.                                2,118          59,410
Overstock.com Inc. (a)                             1,300          16,900
Overture Services Inc. (a)                        11,210         306,145
Oxford Industries Inc.                             1,109          28,446
Pacific Sunwear of California Inc. (a)             9,479         167,675
Panera Bread Co. (a)                               4,840         168,480
Papa Johns International Inc. (a)                  3,165          88,240
Parkervision Inc. (a)                              1,884          15,373
Party City Corp. (a)                               1,300          15,600
Paxson Communications Corp. (a)                    6,902          14,218
Payless ShoeSource Inc. (a)                        4,800         247,056
PC Connection Inc. (a)                             1,982          10,049
PDI Inc. (a)                                       1,987          21,442
Pegasus Solutions Inc. (a)                         5,304          53,199
Penn National Gaming Inc. (a)                      6,300          99,918
PF Chang's China Bistro Inc. (a)                   3,314         120,298
Phillips-Van Heusen Corp.                          4,990          57,684
Pinnacle Systems Inc. (a)                         12,530         170,533


                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                         Shares          Value
                                                        --------        --------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
PLATO Learning Inc. (a)                                    3,480        $ 20,671
Playboy Enterprises Inc. Class B (a)                       3,449          34,938
Playtex Products Inc. (a)                                  5,848          57,778
Pre-Paid Legal Services Inc. (a)                           3,485          91,307
Priceline.com Inc. (a)                                    26,860          42,976
Pricesmart Inc. (a)                                          800          18,584
Prime Hospitality Corp. (a)                                9,194          74,931
Primedia Inc. (a)                                         26,500          54,590
Princeton Review Inc. (a)                                  3,400          16,830
Private Media Group Inc. (a)                               2,200           7,150
ProBusiness Services Inc. (a)                              4,436          44,360
Proquest Co. (a)                                           3,310          64,876
Pulitzer Inc.                                              2,058          92,507
QRS Corp. (a)                                              3,994          26,360
Quaker Fabric Corp. (a)                                    2,270          15,777
Quiksilver Inc. (a)                                        4,687         124,955
Racing Champions Corp. (a)                                 1,800          24,570
Rainbow Technologies Inc. (a)                              4,350          31,190
Raindance Communications Inc. (a)                          9,500          30,685
Rare Hospitality International Inc. (a)                    4,662         128,764
Regent Communications Inc. (a)                             5,440          32,150
Regis Corp.                                                9,328         242,435
Register.com Inc. (a)                                      6,350          28,575
Remedytemp Inc. (a)                                        1,200          16,800
Renaissance Learning Inc. (a)                              2,538          47,968
Rent-Way Inc. (a)                                          5,418          18,963
Resources Connection Inc. (a)                              4,340         100,731
Restoration Hardware Inc. (a)                              3,800          19,038
Revlon Inc. (a)                                            1,800           5,508
REX Stores Corp. (a)                                       1,800          18,378
RH Donnelley Corp. (a)                                     5,772         169,177
Right Management Consultants Inc. (a)                      3,405          45,116
Rollins Inc.                                               3,102          78,946
Russ Berrie & Co. Inc.                                     2,358          79,653
Russell Corp.                                              5,328          89,191
Ryan's Family Steak Houses Inc. (a)                        9,287         105,407
Saga Communications Inc. (a)                               3,115          59,185
Salem Communications Corp. (a)                             2,500          62,425
Salton Inc. (a)                                            1,648          15,854
School Speciality Inc. (a)                                 3,407          68,072
Scientific Games Corp. (a)                                 7,970          57,862
SCP Pool Corp. (a)                                         4,303         125,648
Service Corp. International (a)                           63,900         212,148
Sharper Image Corp. (a)                                    1,500          26,145
Shoe Carnival Inc. (a)                                     1,500          21,017
ShopKo Stores Inc. (a)                                     6,145          76,505
Shuffle Master Inc. (a)                                    3,745          71,567
Sinclair Broadcast Group Inc. (a)                          6,443          74,932
Sirius Satellite Radio Inc. (a)                           14,256           9,124
Sitel Corp. (a)                                           12,140          14,568
Skechers USA Inc. (a)                                      3,700          31,413
Sonic Corp. (a)                                            7,694         157,650
Sourcecorp (a)                                             3,236          60,157
Spanish Broadcasting System Inc. (a)                       7,500          54,000
Speedway Motorsports Inc.                                  3,000          77,340
Spherion Corp. (a)                                        12,450          83,415
Sports Authority Inc. (a)                                  7,000          49,000
Stage Stores Inc. (a)                                      4,300          90,472
Stamps.com Inc. (a)                                        8,900          41,563
Standard Register                                          4,163          74,934
Stanley Furniture Inc. (a)                                 1,010          23,483
StarTek Inc. (a)                                           2,229          61,520
Station Casinos Inc. (a)                                   7,560         133,812
Steak n Shake Co. (a)                                      4,826          48,260
Stein Mart Inc. (a)                                        4,287          26,151
Steinway Musical Instruments Inc. (a)                      1,150          18,711
Steven Madden Ltd. (a)                                     2,300          41,561
Stewart Enterprises Inc. (a)                              20,350         113,370
Strayer Education Inc.                                     1,737          99,878
Stride Rite Corp.                                          8,174          58,608
Sturm Ruger & Co. Inc.                                     3,961          37,907
Sylvan Learning Systems Inc. (a)                           7,020         115,128
Take Two Interactive Software Inc. (a)                     8,200         192,618
TBC Corp. (a)                                              3,520          42,275
TeleTech Holdings Inc. (a)                                 8,630          62,654
Tetra Tech Inc. (a)                                       10,507         128,185
The Pep Boys-Manny Moe & Jack                             10,149         117,728
Thor Industries Inc.                                       3,280         112,930
THQ Inc. (a)                                               8,323         110,280
TiVo Inc. (a)                                              4,660          24,372
Too Inc. (a)                                               7,500         176,400
Topps Co. Inc. (a)                                         7,818          68,017
Toro Co.                                                   2,782         177,770
Tractor Supply Co. (a)                                     2,900         109,040
Trans World Entertainment Corp. (a)                        5,179          18,800
Triarc Companies Inc. (a)                                  3,082          80,872
Tropical Sportswear International
  Corp. (a)                                                  930           8,342
Tuesday Morning Corp. (a)                                  1,911          32,678
Tupperware Corp.                                          11,392         171,791
Tweeter Home Entertainment Group
  Inc. (a)                                                 4,348          25,131
Ultimate Electronics Inc. (a)                              2,700          27,405
UniFirst Corp.                                             1,920          38,784
United Auto Group Inc. (a)                                 3,793          47,299
United Natural Foods Inc. (a)                              3,989         101,121
United Online Inc. (a)                                     5,000          79,705
United Stationers Inc. (a)                                 6,545         188,503
Universal Electronics Inc. (a)                             2,900          28,246
Urban Outfitters Inc. (a)                                  1,690          39,833
Vail Resorts Inc. (a)                                      2,602          39,472
Value Line Inc.                                              444          19,287
ValueClick Inc. (a)                                       14,800          41,292
ValueVision Media Inc. (a)                                 4,832          72,383
Vans Inc. (a)                                              3,750          21,300
Volt Information Sciences Inc. (a)                         2,248          38,441

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                              Shares          Value
                                           -----------     -----------
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Wackenhut Corrections Corp. (a)                  2,110     $    23,442
Wallace Computer Services Inc.                   7,887         169,649
Waste Connections Inc. (a)                       5,971         230,540
Water Pik Technology (a)                         2,400          17,640
Watson Wyatt & Co. (a)                           4,610         100,268
WD-40 Co.                                        3,432          90,673
Wesco International Inc. (a)                     4,361          23,942
West Marine Inc. (a)                             2,200          30,118
WestPoint Stevens Inc. (a)                       6,900           4,071
Wet Seal Inc. (a)                                5,870          63,167
Whitehall Jewellers Inc. (a)                     2,400          22,800
Wilsons The Leather Experts (a)                  2,700          13,500
Wireless Facilities Inc. (a)                     5,430          32,634
WMS Industries Inc. (a)                          5,198          77,866
Wolverine World Wide Inc.                        8,714         131,669
World Fuel Services Corp.                        2,500          51,250
World Wrestling Entertainment (a)                2,700          21,735
Wyndham International Inc. (a)                  30,700           7,061
XM Satellite Radio Holdings (a)                 12,130          32,630
Yankee Candle Co. (a)                            6,000          96,000
Young Broadcasting Inc. (a)                      4,206          55,393
                                                           -----------
                                                            23,890,238
                                                           -----------
Consumer Staples (2.5%)
7-Eleven Inc. (a)                                4,600          34,500
American Italian Pasta Co. (a)                   3,470         124,851
Aurora Foods Inc. (a)                            4,200           3,276
Boston Beer Co. Inc. (a)                         1,700          24,310
Casey's General Stores Inc.                      8,102          98,925
Chiquita Brands International Inc. (a)           7,800         103,428
Coca-Cola Bottling Co.                             367          23,675
Corn Products International Inc.                 7,466         224,951
Del Monte Foods Co. (a)                         32,030         246,631
Dimon Inc.                                       8,880          53,280
Duane Reade Inc. (a)                             4,573          77,741
Farmer Brothers Co.                                200          61,800
Fleming Companies Inc.                          10,020          65,831
Flowers Foods Inc.                               5,000          97,550
Hain Celestial Group Inc. (a)                    5,286          80,347
Horizon Organic Holdings Corp. (a)               1,500          24,285
Ingles Markets Inc.                              2,553          30,046
International Multifoods Corp. (a)               3,408          72,216
Interstate Bakeries Corp.                        9,200         140,300
J&J Snack Foods Corp. (a)                        1,290          46,066
JM Smucker Co.                                   9,658         384,485
Lance Inc.                                       5,111          60,509
Longs Drug Stores Corp.                          6,100         126,514
Monterey Pasta Co. (a)                           3,200          12,000
Nash Finch Co.                                   2,450          18,939
Pathmark Stores Inc. (a)                         7,160          36,301
Peet's Coffee & Tea Inc. (a)                     1,900          26,847
Penn Traffic Co. (a)                             2,400           8,400
Pilgrim's Pride Corp. Class A                    2,909          23,854
Ralcorp Holdings Inc. (a)                        6,346         159,538
Riviana Foods Inc.                               1,242          33,560
Robert Mondavi Corp. (a)                         1,925          59,675
Ruddick Corp.                                    6,423          87,931
Sanderson Farms Inc.                             1,100          23,001
Sensient Technology Corp.                        9,502         213,510
Smart & Final Inc. (a)                           2,500          13,000
Standard Commercial Corp.                        2,470          44,707
Universal Corp.                                  5,787         213,888
Vector Group Ltd.                                4,455          51,767
Weis Markets Inc.                                2,500          77,625
Wild Oats Markets Inc. (a)                       4,022          41,507
                                                           -----------
                                                             3,351,567
                                                           -----------
Durable Products (8.7%)
Active Power (a)                                 5,570           9,915
Actuant Corp. (a)                                2,300         106,835
ADE Corp. (a)                                    2,100          12,537
Advanced Energy Industries Inc. (a)              3,900          49,608
Albany International Corp.                       5,096         105,283
Allen Telecom Inc. (a)                           6,258          59,263
American Superconductor Corp. (a)                5,881          17,702
American Tower Corp. (a)                        34,000         120,020
Ametek Inc.                                      7,084         272,663
AO Smith Corp.                                   3,470          93,725
Applied Films Corp. (a)                          2,300          45,977
Applied Industrial Technologies Inc.             4,524          85,504
Arris Group Inc. (a)                            13,860          49,480
Artesyn Technologies Inc. (a)                    7,908          30,367
Astec Industries Inc. (a)                        2,993          29,720
Astropower Inc. (a)                              3,735          29,843
Asyst Technology Corp. (a)                       8,298          60,990
ATMI Inc. (a)                                    6,370         117,972
Audiovox Corp. (a)                               3,700          38,262
August Technology Corp. (a)                      1,600           8,096
Axcelis Technologies Inc. (a)                   20,800         116,667
Baldor Electric Co.                              6,235         123,141
BE Aerospace Inc. (a)                            8,050          29,302
Beazer Homes USA Inc. (a)                        2,570         155,742
Belden Inc.                                      5,000          76,100
Brady Corp. Class A                              4,055         135,234
Briggs & Stratton Corp.                          4,800         203,856
Brooks-PRI Automation Inc. (a)                   7,709          88,345
C&D Technologies Inc.                            6,044         106,797
C-COR.net Inc. (a)                               6,926          22,994
Cable Design Technologies Corp. (a)              9,191          54,227
Capstone Turbine Corp. (a)                      15,800          14,220
Carlisle Companies Inc.                          6,600         273,108
Cascade Corp.                                    2,000          31,900
Champion Enterprises Inc. (a)                   10,265          29,255
Cognex Corp. (a)                                 7,560         139,331
Cohu Inc.                                        4,212          61,916
Columbus McKinnon Corp. (a)                      2,700          10,317

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                              Shares          Value
                                           -----------     -----------
Common Stocks (Cont.)
Durable Products (Cont.)
CompX International Inc.                         1,270     $    10,630
Credence Systems Corp. (a)                      13,281         123,912
Crown Castle International Corp. (a)            43,600         163,500
CTS Corp.                                        7,180          55,645
Cuno Inc. (a)                                    3,293         109,064
Curtiss-Wright Corp.                             2,162         137,979
Dionex Corp. (a)                                 3,878         115,215
Ducommun Inc. (a)                                1,800          28,530
Dupont Photomasks Inc. (a)                       2,788          64,821
Electro Scientific Industries Inc. (a)           6,068         121,360
Electroglas Inc. (a)                             4,613           7,104
Emcore Corp. (a)                                 5,484          12,010
Engineered Support Systems Inc.                  2,625          96,232
Entegris Inc. (a)                                9,700          99,910
Esco Technologies Inc. (a)                       2,720         100,640
Esterline Technologies Corp. (a)                 4,349          76,847
Federal Signal Corp.                             9,847         191,229
FEI Co. (a)                                      5,400          82,566
Flow International Corp. (a)                     2,820           7,191
Franklin Electric Co. Inc.                       1,852          88,915
FSI International Inc. (a)                       5,503          24,764
Gardner Denver Inc. (a)                          3,295          66,888
Gencorp International Inc.                       6,456          51,132
General Binding Corp. (a)                        1,300          11,024
General Cable Corp.                              6,305          23,959
Global Imaging Systems Inc. (a)                  1,690          31,062
Global Power Equipment Group (a)                 4,400          21,692
Gormann Rupp Co.                                 1,590          37,365
Heico Corp.                                      3,050          32,360
Helix Technology Corp.                           5,418          60,682
Hovnanian Enterprises Inc. (a)                   3,130          99,221
IDEX Corp.                                       6,505         212,713
Imagistics International Inc. (a)                4,100          82,000
Integrated Defense Technologies Inc. (a)         1,100          15,950
InterDigital Communications Corp. (a)           12,628         183,864
Interface Inc.                                   9,084          27,888
Ionics Inc. (a)                                  4,112          93,754
Itron Inc. (a)                                   4,700          90,099
JLG Industries Inc.                              8,891          66,949
Joy Global Inc. (a)                              9,100         102,466
Kadant Inc. (a)                                  2,600          39,000
Kaman Corp.                                      4,732          52,052
Keithley Instruments Inc.                        1,650          20,625
Kennametal Inc.                                  7,491         258,290
Kulicke & Soffa Industries Inc. (a)             10,388          59,419
Lincoln Electric Holdings Inc.                   6,551         151,656
Lindsay Manufacturing Co.                        2,357          50,440
Littelfuse Inc. (a)                              4,071          68,637
LS Starrett Co. Class A                          1,500          24,900
LTX Corp. (a)                                    9,812          59,166
Magnetek Inc. (a)                                3,818          16,952
Manitowoc Inc.                                   5,243         133,696
MasTec Inc. (a)                                  3,940          11,623
Mattson Technology Inc. (a)                      7,300          20,878
MDC Holdings Inc.                                4,196         160,539
Meritage Corp. (a)                               1,920          64,608
MI Schottenstein Home Homes Inc.                 2,540          70,612
Milacron Inc.                                    3,969          23,616
Mine Safety Appliances Co.                       1,611          51,955
Mobile Mini Inc. (a)                             2,470          38,705
Modtech Holdings Inc. (a)                        1,900          18,430
Moog Inc. (a)                                    3,230         100,259
Mykrolis Corp. (a)                               8,400          61,320
Nacco Industries Inc.                            1,391          60,884
Nanometrics Inc. (a)                             1,760           7,374
Nordson Corp.                                    4,762         118,240
Novellus Systems Inc. (a)(c)                         -               2
Orbital Sciences Corp. (a)                       9,047          38,178
Osmonics Inc. (a)                                2,210          37,437
Palm Harbor Homes Inc. (a)                       3,659          63,923
Paxar Corp. (a)                                  6,771          99,872
Photon Dynamics Inc. (a)                         3,800          86,640
Photronics Inc. (a)                              6,087          83,392
Plantronics Inc. (a)                             8,294         125,488
Powell Industries Inc. (a)                       1,390          23,740
Power Integrations Inc. (a)                      5,816          98,872
Power-One Inc. (a)                              11,300          64,071
Powerwave Technologies Inc. (a)                 13,790          74,466
Presstek Inc. (a)                                6,259          28,854
Proton Energy Systems (a)                        7,230          21,690
Rayovac Corp. (a)                                6,687          89,138
Regal Beloit Corp.                               4,785          99,049
Robbins & Myers Inc.                             2,065          37,996
Roper Industries Inc.                            6,474         236,948
Rudolph Technologies Inc. (a)                    2,260          43,302
Sauer Danfoss Inc.                               2,992          23,637
Semitool Inc. (a)                                3,500          21,735
Sequa Corp. Class A (a)                          1,275          49,865
Skyline Corp.                                    1,390          41,005
Somera Communications Inc. (a)                   6,600          17,820
SpectraLink Corp. (a)                            4,600          33,028
Standard Pacific Corp.                           6,814         168,646
Standex International Corp.                      2,726          64,988
Stewart & Stevenson Services Inc.                6,860          97,000
SureBeam Corp. (a)                               2,330           9,413
Technitrol Inc.                                  8,811         142,210
Tecumseh Products Co.                            3,100         136,803
Teledyne Technologies Inc. (a)                   6,700         105,056
Tennant Co.                                      1,852          60,375
Terayon Communication Systems (a)               11,630          23,842
Terex Corp. (a)                                  8,561          95,370
Therma-Wave Inc. (a)                             5,250           5,513
Thomas & Betts Corp. (a)                        11,620         196,378
Thomas Industries Inc.                           3,410          88,865
Tollgrade Communications Inc. (a)                2,840          33,313
TRC Companies Inc. (a)                           1,865          24,487

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Durable Products (Cont.)
Trikon Technologies Inc. (a)                               2,230     $    11,150
Trinity Industries Inc.                                    8,158         154,676
Triumph Group Inc. (a)                                     3,568         113,962
Ultratech Stepper Inc. (a)                                 4,871          47,926
United Defense Industries Inc. (a)                         4,300         100,190
United Industrial Corp.                                    2,690          43,040
Unova Inc. (a)                                             8,318          49,908
Veeco Instruments Inc. (a)                                 5,886          68,042
Vicor Corp. (a)                                            4,537          37,435
Wabtec Corp.                                               7,089          99,530
Walter Industries Inc.                                     6,805          73,698
Watts Industries Inc.                                      3,555          55,956
WCI Communities (a)                                        1,600          16,320
William Lyon Homes Inc. (a)                                1,100          24,013
Woodhead Industries Inc.                                   2,200          24,860
Woodward Governor Co.                                      2,012          87,522
X-Rite Inc.                                                3,800          26,562
Zygo Corp. (a)                                             3,550          24,815
                                                                     -----------
                                                                      11,641,234
                                                                     -----------
Financial Services (22.4%)
1st Source Corp.                                           3,024          50,652
ABC Bancorp                                                2,300          29,785
Advanta Corp. Class B                                      4,700          44,133
Alabama National Bancorporation                            2,033          88,435
Alexander's Inc. (a)                                         552          35,632
Alexandria Real Estate Equities Inc.                       4,045         172,317
Alfa Corp.                                                11,064         132,890
Allegiant Bancorp Inc.                                     2,600          47,395
Amcore Financial Inc.                                      5,221         113,296
American Capital Strategies Ltd.                           9,000         194,310
American Financial Holdings Inc.                           5,100         152,388
American Home Mortgage Holdings Inc.                       2,100          23,100
American National Bankshares Inc.                          1,400          36,400
American Physicians Capital Inc. (a)                       3,050          57,371
Ameritrade Holding Corp. (a)                              29,790         168,611
AMLI Residential Properties                                3,856          82,056
Anchor Bancorp of Wisconsin Inc.                           4,474          92,835
Anthracite Capital Inc.                                    9,310         101,479
Anworth Mortgage Asset Corp.                               4,000          50,280
Apex Mortgage Capital Inc.                                 5,900          38,586
Argonaut Group Inc.                                        4,400          64,900
Arrow Financial Corp.                                      1,511          46,492
Associated Estates Realty Corp.                            2,260          15,255
Avatar Holdings Inc. (a)                                     910          20,930
Baldwin & Lyons Inc. Class B                               1,813          42,696
Banc Corp.                                                 3,000          23,280
BancFirst Corp.                                              827          38,869
Bank Mutual Corporation                                    2,490          57,594
Bank of Granite Corp.                                      2,926          51,205
BankAtlantic Bancorp Inc. Class A                          8,810          83,254
BankUnited Financial Corp. Class A (a)                     4,530          73,295
Banner Corp.                                               2,260          42,624

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Barra Inc. (a)                                             3,345     $   101,454
Bay View Capital Corp. (a)                                13,148          75,601
Bedford Property Investors Inc.                            3,946         101,373
Berkshire Hills Bancorp Inc.                               1,700          40,035
BKF Capital Group Inc. (a)                                 1,300          22,945
Boston Private Financial Holdings Inc.                     4,310          85,597
BostonFed Bancorp Inc.                                     1,200          32,040
Boykin Lodging Co.                                         6,555          61,158
Brandywine Realty Trust                                    5,995         130,751
Brookline Bancorp Inc.                                    11,450         136,255
Bryn Mawr Bank Corp.                                         900          32,967
BSB Bancorp Inc.                                           1,870          39,214
Camden National Corp.                                      1,800          43,560
Capital Automotive REIT                                    3,017          71,503
Capital City Bank Group Inc.                               1,690          66,231
Capitol Bancorp Ltd.                                       1,700          39,440
Capstead Mortgage Corp.                                    2,832          69,809
Cascade Bancorp                                            2,800          38,696
Cash America International Inc.                            4,644          44,211
Cathay Bancorp Inc.                                        3,246         123,316
CB Bancshares Inc.                                           800          34,016
CBL & Associates Properties Inc.                           4,583         183,549
CCBT Financial Companies, Inc.                             1,690          43,399
CCC Information Services Group Inc. (a)                    3,436          60,989
Central Coast Bancorp (a)                                  1,600          31,616
CFS Bancorp Inc.                                           3,170          45,331
Charter Financial Corp.                                      800          24,865
Charter Municipal Mortgage
  Acceptance Co.                                           8,557         148,635
Chateau Communities Inc.                                   4,695         107,985
Chelsea Property Group Inc.                                6,378         212,451
Chemical Financial Corp.                                   4,781         153,709
Chittenden Corp.                                           6,607         168,346
Citizens First Bancorp Inc.                                2,100          44,224
Citizens Inc. (a)                                          4,743          35,572
City Bank                                                  1,700          42,075
City Holding Corp.                                         3,800         107,350
City Bardes Holdings Inc. (a)                              3,570          68,722
CNA Surety Corp. (a)                                       2,515          19,743
Coastal Bancorp Inc.                                       1,490          48,202
Coastal Financial Corp.                                    2,000          27,280
CoBiz Inc.                                                 1,650          24,503
Colonial Properties Trust                                  3,679         124,865
Columbia Bancorp                                           1,300          28,639
Columbia Banking Systems Inc. (a)                          2,931          36,960
Commerce Group Inc.                                        5,254         197,025
Commercial Federal Corp.                                   9,930         231,865
Commercial Net Lease Realty Inc.                           7,448         114,178
Commonwealth Bancorp Inc.                                  1,680          77,902
Community Bank System Inc.                                 3,080          96,558
Community Banks Inc.                                       1,660          45,982
Community First Bankshares Inc.                            8,331         220,438
Community Trust Bancorp Inc.                               2,651          66,646

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                        Shares          Value
                                                     -----------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
CompuCredit Corp. (a)                                      3,180     $    22,483
Connecticut Bancshares Inc.                                2,310          88,819
Cornerstone Realty Income Trust Inc.                       9,718          77,355
Corporate Office Properties                                3,580          50,227
Correctional Properties Trust                              2,700          58,590
Corrections Corporation of America (a)                     6,470         110,960
Corus Bankshares Inc.                                      2,008          87,669
CPB Inc.                                                   3,116          85,534
Crawford & Co. Class B                                     6,408          32,040
Credit Acceptance Corp. (a)                                4,528          28,893
Crown American Realty Trust                                3,780          34,776
CVB Financial Corp.                                        5,576         141,798
Delphi Financial Group Inc.                                2,971         112,779
Dime Community Bancshares                                  4,968          95,137
DVI Inc. (a)                                               2,522          19,041
East West Bancorp Inc.                                     5,115         184,549
EastGroup Properties Inc.                                  3,683          93,916
eFunds Corp. (a)                                           9,800          89,278
Electro Rent Corp. (a)                                     2,786          33,769
Entertainment Properties Trust                             4,325         101,724
Equity Inns Inc.                                           7,744          46,619
Essex Property Trust Inc.                                  3,265         166,025
Euronet Worldwide Inc. (a)                                 3,100          23,281
F&M Bancorp                                                2,160          69,120
Factset Research Systems Inc.                              4,536         128,233
Farmers Capital Bank Corp.                                 1,382          45,952
FBL Financial Group Inc.                                   2,014          39,213
FBR Asset Investment Corp.                                 3,400         115,260
Federal Agriculture Mortgage Corp. (a)                     1,830          56,071
Federal Realty Investment Trust                            8,289         233,087
FelCor Lodging Trust Inc.                                  9,900         113,256
Fidelity Bankshares Inc.                                   3,420          61,218
Financial Federal Corp. (a)                                2,540          63,830
Financial Industries Corp. (a)                             1,600          22,784
Financial Institutions Inc.                                1,730          50,793
First Bancorp ADR                                          7,363         166,404
First Bancorp North Carolina                               1,590          37,381
First Busey Corp.                                          1,947          44,898
First Charter Corp.                                        6,516         117,288
First Citizens Bancshares Inc.                             1,216         117,466
First Commonwealth Financial Corp.                        12,307         141,530
First Community Bancorp CA                                 1,200          39,517
First Community Bancshares                                 1,949          59,951
First Essex Bancorp Inc.                                   1,370          45,758
First Federal Capital Corp.                                3,911          75,518
First Financial Bancorp                                    7,536         123,523
First Financial Bankshares Inc.                            2,631          99,978
First Financial Corp.                                      1,474          71,681
First Financial Holdings Inc.                              3,007          74,453
First Indiana Corp.                                        2,716          50,300
First Merchants Corp.                                      3,047          69,441
First National Corp.                                       1,760          42,240
First Niagara Financial Group Inc.                         2,436          63,628
First Oak Brook Bancshares                                 1,000          31,420
First Place Financial Corp.                                2,670          44,402
First Republic Bank (a)                                    2,890          57,771
First Sentinel Bancorp Inc.                                5,620          80,872
First South Bancorp Inc.                                     700          24,906
First State Bancorporation                                 1,000          24,800
Firstfed America Bancorp Inc.                              1,300          32,305
Firstfed Financial Corp. (a)                               4,274         123,732
Flagstar Bancorp Inc.                                      2,857          61,711
Flushing Financial Corp.                                   2,580          42,255
FNB Corp. Virginia                                         1,400          33,222
FPIC Insurance Group Inc. (a)                              1,800          12,420
Fremont General Corp.                                     12,430          55,811
Friedman Billings Ramsey Group Inc. (a)                    5,127          47,989
Frontier Financial Corp.                                   3,837          98,150
Gabelli Asset Management Inc. (a)                          1,800          54,072
Gables Residential Trust                                   5,405         134,747
GBC Bancorp                                                2,078          40,230
German American Bancorp.                                   2,179          33,880
Getty Realty Corp.                                         3,410          64,620
Glacier Bancorp Inc.                                       3,390          79,905
Gladstone Capital Corp.                                    1,800          29,646
Glenborough Realty Trust Inc.                              5,005          89,189
Glimcher Realty Trust                                      6,236         110,689
Gold Banc Corp. Inc.                                       6,350          62,998
Granite State Bankshares Inc.                              1,200          52,428
Great American Financial Resources                         3,591          61,765
Great Lakes REIT Inc.                                      3,395          56,527
Great Southern Bancorp Inc.                                1,260          46,305
Hancock Holding Co.                                        2,781         124,172
Hanmi Financial Corp. (a)                                  1,900          31,863
Harbor Florida Bancshares Inc.                             4,463         100,507
Harleysville Group Inc.                                    6,103         161,302
Harleysville National Corp.                                4,013         107,227
Hawthorne Financial Corp. (a)                              1,300          37,102
Health Care REIT Inc.                                      7,705         208,420
Healthcare Realty Trust Inc.                               8,629         252,398
Heritage Property Investment Trust Inc.                    3,600          89,892
Hilb Rogal & Hamilton Co.                                  6,100         249,490
Home Properties of New York Inc.                           5,355         184,480
Horace Mann Educators Corp.                                7,916         121,352
HRPT Properties Trust                                     26,200         215,888
Hudson River Bancorp Inc.                                  3,330          82,417
Humboldt Bancorp                                           2,400          25,200
Iberiabank Corp.                                           1,310          52,610
idine Rewards Network Inc. (a)                             3,100          32,922
IMPAC Mortgage Holdings Inc.                               9,300         106,950
Independent Bank Corp. Mass.                               2,678          81,036
Independent Bank Corp. Mich.                               2,535          57,798
Innkeepers USA Trust                                       5,795          44,390
Insignia Financial Group Inc. (a)                          4,274          30,986
Integra Bank Corp.                                         3,758          66,968
InterCept Inc. (a)                                         4,020          68,063

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                         Shares         Value
                                                        --------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Interchange Financial Services Corp.                       1,950     $    31,395
International Bancshares Corp.                             4,653         183,561
Investors Real Estate Trust                                5,800          57,884
IRT Property Co.                                           6,879          81,654
Irwin Financial Corp.                                      3,797          62,651
ITLA Capital Corp. (a)                                       900          29,907
JDN Realty Corp.                                           6,885          75,391
Jefferies Group Inc.                                       4,592         192,726
Jones Lang LaSalle Inc. (a)                                6,787         104,384
Kansas City Life Insurance Co.                               872          33,049
Keystone Property Trust                                    3,780          64,147
Kilroy Realty Corp.                                        5,998         138,254
Knight Trading Group Inc. (a)                             17,000          81,430
Koger Equity Inc.                                          5,912          92,227
Kramont Realty Trust                                       3,060          44,829
Lakeland Bancorp Inc.                                      2,625          46,909
Lakeland Financial Corp.                                   1,200          28,140
LandAmerica Financial Group Inc.                           4,076         144,494
LaSalle Hotel Properties                                   4,152          58,128
Lexington Corporate Properties Trust                       5,374          85,447
LNR Property Corp.                                         4,993         176,752
Local Financial Corp. (a)                                  4,830          70,759
LSB Bancshares Inc.                                        1,900          30,780
Macatawa Bank Corp.                                          600          11,910
Macerich Co.                                               7,006         215,434
MAF Bancorp Inc.                                           4,159         141,115
Main Street Banks Inc.                                     2,220          42,624
MainSource Financial Group Inc.                            1,365          32,775
Manufactured Home Communities Inc.                         3,224          95,527
MASSBANK Corp.                                               900          25,470
MB Financial Inc.                                          2,390          83,148
MCG Capital Corp.                                          4,600          49,404
McGrath Rentcorp                                           2,113          49,106
Meristar Hospitality Corp. Inc.                            9,660          63,756
Metris Companies Inc.                                      6,600          16,302
MFA Mortgage Investments Inc.                              9,900          83,160
Mid-America Apartment
  Communities Inc.                                         4,008          97,996
Mid-Atlantic Realty Trust                                  3,670          63,858
Mid-State Bancshares                                       5,104          83,818
Midwest Banc Holdings Inc.                                 1,965          37,237
Mills Corp.                                                4,760         139,658
Mission West Properties                                    2,910          28,809
National Health Investors Inc.                             5,323          85,594
National Penn Bancshares Inc.                              4,205         111,649
National Western Life Insurance Co. (a)                      400          38,400
Nationwide Health Properties Inc.                         10,359         154,660
NBC Capital Corp.                                          1,533          38,632
NBT Bancorp Inc.                                           6,290         107,370
NCO Group Inc. (a)                                         4,229          67,453
Net.Banc Inc. (a)                                         10,813         104,670
New Century Financial Corp.                                3,300          83,787
Northwest Bancorp Inc.                                     2,588          38,277
Novastar Financial Inc.                                    2,500          77,575
Oceanfirst Financial Corp.                                 3,690          82,840
Ocwen Financial Corp. (a)                                  7,425          20,790
Odyssey Re Holdings Corp.                                  3,400          60,180
Ohio Casualty Corp. (a)                                   10,670         138,176
Old Second Bancorp Inc. ILL                                1,373          50,801
Omega Financial Corp.                                      1,800          64,530
Omega Healthcare Investors Inc. (a)                        3,500          13,090
Oriental Financial Group Inc. ADR                          2,460          60,467
Pacific Capital Bancorp                                    7,785         198,128
Pacific Northwest Bancorp                                  3,673          91,825
Pacific Union Bank (a)                                     2,500          28,775
Pan Pacific Retail Properties Inc.                         7,089         258,961
Parkvale Financial Corp.                                   1,100          25,355
Parkway Properties Inc.                                    2,605          91,383
Partners Trust Financial Group Inc.                        1,600          25,792
Peapack-Gladstone Financial Corp.                          1,400          47,950
Pennfed Financial Services Inc.                            1,290          35,024
PennRock Financial Services Corp.                          1,540          42,735
Pennsylvania Real Estate
  Investment Trust                                         3,688          95,888
Peoples Bancorp Inc.                                       2,000          51,200
Peoples Holdings Co.                                       1,100          44,825
PFF Bancorp Inc.                                           2,885          90,156
Philadelphia Consolidated Holding Corp. (a)                3,460         122,484
PICO Holdings Inc. (a)                                     2,922          39,242
PMA Capital Corp.                                          5,628          80,649
Port Financial Corp.                                       1,300          58,006
Post Properties Inc.                                       7,300         174,470
Prentiss Properties Trust                                  6,514         184,216
Presidential Life Corp.                                    4,156          41,269
PRG-Schultz International Inc. (a)                         8,417          74,911
PrivateBancorp Inc.                                        1,200          45,420
ProAssurance Corp. (a)                                     4,299          90,279
Prosperity Banchares Inc.                                  2,400          45,600
Provident Bankshares Corp.                                 5,604         129,514
PS Business Parks Inc.                                     3,459         109,996
Quaker City Bancorp Inc. (a)                               1,125          37,046
R&G Financial Corp. ADR                                    2,859          66,472
Rait Investment Trust                                      4,400          95,040
Ramco-Gershenson Properties Trust                          1,600          31,600
Realty Income Corp.                                        7,067         247,345
Redwood Trust Inc.                                         2,680          74,236
Republic Bancorp Inc.                                     10,980         129,235
Republic Bancorp Inc. Kentucky                             1,200          13,524
Republic Bancshares Inc. (a)                               1,200          23,580
Resource America Inc.                                      2,640          23,789
RFS Hotel Investors Inc.                                   7,230          78,518
Riggs National Corp.                                       3,177          49,212
RLI Corp.                                                  3,298          92,014
S&T Bancorp Inc.                                           5,573         139,609
Sandy Springs Bancorp Inc.                                 2,977          93,775

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                          Shares          Value
                                                          ------     -----------
Common Stocks (Cont.)

Financial Services (Cont.)
Santander Bancorp ADR                                      1,694     $    22,022
Saul Centers Inc.                                          2,362          56,216
Saxon Capital Inc. (a)                                     6,000          75,060
Seacoast Banking Corp. of Florida                          2,700          50,868
Seacoast Financial Services Corp.                          5,523         110,521
Second Bancorp Inc.                                        1,900          50,350
Selective Insurance Group Inc.                             5,262         132,497
Senior Housing Properties Trust                            9,330          98,991
Shurgard Storage Centers Inc.                              7,265         227,685
Simmons First National Corp.                               1,470          53,876
SL Green Realty Corp.                                      5,549         175,348
Sotheby's Holdings Inc. (a)                               10,030          90,270
Soundview Technology Group Inc. (a)                       15,900          23,850
South Financial Group Inc.                                 8,908         184,039
Southwest Bancorp Inc.                                     1,200          31,188
Southwest Bancorporation of Texas Inc. (a)                 5,958         171,650
Sovran Self Storage Inc.                                   3,382          95,914
St. Francis Capital Corp.                                  1,530          35,833
State Auto Financial Corp.                                 2,612          40,486
State Bancorp Inc.                                         1,700          30,600
Staten Island Bancorp Inc.                                11,790         237,451
Sterling Bancorp                                           2,881          75,833
Sterling Bancshares Inc.                                   8,030          98,127
Sterling Financial Corp. PA (a)                            2,500          47,050
Sterling Financial Corp. WA                                3,550          83,958
Stewart Information Services Corp. (a)                     3,540          75,721
Suffolk Bancorp                                            2,500          79,050
Summit Bancshares Inc.                                     1,200          23,400
Summit Properties Inc.                                     5,268          93,770
Sun Bancorp Inc.                                           1,200          21,937
Sun Communities Inc.                                       3,598         131,579
Superior Financial Corp.                                   1,600          29,394
Susquehanna Bancshares Inc.                                8,772         182,817
SWS Group Inc.                                             3,023          40,992
SY Bancorp Inc.                                            1,300          48,230
Tanger Factory Outlet Centers Inc.                         1,870          57,970
Taubman Centers Inc.                                       5,943          96,455
Texas Regional Bancshares Inc.                             4,636         164,768
The Midland Co.                                            1,858          35,302
Thornburg Mortgage Asset Corp.                             8,260         166,026
Tompkins County Trustco Inc.                               1,763          77,748
Town & Country Trust                                       3,090          65,199
Trammell Crow Co. (a)                                      6,178          55,602
Triad Guaranty Inc. (a)                                    1,976          72,835
TriCo Bancshares                                           1,200          29,520
Troy Financial Corp.                                       2,113          57,009
Trust Co. of New Jersey                                    3,893         108,346
Trustco Bank Corp.                                        15,008         161,786
UCBH Holdings Inc.                                         3,860         163,857
UICI (a)                                                   8,123         126,313
UMB Financial Corp.                                        3,444         131,771
Umpqua Holdings Corp.                                      5,002          91,281
Union Bankshares Corp.                                     1,700          46,325
United Bankshares Inc.                                     8,420         244,694
United Community Banks Inc.                                3,500          85,295
United Community Financial Corp.                           6,815          58,950
United Fire & Casualty Co.                                 1,360          45,492
United National Bancorp                                    3,410          78,600
Universal American Financial Corp. (a)                     6,500          37,824
Universal Health Realty Inc.                               3,310          86,887
Unizan Financial Corp.                                     5,012          98,987
Urstadt Biddle Properties Inc. Class A                     2,800          31,024
US Restaurant Properties Inc.                              5,010          70,541
USB Holding Co. Inc.                                       2,538          44,923
Ventas Inc.                                               12,277         140,572
Vesta Insurance Group Inc.                                 6,890          18,948
Virginia Financial Group Inc.                              1,600          47,680
W Holding Co. Inc. ADR                                     9,363         153,647
Warwick Community Bancorp Inc.                               900          25,497
Washington Real Estate Investment Trust                    8,015         204,382
Washington Trust Bancorp Inc.                              2,810          54,879
Waypoint Financial Corp.                                   8,010         142,578
Wesbanco Inc.                                              4,478         104,740
West Coast Bancorp Oregon                                  3,410          51,662
Westcorp Inc.                                              2,527          53,067
Westfield Financial Inc.                                     400           6,200
WFS Financial Inc. (a)                                     1,689          35,319
Winston Hotels Inc.                                        3,550          27,690
Wintrust Financial Corp.                                   3,220         100,850
WSFS Financial Corp.                                       1,900          62,643
Yardville National Bancorp                                 1,300          22,412
Zenith National Insurance Corp.                            2,056          48,357
                                                                     -----------
                                                                      30,062,375
                                                                     -----------
Health Care (12.4%)
AaiPharma Inc. (a)                                         2,590          36,312
Abgenix Inc. (a)                                          17,000         125,290
Abiomed Inc. (a)                                           2,900          10,556
Adolor Corp. (a)                                           7,410         101,665
Advanced Neuromodulation System Inc. (a)                   1,860          65,286
Aksys Ltd. (a)                                             5,400          28,620
Alaris Medical Inc. (a)                                    3,000          18,300
Albany Molecular Research Inc. (a)                         4,624          68,394
Alexion Pharmaceuticals Inc. (a)                           3,990          56,339
Align Technology Inc. (a)                                  6,850          18,913
Alkermes Inc. (a)                                         12,000          75,240
Alliance Imaging Inc. (a)                                  2,500          13,250
Allos Therapeutics Inc. (a)                                4,700          35,344
Allscripts Healthcare Solution (a)                         5,930          14,173
Alpharma Inc.                                              7,106          84,632
American Healthways Inc. (a)                               2,305          40,338

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)

                                December 31, 2002

                                                    Shares             Value
                                                    ------          ----------

Common Stocks (Cont.)

Health Care (Cont.)
American Medical Security Group Inc. (a)             1,700          $   23,766
American Medical Systems Holdings Inc. (a)           6,030              97,746
American Pharmaceutical Partners (a)                 1,700              30,260
Amerigroup Corp. (a)                                 2,000              60,620
AmeriPath Inc. (a)                                   6,308             135,622
Amsurg Corp. (a)                                     4,050              82,741
Amylin Pharmaceuticals Inc. (a)                     13,500             217,890
Antigenics Inc. (a)                                  4,340              44,442
Aphton Corp. (a)                                     3,500              13,615
Applied Biosystems Group (a)                        15,000             143,250
Applied Molecular Evolution (a)                      3,750               7,688
Apria Healthcare Group Inc. (a)                      9,146             203,407
Arena Pharmaceuticals Inc. (a)                       5,640              36,716
Ariad Pharmaceuticals Inc. (a)                       5,700              13,680
Arqule Inc. (a)                                      5,270              16,074
Array Biopharma Inc. (a)                             3,900              21,645
Arrow International Inc.                             1,965              79,917
Arthrocare Corp. (a)                                 5,070              49,939
AtheroGenics Inc. (a)                                5,100              37,791
Atrix Laboratories Inc. (a)                          4,330              66,418
Avigen Inc. (a)                                      5,200              29,692
Bentley Pharmaceuticals Inc. (a)                     2,600              20,930
Beverly Enterprises Inc. (a)                        20,759              59,163
Bio Technology General Corp. (a)                    11,918              38,150
Bio-Rad Laboratories Inc. (a)                        3,574             138,314
Bio-Reference Labs Inc. (a)                          1,800              11,106
BioMarin Pharmaceutical Inc. (a)                     6,400              45,120
Biopure Corp. (a)                                    4,830              17,968
BioReliance Corp. (a)                                  700              16,219
Biosite Inc. (a)                                     3,200             108,864
Bone Care International Inc. (a)                     2,600              25,298
Bradley Pharmaceuticals Inc. (a)                     1,800              23,454
BriteSmile Inc. (a)                                  2,510                 828
Bruker Daltonics Inc. (a)                            7,785              37,835
Cambrex Corp.                                        4,833             146,005
Cantel Medical Corp. (a)                             1,400              17,724
Cardiac Science Inc. (a)                            11,800              26,078
Cardiodynamics International Corp. (a)               6,800              20,876
Cell Genesys Inc. (a)                                7,260              80,956
Cell Therapeutics Inc. (a)                           7,800              56,706
Centene Corp. (a)                                    1,000              33,590
Cepheid Inc. (a)                                     4,900              24,980
Cerus Corp. (a)                                      2,800              60,200
Cholestech Corp. (a)                                 2,500              17,400
Cima Laboratories Inc. (a)                           3,330              80,556
Ciphergen Biosystems Inc. (a)                        4,770              16,457
Closure Medical Corp. (a)                            1,836              19,241
Cobalt Corp. (a)                                     2,650              36,570
Columbia Laboratories Inc. (a)                       5,400              18,144
Computer Programs & Systems Inc. (a)                   900              22,284
Conceptus Inc. (a)                                   3,900              46,722
Conmed Corp. (a)                                     5,957             116,698
Connetics Corp. (a)                                  6,470              77,769
Cooper Companies Inc.                                6,370             159,377
Corixa Corp. (a)                                    10,941              69,913
Corvel Corp. (a)                                     1,400              50,050
Covance Inc. (a)                                    13,720             337,375
CryoLife Inc. (a)                                    3,450              23,564
Cubist Pharmaceuticals Inc. (a)                      6,600              54,318
CuraGen Corp. (a)                                    8,700              40,455
Curative Health Services Inc. (a)                    2,200              37,950
CV Therapeutics Inc. (a)                             5,700             103,854
Cyberonics Inc. (a)                                  4,996              91,926
D&K Healthcare Resources Inc.                        2,700              27,651
Datascope Inc.                                       2,422              60,068
deCODE genetics Inc. (a)                             6,700              12,395
Deltagen Inc. (a)                                    3,140               1,507
Dianon Systems Inc. (a)                              1,910              91,126
Digene Corp. (a)                                     2,750              31,515
Discovery Partners International Inc. (a)            3,400               9,452
Diversa Corp. (a)                                    5,480              49,594
Durect Corp. (a)                                     5,070              10,241
Dynacq International Inc. (a)                        1,090              15,661
Eclipsys Corp. (a)                                   9,820              52,537
Embrex Inc. (a)                                      2,100              23,369
Endo Pharmaceutical Holdings Inc. (a)                4,130              31,797
Endocardial Solutions Inc. (a)                       3,000              10,140
Endocare Inc. (a)                                    5,400              13,932
Enzo Biochem Inc. (a)                                5,224              73,136
Enzon Pharmaceuticals Inc. (a)                       9,300             155,496
Eon Labs Inc. (a)                                    1,900              35,929
Epix Medical Inc. (a)                                2,500              18,075
eResearch Technology Inc. (a)                        1,800              30,150
Esperion Therapeutics Inc. (a)                       6,000              42,900
Exact Sciences Corp. (a)                             2,300              24,909
Exelixis Inc. (a)                                    9,290              74,320
First Horizon Pharmaceutical Corp. (a)               4,695              35,109
Gene Logic Inc. (a)                                  6,050              38,055
Genecor International Inc. (a)                       1,650              16,137
Genesis Health Ventures Inc. (a)                     6,200              95,790
Genta Inc. (a)                                       8,670              66,672
Gentiva Health Services Inc.                         4,750              41,848
Genzyme Corp Genzy (a)                               7,640              19,482
Geron Corp. (a)                                      5,000              18,000
Guilford Pharmaceuticals Inc. (a)                    5,952              23,689
Haemonetics Corp. (a)                                4,095              87,879
Hanger Orthopedic Group Inc. (a)                     4,200              55,230
Harvard Bioscience Inc. (a)                          3,700              12,203
Healthcare Services Group Inc. (a)                   2,100              27,384
HealthExtras Inc. (a)                                3,300              13,365
HealthTronics Surgical Services Inc. (a)             1,700              13,619
Hologic Inc. (a)                                     4,100              50,061
Hooper Holmes Inc.                                  11,274              69,222
ICU Medical Inc. (a)                                 2,265              84,484

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                        Shares            Value
                                                       --------         --------
Common Stocks (Cont.)

Health Care (Cont.)
IDEXX Laboratories Corp. (a)                              6,644         $221,245
IDX Systems Corp. (a)                                     4,140           70,504
IGEN International Inc. (a)                               3,572          153,060
ILEX Oncology Inc. (a)                                    7,220           50,973
Illumina Inc. (a)                                         4,720           15,906
Imclone Systems Inc. (a)                                 10,600          112,583
Immucor Inc. (a)                                          1,950           39,488
Immunogen Inc. (a)                                        9,200           28,520
Immunomedics Inc.                                         8,340           38,531
Impath Inc. (a)                                           3,728           73,516
Impax Laboratories Inc. (a)                               5,360           21,494
Inamed Corp. (a)                                          3,180           97,944
Incyte Pharmaceuticals Inc. (a)                          15,100           68,856
Indevus Pharmaceuticals Inc. (a)                          7,000           14,973
Inhale Therapeutic Systems Inc. (a)                      11,400           92,112
Integra Lifesciences Corp. (a)                            4,190           73,953
Intermune Inc. (a)                                        6,420          163,774
Interpore International Inc. (a)                          3,700           23,680
Intuitive Surgical Inc. (a)                               5,970           36,775
Invacare Corp.                                            5,671          188,844
Inverness Medical Innovation (a)                          1,300           17,095
ISIS Pharmaceuticals Inc. (a)                            10,157           66,935
Kendle International Inc. (a)                             2,280           20,066
Kensey Nash Corp. (a)                                     1,500           27,405
Kindred Healthcare Inc. (a)                               2,600           47,193
KOS Pharmaceuticals Inc. (a)                              1,660           31,540
Kosan Biosciences Inc. (a)                                3,290           19,970
KV Pharmaceutical Co. (a)                                 5,200          120,640
Kyphon Inc. (a)                                           1,200           10,248
La Jolla Pharmaceutical Co. (a)                           8,830           57,395
LabOne Inc. (a)                                           1,200           21,264
Landauer Inc.                                             2,090           72,627
Lexicon Genetics Inc. (a)                                 7,570           35,806
Lifecore Biomedical Inc. (a)                              2,100           18,018
Ligand Pharmaceuticals Inc. (a)                          10,752           57,738
Luminex Corp. (a)                                         3,880           15,947
Martek Biosciences Corp. (a)                              4,600          115,736
Maxygen Inc. (a)                                          6,920           52,730
Med-Design Corp. (a)                                      1,520           12,248
Medarex Inc. (a)                                         14,500           57,275
MedCath Corp. (a)                                         1,300           13,000
Medicines Co. (a)                                         5,610           89,872
Medquist Inc. (a)                                         2,397           48,563
Medsource Technologies Inc. (a)                           1,600           10,384
Mentor Corp.                                              4,345          167,282
Meridian Medical Technologies Inc. (a)                      700           31,080
Merit Medical Systems Inc. (a)                            2,500           49,800
MGI Pharma Inc. (a)                                       6,890           49,952
MIM Corp. (a)                                             4,900           28,420
Molecular Devices Corp. (a)                               3,214           52,935
Myriad Genetics Inc. (a)                                  5,400           78,840
Nabi Biopharmaceuticals (a)                               7,870           48,794
Napro Biotherapeutics Inc. (a)                            4,960            3,373
Nastech Pharmaceutical Co. Inc. (a)                       1,700           14,535
National Healthcare Corp. (a)                             1,800           31,500
Nature's Sunshine Products Inc.                           2,600           25,246
NBTY Inc. (a)                                             8,655          152,155
NDCHealth Corp.                                           7,020          139,698
Neopharm Inc. (a)                                         2,692           27,297
Neose Technologies Inc. (a)                               2,900           25,723
Neurocrine Biosciences Inc. (a)                           6,100          278,526
Neurogen Corp. (a)                                        2,567            9,318
Noven Pharmaceuticals Inc. (a)                            5,100           47,073
NPS Pharmaceuticals Inc. (a)                              5,840          146,993
Ocular Sciences Inc. (a)                                  3,531           54,801
Odyssey Healthcare Inc. (a)                               2,700           93,690
Omnicell Inc. (a)                                         3,100            8,215
Onyx Pharmaceuticals Inc. (a)                             3,400           19,754
Option Care Inc. (a)                                      2,737           21,787
Orasure Technologies (a)                                  5,180           28,231
Orthologic Corp. (a)                                      7,000           25,270
OSI Pharmaceuticals Inc. (a)                              8,200          134,480
Owens & Minor Inc.                                        7,572          124,332
Pacificare Health Systems Inc. (a)                        7,590          213,279
Pain Therapeutics Inc. (a)                                4,110            9,823
Parexel International Corp. (a)                           5,242           57,610
Pediatrix Medical Group Inc. (a)                          5,300          212,318
Penwest Pharmaceutical (a)                                2,770           29,362
Per-Se Technologies Inc. (a)                              6,517           58,451
Peregrine Pharmaceuticals Inc. (a)                       19,930           15,545
Perrigo Co. (a)                                          12,712          154,451
Pharmaceutical Resources Inc. (a)                         3,970          118,306
Pharmacopeia Inc. (a)                                     5,500           49,060
PolyMedica Corp. (a)                                      2,490           76,792
Possis Medical Inc. (a)                                   4,100           73,800
Pozen Inc. (a)                                            3,570           18,386
PracticeWorks Inc. (a)                                    3,500           27,650
Praecis Pharmaceuticals Inc. (a)                          9,000           29,250
Prime Med Services Inc. (a)                               2,700           23,409
Priority Healthcare Corp. (a)                             5,200          120,640
Progenics Pharmaceuticals Inc. (a)                        2,420           16,117
Protein Design Labs Inc. (a)                             19,200          163,200
Province Healthcare Co. (a)                              10,210           99,343
PSS World Medical Inc. (a)                               15,111          103,359
Quidel Corp. (a)                                          5,500           19,080
Radiologix Inc. (a)                                       4,100            9,471
Regeneron Pharmaceutical Inc. (a)                         7,621          141,065
RehabCare Group Inc. (a)                                  3,760           71,741
Res-Care Inc. (a)                                         3,500           12,702
Resmed Inc. (a)                                           7,000          213,990
Respironics Inc. (a)                                      6,475          197,041
Rigal Pharmaceuticals Inc. (a)                            5,000            5,450
Rita Medical Systems Inc. (a)                             2,200           11,110
Salix Pharmaceuticals Ltd. (a)                            4,300           30,057
Sangamo Biosciences Inc. (a)                              3,010            9,060
Sangstat Medical Corp. (a)                                5,876           66,399

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                         Shares         Value
                                                       ---------     -----------
Common Stocks (Cont.)

Health Care (Cont.)
Scios Inc. (a)                                             9,810     $   319,610
Seattle Genetics Inc/ WA (a)                               3,400          10,540
Select Medical Corp. (a)                                   3,710          50,048
Sepracor Inc. (a)                                         14,300         138,281
Sequenom Inc. (a)                                          7,400          13,320
Serologicals Corp. (a)                                     4,840          53,240
Sierra Health Services Inc. (a)                            5,230          62,812
Sola International Inc. (a)                                5,210          67,730
Sonic Innovations Inc. (a)                                 2,400           9,144
SonoSite Inc. (a)                                          3,000          39,210
Specialty Laboratories (a)                                 2,100          20,286
Stericycle Inc. (a)                                        7,112         230,279
Sunrise Assisted Living Inc. (a)                           4,034         100,406
Supergen Inc. (a)                                          5,928          21,519
Surmodics Inc. (a)                                         3,050          87,474
Sybron Dental Specialties Inc. (a)                         8,220         122,067
Syncor International Corp. (a)(d)                          3,986         110,532
Tanox Inc. (a)                                             5,970          54,028
Techne Corp. (a)                                           8,700         248,542
Telik Inc. (a)                                             5,390          62,847
Texas BioTechnology Corp. (a)                              7,890          11,046
Theragenics Corp. (a)                                      6,179          24,901
Therasense Inc. (a)                                        4,700          39,245
Thoratec Laboratories Corp. (a)                           10,440          79,657
Transkaryotic Therapies Inc. (a)                           6,164          61,024
Triangle Pharmaceuticals Inc. (a)                          5,279          31,357
Trimeris Inc. (a)                                          3,800         163,742
Tripath Imaging Inc. (a)                                   4,210          11,283
Tularik Inc. (a)                                           7,770          57,964
United Surgical Partners Inc. (a)                          3,400          53,111
United Therapeutics Corp. (a)                              3,700          61,790
Urologix Inc. (a)                                          3,020           9,996
US Oncology Inc. (a)                                      17,603         152,618
US Physical Therapy Inc. (a)                               2,005          22,356
VCA Antech Inc. (a)                                        3,800          57,000
Ventana Medical Systems Inc. (a)                           2,766          63,756
Versicor Inc. (a)                                          4,390          47,368
Viasys Healthcare Inc. (a)                                 5,500          81,895
Vical Inc. (a)                                             5,393          18,714
VISX Inc. (a)                                             10,600         101,548
Vital Signs Inc.                                           1,233          36,842
VitalWorks Inc. (a)                                        7,700          29,645
Vivus Inc. (a)                                             7,000          26,110
West Pharmaceutical Services Inc.                          2,716          66,270
Women First HealthCare Inc. (a)                            3,300          15,051
Wright Medical Group,  Inc. (a)                            3,300          57,615
Zoll Medical Corp. (a)                                     1,800          64,206
ZymoGenetics Inc. (a)                                      1,900          18,810
                                                                     -----------
                                                                      16,590,365
                                                                     -----------

Materials & Processes (7.7%)
A Schulman Inc.                                            8,084         150,443
AAON Inc. (a)                                              2,100          38,703
Acuity Brands Inc.                                         8,800         119,152
AEP Industries Inc. (a)                                      870          11,371
Airgas Inc. (a)                                           12,076         208,311
Alico Inc.                                                   700          18,620
AM Castle & Co. (a)                                        1,110           5,051
Amcol International Corp.                                  3,602          20,892
Ameron International Corp.                                   870          47,981
Apogee Enterprises Inc.                                    5,880          52,632
Arch Chemicals Inc.                                        4,734          86,395
Armor Holdings Inc. (a)                                    5,300          72,981
Barnes Group Inc.                                          3,560          72,446
Brush Engineered Materials Inc. (a)                        4,094          22,517
Buckeye Technologies Inc. (a)                              5,014          30,836
Building Materials Holding Corp. (a)                       2,670          38,181
Butler Manufacturing Co.                                   1,600          30,960
Cabot Microelectronics Corp. (a)                           4,900         231,280
Cadiz Land Inc. (a)                                        7,697           4,233
Calgon Carbon Corp.                                        6,895          34,061
Caraustar Industries Inc. (a)                              5,462          51,780
Carpenter Technology Corp.                                 4,338          54,008
Centex Construction Products Inc.                          1,352          47,523
Century Aluminum Co.                                       3,000          22,230
Chesapeake Corp.                                           3,307          59,030
Circor International                                       2,120          33,708
CLARCOR Inc.                                               5,391         173,968
Cleveland Cliffs Inc. (a)                                  2,914          57,843
Comfort Systems USA Inc. (a)                               8,300          27,805
Commercial Metals Co.                                      4,954          80,453
CoorsTek Inc. (a)                                          1,900          48,545
Crompton Corp.                                            23,909         142,259
Crown Cork & Seal Inc. (a)                                33,700         267,915
Cytec Industries Inc. (a)                                  8,541         232,998
Delta & Pine Land Co.                                      8,003         163,341
Deltic Timber Corp.                                        2,179          58,179
Dycom Industries Inc. (a)                                 10,050         133,162
Earthshell Corp. (a)                                      12,800           7,424
ElkCorp                                                    4,111          71,120
Emcor Group Inc. (a)                                       3,261         172,866
Encore Wire Corp. (a)                                      2,900          26,245
Energy Conversion Devices Inc. (a)                         3,400          33,323
Exult Corp. (a)                                           10,000          31,800
Ferro Corp.                                                6,921         169,080
Florida Rock Industries Inc.                               4,268         162,397
FMC Corp. (a)                                              6,400         174,848
Foamex International Inc. (a)                              4,600          14,536
Genlyte Group Inc. (a)                                     2,527          78,741
Georgia Gulf Corp.                                         5,914         136,850
Gibraltar Steel Corp.                                      1,761          33,529
Graftech International Ltd. (a)                           11,895          70,894
Granite Construction Inc.                                  7,028         108,934
Graphic Packaging International
   Corp. (a)                                               4,800          27,072
Great Lakes Chemical Corp.                                 8,000         191,040

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                            Shares         Value
                                           --------     -----------
Common Stocks (Cont.)

Materials & Processes (Cont.)
Greif Brothers Corp.                          2,635     $    62,713
Griffon Corp. (a)                             5,621          76,558
HB Fuller Co.                                 5,952         154,038
Hecla Mining Co. (a)                         16,300          82,478
Hexcel Corp. (a)                              5,500          16,500
Hughes Supply Inc.                            5,143         140,507
IMCO Recycling Inc. (a)                       2,700          21,951
Insituform Technology Inc. (a)                5,333          90,928
Integrated Electrical Services Inc. (a)       6,535          25,160
Intermagnetics General Corp. (a)              3,786          74,357
Intermet Corp.                                4,500          18,900
International Specialty Products Inc. (a)     3,387          34,581
Kaydon Corp.                                  6,313         133,899
Ladish Co. Inc. (a)                           1,900          15,314
Lawson Products Inc.                            834          25,837
Lennox International Inc.                     9,500         119,225
Liquidmetal Technologies (a)                  1,200          12,336
Longview Fibre Co. (a)                       10,196          73,717
Louisiana-Pacific Corp. (a)                  22,100         178,126
LSI Industries Inc.                           2,935          40,650
Lydall Inc. (a)                               3,170          35,980
MacDermid Inc.                                5,723         130,771
Material Sciences Corp. (a)                   2,700          34,938
Maverick Tube Corp. (a)                       7,888         102,781
Medis Technologies Ltd. (a)                   1,764           8,820
Millennium Chemicals Inc.                    13,560         129,091
Minerals Technologies Inc.                    4,451         192,061
Mueller Industries Inc. (a)                   6,345         172,901
Myers Industries Inc.                         3,641          38,959
NCI Building Systems Inc. (a)                 4,405          96,117
NL Industries Inc.                            2,829          48,093
NN Inc.                                       2,400          23,976
Nortek Holdings Inc. (a)                      1,976          90,402
Northwest Pipe Co. (a)                        1,300          22,490
NS Group Inc. (a)                             4,410          28,753
Octel Corp.                                   2,150          33,970
Olin Corp.                                    9,820         152,701
Omnova Solutions (a)                          8,426          33,957
Oregon Steel Mills Inc. (a)                   4,890          19,658
Penford Corp.                                 1,700          23,953
Penn Engineering & Manufacturing Corp.        2,500          26,625
PH Glatfelter Co.                             3,517          46,284
PolyOne Corp.                                16,729          65,578
Pope & Talbot Inc.                            4,000          57,040
Potlatch Corp.                                6,243         149,083
Quaker Chemical Corp.                         2,150          49,880
Quanex Corp.                                  3,182         106,597
Quanta Services Inc. (a)                      6,700          23,450
Reliance Steel & Aluminum Co.                 4,961         103,387
Roanoke Electric Steel Corp.                  2,160          20,520
Rock-Tenn Co.                                 3,213          43,311
Royal Gold Inc.                               2,900          72,271
RTI International Metals Inc. (a)             3,983          40,228
Ryerson Tull Inc.                             4,877          29,750
Schnitzer Steel Industries Inc. Class A       1,100          22,990
Schweitzer Mauduit International Inc.         3,311          81,119
Silgan Holdings Inc. (a)                      2,170          53,556
Simpson Manufacturing Co. Inc. (a)            2,976          97,910
Solutia Inc.                                 21,900          79,497
Southern Peru Copper Corp.                    4,783          68,875
Spartech Corp.                                3,023          62,364
SPS Technologies Inc. (a)                     2,849          67,664
Steel Dynamics Inc. (a)                       6,879          82,754
Stepan Co.                                    1,373          34,325
Stillwater Mining Co. (a)                     8,983          48,059
Symyx Technologies Inc. (a)                   5,900          74,281
Tejon Ranch Corp. (a)                         1,892          56,192
Terra Industries Inc. (a)                     6,630          10,144
Texas Industries Inc.                         4,571         111,075
Tredegar Corp.                                5,374          80,610
Trex Co. Inc. (a)                             1,805          63,716
Unifi Inc. (a)                               10,474          54,989
Universal Forest Products Inc.                2,785          59,379
URS Corp. (a)                                 3,183          45,294
US Concrete Inc. (a)                          4,430          24,232
US Industries Inc. (a)                       13,600          35,768
USEC Inc.                                    17,179         103,418
USG Corp. (a)                                 7,640          64,558
Valhi Inc.                                    4,100          34,030
Valmont Industries Inc.                       3,064          59,442
Watsco Inc.                                   3,937          64,488
Wausau-Mosinee Paper Corp.                    8,978         100,733
Wellman Inc.                                  7,045          95,037
Wilson Greatbatch Technologies (a)            4,830         141,036
Worthington Industries Inc.                  14,424         219,822
WR Grace & Co. (a)                           13,600          26,656
                                                        -----------
                                                         10,338,656
                                                        -----------
Oil & Gas (4.0%)
3TEC Energy Corp. (a)                         3,330          47,253
Arch Coal Inc.                                9,600         207,264
Atwood Oceanics Inc. (a)                      2,145          64,565
Berry Petroleum Co. Class A                   3,305          56,350
Cabot Oil & Gas Corp.                         5,931         146,970
Cal Dive International Inc. (a)               8,218         193,123
Chesapeake Energy Corp.                      29,867         231,171
Comstock Resources Inc. (a)                   4,830          44,871
Denbury Resources Inc. (a)                    4,800          54,240
Dril-Quip Inc. (a)                            2,188          36,977
Encore Acquisition (a)                        1,670          30,761
Energy Partners Ltd. (a)                      4,074          43,592
Evergreen Resources Inc. (a)                  4,022         180,387
Exploration Co. of Delaware Inc. (a)          3,400          10,132
Frontier Oil Corp.                            5,630          96,949

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                          Shares        Value
                                         -------     ----------
Common Stocks (Cont.)

Oil & Gas (Cont.)
FuelCell Energy Inc. (a)                   7,140     $   46,781
Global Industries Ltd. (a)                13,900         57,963
Grey Wolf Inc. (a)                        35,406        141,270
Gulf Island Fabrication Inc. (a)           1,700         27,625
Hanover Compressor Co. (a)                10,100         92,718
Harvest Natural Resources Inc. (a)         7,300         48,180
Headwaters Inc. (a)                        5,620         87,166
Holly Corp.                                2,200         48,070
Horizon Offshore Inc. (a)                  3,240         16,135
Houston Exploration Co. (a)                2,067         63,250
Hydril Co. (a)                             2,680         63,168
Input/Output Inc. (a)                      9,635         40,949
Key Energy Services Inc. (a)              20,400        182,988
Lone Star Technologies Inc. (a)            6,469         96,323
Lufkin Industries Inc.                     1,410         33,065
Magnum Hunter Resources Inc. (a)          10,015         59,589
Massey Energy Corp.                       14,500        140,940
Meridian Resource Corp. (a)                5,932          5,339
Newpark Resources Inc. (a)                14,995         65,228
Nuevo Energy Co. (a)                       3,832         42,535
Oceaneering International Inc. (a)         4,849        119,964
Oil States International Inc. (a)          3,610         46,569
Parker Drilling Co. (a)                   15,457         34,315
Patina Oil & Gas Corp.                     5,162        163,377
Penn Virginia Corp.                        1,800         65,430
Petroleum Helicopters Inc. (a)               512         15,176
Petroquest Energy Inc. (a)                 5,580         23,157
Plains Exploration & Production Co. (a)    5,174         50,447
Plains Resources Inc. (a)                  5,174         61,312
Plug Power Inc. (a)                        3,300         14,817
Prima Energy Corp. (a)                     2,200         49,192
Quicksilver Resources Inc. (a)             1,970         44,187
Range Resources Corp. (a)                 10,580         57,132
Remington Oil and Gas Corp. (a)            4,130         67,773
RPC Inc.                                   3,405         39,498
Seacor Smit Inc. (a)                       3,713        165,228
Southwestern Energy Co. (a)                5,243         60,032
Spinnaker Exploration Co. (a)              4,910        108,266
St. Mary Land & Exploration Co.            5,924        148,100
Stone Energy Corp. (a)                     4,669        155,758
Superior Energy Services Inc. (a)         10,200         83,640
Swift Energy Co. (a)                       5,454         52,740
Syntroleum Corp. (a)                       5,113          8,845
Tesoro Petroleum Corp. (a)                13,715         61,992
Tom Brown Inc. (a)                         7,054        177,055
TransMontaigne Inc. (a)                    3,354         15,563
Trico Marine Services Inc. (a)             5,180         17,249
Unit Corp. (a)                             7,800        144,690
Universal Compression Holdings Inc. (a)    3,822         73,115
Veritas DGC Inc. (a)                       6,451         50,963
Vintage Petroleum Inc.                    10,126        106,829
Western Gas Resources Inc.                 4,638        170,910
Westport Resources Inc. (a)                5,866        122,013
WH Energy Services Inc. (a)                4,890         71,345
                                                     ----------
                                                      5,450,566
                                                     ----------

Technology (13.4%)
3-D Systems Corp. (a)                      1,670         13,026
Acacia Research CompiMatrix Corp. (a)      2,653          9,655
Acacia Technologies Group (a)              4,752         11,452
Actel Corp. (a)                            4,802         77,888
Actuate Corp. (a)                          8,552         15,137
Adtran Inc. (a)                            4,490        147,721
Advanced Digital Information Corp. (a)    13,240         88,840
Advanced Power Technology Inc. (a)         1,200          3,899
Aeroflex Inc. (a)                         12,912         89,093
Aether Systems Inc. (a)                    7,100         26,696
Agile Software Corp. (a)                   8,620         66,719
Akamai Technology Inc. (a)                21,810         37,731
Alliance Semiconductor Corp. (a)           6,877         27,027
Alloy Inc. (a)                             6,590         72,160
American Management Systems Inc. (a)       8,750        104,912
Anadigics Inc. (a)                         6,846         17,663
Analogic Corp.                             1,596         80,260
Anaren Microwave Inc. (a)                  5,020         44,176
Anixter International Inc. (a)             6,704        155,868
answerthink Inc. (a)                      10,061         25,152
Ansys Inc. (a)                             3,050         61,610
Anteon International Corp. (a)             3,500         84,000
Ariba Inc. (a)                            56,300        139,624
Artisan Components Inc. (a)                3,400         52,462
Ascential Software Corp. (a)              54,280        130,272
AsiaInfo Holdings Inc. (a)                 5,930         37,596
Aspect Communications (a)                  9,510         27,008
Aspen Technology Inc. (a)                  7,713         21,828
AT Road Inc. (a)                           4,700         19,411
Avanex Corp. (a)                          11,890         12,461
Avid Technology Inc. (a)                   4,783        109,770
Avocent Corp. (a)                          9,577        212,801
AXT Inc. (a)                               4,589          8,260
BEI Technologies Inc.                      2,320         25,961
Bel Fuse Inc. Class B                      2,100         42,315
Bell Microproducts Inc. (a)                3,800         21,052
Benchmark Electronics Inc. (a)             4,993        143,099
Black Box Corp. (a)                        4,422        198,106
Borland Software Corp. (a)                13,370        164,451
CACI International Inc. (a)                6,158        219,471
Caliper Technologies Corp. (a)             5,410         16,230
Caminus Corp. (a)                          2,690          6,295
Carreker-Antinori Inc. (a)                 4,150         18,800
Catapult Communications Corp. (a)          1,130         13,504
Centillium Communications Inc. (a)         5,650         12,769
Checkpoint Systems Inc. (a)                6,764         69,940
ChipPAC Inc. (a)                           8,900         31,595
Chordiant Software Inc. (a)                6,800          9,792
Ciber Inc. (a)                            11,043         56,871

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                             Shares          Value
                                            --------       ---------
Common Stocks (Cont.)

Technology (Cont.)
Cirrus Logic Inc. (a)                         15,200       $  43,776
ClearOne Communications Inc. (a)               1,600           7,120
Cognizant Technology Solutions Corp. (a)       1,728         124,813
Coherent Inc. (a)                              6,137         122,433
Commscope Inc. (a)                            10,780          85,162
Compucom Systems Inc. (a)                      5,100          28,611
Computer Horizons Corp. (a)                    6,600          21,582
Computer Network Technology (a)                5,999          42,593
Concord Communications Inc. (a)                3,400          30,566
Concurrent Computer Corp. (a)                 13,153          37,881
Convera Corp. (a)                              4,091          12,028
Covansys Corp. (a)                             3,959          14,878
Cray Inc. (a)                                  8,900          68,263
Cree Inc. (a)                                 15,900         259,965
Cubic Corp.                                    3,230          59,529
Daktronics Inc. (a)                            2,980          39,872
Datastream Systems Inc. (a)                    3,547          22,701
Dendrite International Inc. (a)                6,586          49,197
Digimarc Corp. (a)                             2,800          31,752
Digital Insight Corp. (a)                      6,300          54,747
Digital River Inc. (a)                         5,700          68,115
Digitas Inc. (a)                               2,610           9,031
DocuCorp International Inc. (a)                1,800          11,918
Documentum Inc. (a)                            8,736         136,806
Drexler Technology Corp. (a)                   1,800          22,680
DRS Technologies Inc. (a)                      3,440         107,775
DSP Group Inc. (a)                             5,988          94,730
Dynamics Research Corp. (a)                    1,500          21,015
E.piphany Inc. (a)                            13,450          56,086
Echelon Corp. (a)                              5,310          59,525
EDO Corp.                                      3,190          66,288
Electronics For Imaging Inc. (a)              11,960         194,482
Embarcadero Technologies (a)                   2,220          13,253
EMS Technologies Inc. (a)                      2,200          34,344
Enterasys Networks Inc. (a)                   34,000          53,040
Entrust Technologies Inc. (a)                 10,990          36,926
EPIQ Systems Inc. (a)                          2,025          31,023
eSpeed Inc. (a)                                4,740          80,300
ESS Technology Inc. (a)                        6,809          42,829
Exar Corp. (a)                                 8,610         106,764
Excel Technology Inc. (a)                      1,820          32,560
Extreme Networks Inc. (a)                     22,500          73,575
F5 Network Inc. (a)                            5,100          54,774
FalconStor Software,  Inc. (a)                 7,660          29,721
Fidelity National Information Solutions (a)    3,101          53,492
FileNet Corp. (a)                              7,360          89,792
Finisar Corp. (a)                             27,800          26,410
FLIR Systems Inc. (a)                          3,160         154,208
Foundry Networks Inc. (a)                     18,700         131,648
Gartner Group Inc. (a)                        18,110         166,612
Genesis Microchip Inc. (a)                     6,400          83,520
GlobespanVirata Inc. (a)                      25,319         111,657
Handspring Inc. (a)                            9,010           8,560
Harmonic Inc. (a)                             11,470          26,381
Herley Industries Inc. (a)                     2,500          43,520
Hutchinson Technology Inc. (a)                 5,733         118,673
Hypercom Corp. (a)                             7,300          27,229
Hyperion Solutions Corp. (a)                   7,239         185,825
I-many Inc. (a)                                8,490          12,056
Identix Inc. (a)                              18,225          93,859
iGATE Capital Corp. (a)                        4,500          11,790
II-VI Inc. (a)                                 2,030          32,602
Imation Corp. (a)                              7,689         269,730
Inet Technologies Inc. (a)                     3,120          19,032
InFocus Corp. (a)                              8,412          51,818
Informatica Corp. (a)                         12,100          69,696
Information Resources Inc. (a)                 5,870           9,392
Inktomi Corp. (a)                             30,570          48,912
Integral Systems Inc. (a)                      2,000          40,100
Integrated Silicon Solution (a)                7,040          30,694
Inter-Tel Inc.                                 4,018          84,016
Intergraph Corp. (a)                          10,544         187,261
Interland Inc. (a)                            26,210          34,073
Internet Security Systems Inc. (a)             8,300         152,139
InterTrust Technologies Corp. (a)             15,700          66,411
Interwoven Inc. (a)                           22,400          58,240
InVision Technologies Inc. (a)                 2,400          63,264
Iomega Corp. (a)                              11,311          88,791
ITXC Corp. (a)                                 4,850          11,252
Ixia (a)                                       9,790          35,733
IXYS Corp. (a)                                 1,750          12,355
j2 Global Communications Inc. (a)              1,200          22,848
JDA Software Group Inc. (a)                    5,931          57,293
Keane Inc. (a)                                13,030         117,140
Keynote Systems Inc. (a)                       5,280          40,762
Kopin Corp. (a)                               14,780          57,938
Kronos Inc. (a)                                4,183         154,729
Lattice Semiconductor Corp. (a)               17,900         156,983
Lawson Software Inc. (a)                       2,800          16,100
LeCroy Corp. (a)                               1,900          21,090
Legato Systems Inc. (a)                       20,377         102,496
Lexar Media Inc. (a)                           7,010          43,953
Liberate Technologies Inc. (a)                22,980          32,861
Lightbridge Inc. (a)                           6,015          36,992
Macrovision Corp. (a)                          9,400         150,776
Magma Design Automation (a)                    3,900          37,362
Manhattan Associates Inc. (a)                  4,424         104,672
ManTech International Corp. Class A (a)        2,000          38,140
Manufactures Services Ltd. (a)                 3,130          17,340
Manugistics Group Inc. (a)                    12,400          29,760
MAPICS Inc. (a)                                3,100          21,545
MapInfo Corp. (a)                              3,250          18,038
MatrixOne Inc. (a)                            10,050          43,215
Maxtor Corp. (a)                              42,400         214,544

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                         Shares          Value
                                        --------       ---------
Common Stocks (Cont.)

Technology (Cont.)
MCData Corp. (a)                          13,300       $  94,430
MCSI (a)                                   4,459          21,180
MEMC Electronic Materials Inc. (a)         9,314          70,507
Mentor Graphics Corp. (a)                 13,800         108,468
Mercury Computer Systems Inc. (a)          5,094         155,469
Merix Corp. (a)                            2,500          21,000
MetaSolv Inc. (a)                          6,140           8,412
Methode Electronics Inc.                   7,261          79,653
Metro One Telecommunications Inc. (a)      4,355          28,090
Micromuse Inc. (a)                        15,500          59,210
Micros Systems Inc. (a)                    3,692          82,775
Microsemi Corp. (a)                        6,100          37,149
Microtune Inc. (a)                         8,730          27,325
MIPS Technologies Inc. (a)                 9,260          28,058
Monolithic System Technology (a)           4,300          51,944
MRO Software Inc. (a)                      3,778          45,884
MRV Communications Inc. (a)               19,842          21,231
MSC Software Corp. (a)                     6,140          47,401
MTS Systems Corp.                          4,070          40,781
Nassda Corp. (a)                           1,000          11,220
Net2Phone Inc. (a)                         4,900          19,845
Netegrity Inc. (a)                         5,740          18,672
NetIQ Corp. (a)                            8,736         107,890
Netro Corp. (a)                            7,200          19,656
NetScout Systems Inc. (a)                  3,820          16,617
Netscreen Technologies Inc. (a)            2,100          35,364
New Focus Inc. (a)                        13,990          53,722
Newport Corp. (a)                          8,260         103,746
Novadigm Inc. (a)                          2,450           5,709
Novell Inc. (a)                           76,752         256,352
Nu Horizons Electronics Corp. (a)          2,650          15,317
Nuance Communications Inc. (a)             7,020          17,410
Numerical Technologies Inc. (a)            3,770          13,044
NYFIX Inc. (a)                             5,690          25,605
Oak Technology Inc. (a)                   11,630          30,819
Omnivision Technologies Inc. (a)           4,300          58,351
ON Semiconductor Corp. (a)                 5,870           8,042
Onyx Software Corp. (a)                    9,308          14,427
Openwave Systems Inc. (a)                 36,800          73,600
Oplink Communications (a)                 21,520          17,001
Opnet Technologies Inc. (a)                2,070          16,728
OSI Systems Inc. (a)                       1,400          23,772
Overland Data Inc. (a)                     1,700          24,788
Packeteer Inc. (a)                         5,200          35,672
Palm Inc. (a)                              6,135          96,320
Paradyne Networks Inc. (a)                 5,800           7,424
Parametric Technology Corp. (a)           55,000         138,600
Park Electrochemical Corp.                 3,980          76,416
ParthusCeva Inc. (a)                           1               6
PC-Tel Inc. (a)                            4,400          29,832
PDF Solutions Inc. (a)                     2,500          17,325
PEC Solutions Inc. (a)                     1,930          57,707
Pericom Semiconductor Corp. (a)            4,250          35,317
Phoenix Technologies Ltd. (a)              5,326          30,731
Pinnacle Entertainment Inc. (a)            4,938          34,220
Pioneer Standard Electronics Inc.          6,388          58,642
Pixelworks Inc. (a)                        7,010          40,658
Planar Systems Inc. (a)                    2,990          61,684
Plexus Corp. (a)                           9,724          85,377
PLX Technology Inc. (a)                    3,468          13,560
Pomeroy Computer Resources Inc. (a)        2,210          25,857
Portal Software Inc. (a)                  25,180          20,345
Progress Software Corp. (a)                6,646          86,066
Proxim Corp. (a)                          25,304          22,014
QuadraMed Corp. (a)                        5,900          15,458
Quantum Corp. (a)                         26,800          71,556
Quest Software Inc. (a)                    8,400          86,604
Quovadx Inc. (a)                           4,500          10,890
Radiant Systems Inc. (a)                   3,564          34,321
RadiSys Corp. (a)                          4,247          33,891
Rambus Inc. (a)                           17,850         119,773
Read-Rite Corp. (a)                       21,820           7,637
Red Hat Inc. (a)                          23,970         141,663
Redback Networks (a)                      27,900          23,436
Remec Inc. (a)                            12,179          47,255
Research Frontiers Inc. (a)                1,900          15,846
Retek Inc. (a)                            11,100          30,192
Richardson Electronics Ltd.                1,650          14,289
Riverstone Networks Inc. (a)              25,700          54,484
RMH Teleservices Inc. (a)                  2,600          27,300
Rogers Corp. (a)                           3,588          79,833
Roxio Inc. (a)                             4,000          19,080
RSA Security Inc. (a)                      9,300          55,707
S1 Corp. (a)                              15,080          67,257
Safeguard Scientifics Inc. (a)            25,840          35,142
Sanchez Computer Associates Inc. (a)       2,713           7,813
Sandisk Corp. (a)                         13,400         272,020
Sapient Corp. (a)                         14,200          29,110
SBS Technologies Inc. (a)                  2,950          27,022
ScanSoft Inc. (a)                         11,200          58,240
Scansource Inc. (a)                        1,240          61,132
SCM Microsystems Inc. (a)                  4,239          18,016
SeaChange International Inc. (a)           4,270          26,260
Secure Computing Corp. (a)                 6,230          39,934
Seebeyond Technology Corp. (a)            10,930          26,560
SERENA Software Inc. (a)                   4,244          67,013
Silicon Graphics Inc. (a)                 40,320          45,562
Silicon Image Inc. (a)                    12,390          74,340
Silicon Laboratories (a)                   5,730         109,328
Silicon Storage Technology Inc. (a)       16,430          66,377
Siliconix Inc. (a)                         1,140          26,676
Sipex Corp. (a)                            4,951          18,319
Skyworks Solutions Inc. (a)               28,600         246,532
SONICblue Inc. (a)                        15,299           6,885
SonicWALL Inc. (a)                        10,800          39,204
Sonus Networks Inc. (a)                   37,600          37,600

                 See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                        Shares        Value
                                                       --------    -----------

Common Stocks (Cont.)

Technology (Cont.)
SpeechWorks International Inc. (a)                        6,570    $    18,265
SPSS Inc. (a)                                             2,282         31,925
SRA International Inc. Class A (a)                        1,009         27,334
SS&C Technologies Inc. (a)                                1,700         18,107
Standard Microsystems Corp. (a)                           3,000         58,410
StorageNetworks Inc. (a)                                 13,300         15,428
Stratex Networks Inc. (a)                                17,570         38,830
Stratos Lightwave Inc. (a)                                1,532          6,739
Supertex Inc. (a)                                         2,250         33,502
Sycamore Networks Inc. (a)                               33,200         95,948
Sykes Enterprises Inc. (a)                                5,288         17,345
Synplicity (a)                                            2,270          8,581
Syntel Inc. (a)                                           1,389         29,183
Sypris Solutions Inc.                                     1,100         11,231
Systems & Computer Technology Corp. (a)                   6,489         55,805
Talx Corp.                                                2,438         31,499
TEKELEC (a)                                              10,900        113,905
Three-Five Systems Inc. (a)                               4,800         30,960
Tibco Software Inc. (a)                                  16,900        104,442
Tier Technologies Inc. Class B (a)                        3,400         54,400
Transaction Systems Architects Inc. (a)                   7,555         49,107
Transmeta Corp. (a)                                      22,500         26,325
Trimble Navigation Ltd. (a)                               5,748         71,793
Tripos Inc. (a)                                           1,600         11,728
TriQuint Semiconductor Inc. (a)                          27,727        117,562
TriZetto Group Inc. (a)                                   6,460         39,664
TTM Technologies Inc. (a)                                 3,120         10,324
Turnstone Systems Inc. (a)                                7,300         19,710
Tyler Technologies Inc. (a)                               6,900         28,773
Ulticom Inc. (a)                                          2,460         18,425
Universal Display Corp. (a)                               3,500         27,615
Varian Inc. (a)                                           6,469        185,596
Varian Semiconductor Equipment Associates Inc. (a)        6,900        163,951
Vastera Inc. (a)                                          6,850         38,709
Verity Inc. (a)                                           6,054         81,069
ViaSat Inc. (a)                                           3,890         44,891
Viewpoint Corp. (a)                                       7,930         14,829
Vignette Corp. (a)                                       49,300         60,491
Virage Logic Corp. (a)                                    2,250         22,567
Vitesse Semiconductor Corp. (a)                          42,000         91,770
Vitria Technology Inc. (a)                               13,980         10,485
WatchGuard Technologies Inc. (a)                          5,600         35,734
WebEX Communications Inc. (a)                             5,370         80,550
Webmethods Inc. (a)                                      10,200         83,844
Websense Inc. (a)                                         5,000        106,805
Western Digital Corp. (a)                                40,682        259,958
White Electronic Designs (a)                              3,900         29,835
Wind River Systems Inc. (a)                              14,200         58,220
Witness Systems Inc. (a)                                  3,380         11,627
Xicor Inc. (a)                                            4,070         15,181
Zomax Inc. (a)                                            5,028         21,369
Zoran Corp. (a)                                           6,095         85,757
                                                                   -----------
                                                                    17,936,875
                                                                   -----------
Telecommunications (0.8%)
AirGate PCS Inc. (a)                                      5,740          3,559
Alamosa Holdings Inc. (a)                                14,500          7,540
Alaska Communications Systems Group (a)                   3,600          6,624
Allegiance Telecom Inc. (a)                              21,400         14,338
Boston Communications Group (a)                           3,240         41,181
Broadwing Inc. (a)                                       39,400        138,688
Commonwealth Telephone Enterprises Inc. (a)               2,165         77,594
CT Communications Inc.                                    3,504         39,595
General Communication Inc. (a)                            8,647         58,021
Golden Telecom Inc. (a)                                   2,600         32,890
Hickory Tech Corp.                                        3,000         28,590
Intrado Inc. (a)                                          3,690         36,638
Nextel Partners Inc. (a)                                 14,900         90,443
North Pittsburgh Systems Inc.                             3,186         43,428
Price Communications Corp. (a)                           10,632        147,041
PTEK Holdings Inc. (a)                                   10,100         44,440
RCN Corp. (a)                                            11,560          6,127
Shenandoah Telecommunications Co.                           800         39,136
SureWest Communications                                   2,800        104,160
Talk America Holdings Inc. (a)                            4,900         27,440
Touch America Holdings Inc. (a)                          21,680          8,455
Triton PCS Holdings Inc. (a)                              3,800         14,934
US Unwired Inc. (a)                                      18,770          9,197
Western Wireless Corp. (a)                               10,900         57,770
                                                                   -----------
                                                                     1,077,829
                                                                   -----------
Utilities & Energy (4.0%)
AGL Resources Inc.                                       12,030        292,329
American States Water Co.                                 3,035         70,260
Atmos Energy Corp.                                        8,826        205,822
Avista Corp.                                             10,158        117,426
Black Hills Corp.                                         5,900        156,468
California Water Service Group                            2,986         70,619
Carbo Ceramics Inc.                                       2,167         73,028
Cascade Natural Gas Corp.                                 2,226         44,520
Central Vermont Public Service Corp.                      2,560         46,797
CH Energy Group Inc.                                      3,682        171,692
CLECO Corp.                                               8,752        122,528
Connecticut Water Services Inc.                           1,625         41,000
DQE Inc.                                                 15,270        232,715
El Paso Electric Co. (a)                                 10,121        111,331
Empire District Electric Co.                              5,098         92,784
Energen Corp.                                             7,249        210,946
EnergySouth Inc.                                          1,200         33,840
Infonet Services Corp. Class B (a)                       12,800         25,344
Laclede Group Inc.                                        4,121         99,728

                 See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                        Shares         Value
                                                      ----------    ------------
Common Stocks (Cont.)

Utilities & Energy (Cont.)
MGE Energy Inc.                                            3,692    $     98,839
Middlesex Water Co.                                        1,600          33,552
New Jersey Resources Corp.                                 5,808         183,475
Northwest Natural Gas Co.                                  5,593         151,347
NorthWestern Corp.                                         6,292          31,963
NUI Corp.                                                  3,823          65,985
Oneok Inc.                                                11,368         218,266
Otter Tail Corp.                                           5,036         135,468
Piedmont Natural Gas Co. Inc.                              6,665         235,608
PNM Resources Inc.                                         7,851         187,011
SEMCO Energy Inc.                                          3,750          22,875
Sierra Pacific Resources Corp.                            21,943         142,629
SJW Corp.                                                    439          34,264
South Jersey Industries Inc.                               2,695          88,989
Southern Union Co. (a)                                     8,202         135,333
Southwest Gas Corp.                                        6,865         160,984
Southwest Water Co.                                        2,100          27,825
Tetra Technologies Inc. (a)                                3,160          67,529
Time Warner Telecom Inc. Class A (a)                       8,200          17,302
UGI Corp.                                                  6,052         226,284
UIL Holdings Corp.                                         2,873         100,182
UniSource Energy Corp.                                     6,355         109,878
Unitil Corp.                                               1,300          32,240
Westar Energy Inc.                                        12,100         119,790
WGL Holdings Inc.                                         10,461         250,227
WPS Resources Corp.                                        6,675         259,123
                                                                    ------------
                                                                       5,356,145
                                                                    ------------
Total Common Stocks
(cost $169,529,974)                                                  130,249,635
                                                                    ------------
                                                      Principal
                                                        amount         Value
                                                      ----------    ------------
Short-term Investments (2.8%)
U.S. Treasury Bills,
  1.530%, 01/09/2003 (b)                              $  461,000    $    460,900
U.S. Treasury Bills,
  1.655%, 01/23/2003 (b)                                 334,000         333,778
U.S. Treasury Bills,
  1.185%, 02/13/2003 (b)                               2,174,000       2,171,083
U.S. Treasury Bills,
  1.175%, 03/20/2003 (b)                                 784,000         782,071
                                                                    ------------
Total Short-term Investments
(cost $3,747,596)                                                      3,747,832
                                                                    ------------
TOTAL INVESTMENTS (99.9%)
(cost $173,277,570)                                                  133,997,467

CASH AND OTHER ASSETS, NET OF
  LIABILITIES (0.1%)                                                     158,619
                                                                    ------------
NET ASSETS (100.0%)                                                 $134,156,086
                                                                    ============

                                                        Shares         Value
                                                      ----------    ------------
Securities Sold Short
Cardinal Health Inc. (d)                                   1,873    $    110,822
                                                                    ------------

TOTAL SECURITIES SOLD SHORT                                         $    110,822
                                                                    ============

(a)  Non-income producing security.

(b) At December 31, 2002, these securities have been pledged to cover, in whole or in part, initial margin requirements for open future contract.

(c) As of December 31, 2002, the Fund owned 0.08 shares of Novellus Systems Inc. as a result of a tax free exchange with Speedfam-IPEC. The 0.08 shares of Novellus were sold on January 10, 2003 for $1.84.

(d) Syncor International was acquired by Cardinal Health through a tax free merger of 0.47 shares of Cardinal Health per 1 share of Syncor International effective January 1, 2003. Cardinal Health is not a member of the Russell 2000 Index so the Fund entered into a transaction to sell Cardinal Health on December 31, 2002 with a settlement date of January 6, 2003. The sale was settled on January 6, 2003 with Cardinal Health shares received from the Syncor International merger on January 2, 2003.

At December 31, 2002, net unrealized depreciation of $39,503,957 consisted of gross unrealized appreciation of $13,173,602 and gross unrealized depreciation of $52,677,559 based on cost of $173,501,424 for federal income tax purposes.

ADR - American Depository Receipt

                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                             Shares           Value
                                           -----------     -----------

Common Stocks (99.2%)

Australia (4.5%)
Amcor Ltd.                                      25,724     $   122,979
AMP Ltd.                                        30,086         189,406
Aristocrat Leisure Ltd.                         10,580          27,881
Australian & New Zealand Bank Group             39,987         390,665
Australian Gas & Light Co.                      12,300          73,002
BHP Ltd.                                       101,159         578,174
BHP Steel Ltd. (a)                              33,823          61,517
Boral Ltd.                                      22,030          53,963
Brambles Industries Ltd.                        27,319          72,302
Coca-Cola Amatil Ltd.                           14,114          41,883
Cochlear Ltd.                                    2,116          46,446
Coles Myer Ltd.                                 33,522         118,919
Commonwealth Bank of Australia                  33,323         506,633
Computershare Ltd.                              20,289          21,135
CSL Ltd.                                         4,677          56,886
CSR Ltd.                                        29,911         106,447
Erste Banks                                        580          39,045
Fosters Brewing Group Ltd.                      59,587         150,993
General Property                                54,626          91,357
Goodman Fielder Ltd.                            52,977          53,099
Great Central Mines N.L                         21,900               -
Infrastructure                                  54,932          98,982
James Hardie Industries Ltd. (a)                14,248          54,798
Leighton Holdings Ltd.                           4,775          27,345
Lend Lease Corp. Ltd.                           11,333          62,029
Macquarie Bank Ltd.                              5,681          75,496
Mayne Nickless Ltd.                             25,113          46,100
MIM Holdings Ltd.                               70,534          59,975
Mirvac Group                                    28,357          66,106
National Australia Bank Ltd.                    42,079         752,309
News Corp. Ltd. ADR                             40,128         259,403
NRMA Insurance Group                            39,640          61,161
Orica Ltd.                                      11,171          66,050
Paperlinx Ltd.                                  15,645          44,842
QBE Insurance Group Ltd.                        17,192          78,899
Rio Tinto Ltd.                                   8,758         167,429
Santos Ltd.                                     27,948          94,741
Sons of Gwalia NL                               11,796          17,203
Southcorp Holdings                              20,140          52,169
Stockland Trust Group                           35,946          97,561
Suncorp Metway Ltd.                             14,904          93,576
Tabcorp Holding Ltd.                            13,767          82,561
Telstra Corp.                                   59,101         146,766
Transurban Group (a)                            14,092          31,900
Wesfarmers Ltd.                                 10,236         153,320
Western Mining Corp. Holding Ltd.               31,551          87,056
Westfield Holdings Ltd.                         11,970          90,657
Westfield Trust                                 57,414         112,187
Westpac Banking Corp.                           46,465         359,760
WMC Resources Ltd.                              31,551          74,975
Woodside Petroleum Ltd.                         13,949          97,241
Woolworths Ltd.                                 28,769         184,680
                                                           -----------
                                                             6,500,009
                                                           -----------
Austria (0.1%)
Oest Elektrizatswirts Class A                      353          30,057
OMV AG                                             573          56,270
Telekom Austria TA (a)                           5,992          60,679
                                                           -----------
                                                               147,006
                                                           -----------
Belgium (1.0%)
Agfa Gevaert NV                                  3,357          74,860
Colruyt SA                                         843          46,444
Delhaize LE PS                                   2,041          37,953
Dexia                                           17,365         215,574
Electrabel SA                                      844         205,037
Fortis Group                                    25,185         444,006
Groupe Bruxelles Lambert                         2,000          81,874
Interbrew                                        4,397         103,819
Kredietbank NPV                                  2,584          82,407
Solvay Et Cie Class A NPV                        1,333          91,904
UCB BB                                           2,870          90,353
                                                           -----------
                                                             1,474,231
                                                           -----------
Denmark (0.7%)
Carlsberg AS Class B                               400          17,603
D/S 1912 Class B                                    10          70,214
D/S Svendborg Class B                                7          71,203
Danisco AS                                       1,884          64,012
Den Danske Bank                                 14,635         241,906
GN Store Nord                                    7,454          21,799
Group 4 Falck AS                                 2,248          47,479
H. Lundbeck AS                                   2,040          54,182
ISS AS (a)                                       1,266          45,608
Novo Nordisk                                     7,618         220,091
Novozymes AS Class B                             1,984          41,483
Tele Danmark                                     3,645          88,571
Vestas Wind Systems                              2,998          29,860
William DeMant Holding (a)                       1,297          27,944
                                                           -----------
                                                             1,041,955
                                                           -----------
Finland (2.0%)
Amer-Yhthymae OY Class A                         1,064          38,968
Fortum                                           9,500          62,308
Instrumentarium Group B                          1,644          65,868
Kesko OY Osake                                   3,946          50,105
Kone OYJ Class B                                 1,317          39,541
Metso OYJ                                        3,527          38,123
Nokia OYJ                                      127,855       2,032,677
Outokumpo OY                                     2,996          26,095
Pohjola Group PLC                                1,185          18,491
Sampo Insurance Co.                              7,778          59,176
Stora Enso OY R                                 18,560         195,741


                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                              Shares          Value
                                           -----------     -----------
Common Stocks (Cont.)

Finland (Cont.)
Tietoenator Corp.                                2,312     $    31,540
UPM-Kymmene                                      6,751         216,785
                                                           -----------
                                                             2,875,418
                                                           -----------
France (9.0%)
Accor SA                                         4,975         150,670
Air Liquide SA                                   2,701         356,286
Alcatel                                         30,281         132,828
Alstom (a)                                       7,609          37,928
Altran Technologies SA                           1,782           8,546
Arcelor (a)                                      9,456         116,298
Autoroutes Du Sud De La Fran (a)                 2,545          61,507
Aventis SA                                      18,252         992,155
AXA Co.                                         37,117         498,177
Banque National Be Paris                        21,559         878,486
BIC                                              1,191          41,057
Bouygues                                         4,649         129,869
Business Objects                                 1,752          25,795
Cap Gemini                                       2,778          63,493
Carrefour Supermarche                           15,305         681,467
Casino French                                      798          59,247
Club Mediterrane                                   639          15,356
Compagnie De Saint-Gobain                        8,240         241,771
Dassault Systemes SA                             1,207          26,016
Essilor International                            3,000         123,566
European Aeronautic Defense                      7,475          77,265
France Telecom SA                               11,151         195,186
Groupe Danone                                    3,439         462,657
Imetal                                             316          39,926
L'Oreal                                          9,186         699,363
Lafarge SA                                       3,580         269,741
Lagardere Groupe                                 3,702         150,383
LMVH Co.                                         5,939         243,997
Michelin Class B                                 3,598         124,070
Pechiney SA Class A                              1,924          67,517
Pernod-Ricard                                    1,270         123,011
Pinault-Printemps-Redoute SA                     1,816         133,590
PS Peugeot Citroen                               4,271         174,169
Publicis Groupe SA                               2,675          56,704
Renault SA                                       4,381         205,872
Sagem SA                                           410          27,751
Sanofi-Synthelabo                               10,876         664,821
Schneider SA                                     5,674         268,478
Soc Generale D'enterprises                       1,768          99,631
Societe Air France                               2,067          20,042
Societe Generale Class A                         8,174         476,065
Sodexho Alliance                                 2,580          59,564
Suez                                            21,920         380,466
Technip SA                                         618          44,230
Television Francaise                             3,494          93,351
Thomson CSF                                      1,861          49,272
Thomson Multimedia (a)                           4,220          72,007
Total Fina SA                                   17,299       2,470,690
Unibail                                          1,392          99,039
Valeo                                            2,434          76,371
Vivendi Universal                               25,151         406,194
Zodiac                                           1,419          28,874
                                                           -----------
                                                            13,000,815
                                                           -----------
Germany (5.6%)
Adidas Salomon AG                                1,226         105,884
Aixtron                                          1,715           8,189
Allianz AG Holding                               5,005         476,114
Altana AG                                        2,000          91,297
BASF AG                                         14,772         559,300
Bayer AG                                        18,677         400,810
Bayerische Hypo Vereinsbank                      9,290         148,378
Beiersdorf                                         912         101,543
Continental AG (a)                               3,326          52,005
Daimler Chrysler AG                             23,334         718,680
Deutsche Bank AG                                15,069         694,205
Deutsche Boerse AG                               1,654          66,234
Deutsche Lufthansa (a)                           5,458          50,288
Deutsche Post AG                                10,703         112,317
Deutsche Telekom AG                             56,930         731,841
Douglas Holding AG                               1,038          18,333
E.On AG                                         15,785         636,912
Epcos AG (a)                                     1,500          15,536
Fresenius Medical Care                           1,110          45,964
Gehe AG                                            968          37,687
Heidelberger Zement AG                             911          33,938
Infineon Technologies AG (a)                     9,463          69,414
Karstadt Quelle AG                               1,402          24,276
Linde AG                                         2,534          93,071
M.A.N. AG                                        3,613          49,858
Merck KGAA                                       1,774          47,285
Metro AG                                         4,095          97,763
MLP AG                                           1,705          16,819
Muenchener Rueckversicherungs Namensaktie        2,733         326,952
Preussag                                         4,110          69,698
RWE AG                                           9,946         257,801
SAP AG                                           5,582         442,375
Schering AG                                      4,955         215,530
Siemans                                         21,707         922,559
Thyssen Krupp                                    9,678         108,162
Volkswagen AG                                    6,169         224,897
WCM Beteiligungs & Grundbesi AG (a)              4,976          13,055
                                                           -----------
                                                             8,084,970
                                                           -----------
Greece (0.4%)
Bank of Piraeus                                  5,803          36,660
Commercial Bank of Greece                        3,047          46,364
Credit Bank Greece                               7,857          94,818


                See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                         Shares          Value
                                       ----------     ----------
Common Stocks (Cont.)

Greece (Cont.)
EFG Eurobank                               6,280      $   73,810
Hellenic Telecommunications               10,719         118,108
National Bank of Greece                    6,838          96,873
Technical Olympic SA                       7,450          25,486
                                                      ----------
                                                         492,119
                                                      ----------
Hong Kong (1.6%)
ASM Pacific Technology                     7,000          13,465
Bank of East Asia Hong Kong               41,205          70,539
BOC Hong Kong Holdings Ltd. (a)           71,500          73,352
Cathay Pacific Airways Ltd.               30,000          40,971
Cheung Kong                               41,000         266,820
CLP Holdings Ltd.                         51,783         208,504
Espirit Holdings Ltd.                     18,000          30,353
Giordano International Ltd.               46,000          17,991
Hang Seng Bank                            21,074         224,297
Henderson Land Development                18,000          54,011
Hong Kong & China Gas                    112,534         145,743
Hong Kong Electric                        41,500         156,990
Hong Kong Exchange & Clearing             30,000          37,701
Hutchison Whampoa                         59,210         370,518
Johnson Electric Holdings                 44,716          49,027
Li & Fung Ltd.                            46,000          43,649
New World Development                     49,000          24,505
Pacific Century Cyberworks (a)           255,000          40,213
Shangri-La Asia Ltd.                      36,000          23,544
Sino Land Co.                             50,000          16,030
Sun Hung Kai Properties                   36,000         213,275
Swire Pacific Ltd.                        27,000         103,175
Television Broadcasts Ltd.                11,000          34,699
Wharf Holdings Ltd.                       35,114          66,190
                                                      ----------
                                                       2,325,562
                                                      ----------
Ireland (0.8%)
Allied Irish Banks PLC                    23,642         324,512
Bank of Ireland                           26,921         276,576
CRH PLC                                   13,934         172,543
DCC PLC                                    2,802          28,816
Elan Corp. (a)                            12,175          27,587
Independent News & Media PLC              16,503          25,977
Irish Permanent PLC                        7,860          85,087
Kerry Group PLC                            5,193          68,345
Ryanair Holdings PLC (a)                  17,352         123,099
                                                      ----------
                                                       1,132,542
                                                      ----------
Italy (3.9%)
Alitalia SpA (a)                          52,746          13,398
Alleanza Assicurazioni SpA Azione         12,652          95,859
Arnoldo Mondadori Editore                  4,696          29,075
Assicurazione Generali SpA                27,044         556,244
Autogrill SpA (a)                          3,779          29,425
Autostrade SpA                            23,423         233,019
Banca Di Roma                             38,089          48,685
Banca Fideuram SpA                         7,674          36,078
Banca Intesa                              23,277          38,351
Banca Intesa SpA                          96,475         203,495
Banca Monte Dei Paschi Siena              18,917          44,567
Banca Nazionale Lavoro (a)                46,101          51,038
Banca Popolare Di Milano                  14,005          50,998
Benetton Group                             2,660          23,727
Bipop Carire SpA                          37,488          17,507
Bulgari SpA                                5,115          24,262
Enel SpA                                  57,323         298,366
ENI Spa                                   75,601       1,201,928
Fiat                                       7,603          61,834
Gruppo Editoriale L'Espresso               6,072          19,817
Italcementi SpA                            3,523          35,491
Italglas                                   6,508          88,510
Luxottica Group SpA                        3,880          51,181
Mediaset SpA                              16,798         127,977
Mediobanca Banca Di Credito               12,750         104,898
Mediolanum SpA                             6,217          32,033
Parmalat Finanziaria SpA                  15,400          36,684
Pirelli SpA                               44,846          41,415
RAS SpA                                   10,291         125,272
San Paolo - IMI SpA                       23,668         153,989
Seat-Paginne Gialle SpA (a)              139,061          94,715
Snam Rete Gas                             21,034          71,736
SNIA SpA                                  12,568          23,938
Snia SPA - Rts                            12,568             534
Telecom Italia Mobile                    104,418         476,658
Telecom Italia SpA                        62,313         472,775
Telecom Italio SpA-RNC                    53,219         268,628
Tiscali SpA (a)                            4,618          20,741
Unicredito Italiano SpA                   90,062         360,086
                                                      ----------
                                                       5,664,934
                                                      ----------
Japan (21.1%)
ACOM Co. Ltd.                              2,000          65,728
Advantest Corp.                            1,990          89,212
Aeon Co.                                   6,400         151,546
Aiful Corp.                                1,150          43,221
Ajinomoto Co. Inc.                        16,000         167,051
Alps Eelectronics Co.                      4,000          44,156
Amada Co. Ltd.                             7,000          19,112
Asahi Breweries Ltd.                      12,000          78,672
Asahi Chemical Industry Co.               35,000          86,712
Asahi Glass Co. Ltd.                      22,000         134,776
Asatsu Inc.                                1,400          24,834
Autobacs Seven                             1,200          24,522
Bank of Fukuoka Ltd.                      17,000          68,189
Banyu Pharmaceutical Co.                   4,500          42,243
Benesse Corp                               2,000          22,415
Bridgestone Corp.                         17,000         210,584
Canon Inc.                                23,000         866,352

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002



                                          Shares          Value
                                         -------        --------
Common Stocks (Cont.)

Japan (Cont.)
Casio Computer Co. Ltd.                    9,000        $ 50,131
Central Japan Railway                         26         161,911
Chiba Bank                                19,000          60,521
Chubu Electric Power Co.                  16,800         300,127
Chugai Pharm Co.                           6,200          59,038
Citizen Watch Co. Ltd.                     9,000          40,119
Credit Saison                              3,500          59,724
CSK Corp.                                  1,900          39,867
Dai Nippon Printing Co. Ltd.              17,000         188,093
Daicel Chemical Industries                10,000          28,230
Daiei Inc.                                 8,000           8,696
Daiichi Pharmaceutical                     7,000         100,455
Daikin Industries Ltd.                     5,000          79,211
Dainippon Ink & Chemical Inc. (a)         22,000          35,224
Daito Trust Construction                   2,600          57,513
Daiwa Bank Holdings Inc.                 111,000          60,795
Daiwa House Industry                      13,000          73,178
Daiwa Securities                          31,000         137,668
Denki Kagaku Kog                          14,000          30,555
Denso Corp.                               13,200         216,570
East Japan Rail                               86         426,848
Ebara Corp.                                9,000          27,833
Eisai Co. Ltd.                             7,000         157,200
Fanuc Co.                                  3,000         132,721
Fast Retailing Co. Ltd.                    1,700          59,880
Fuji Machine Mfg. Co. Ltd.                 1,400          13,213
Fuji Photo Film Co. Ltd.                  12,000         391,337
Fuji Soft ABC Inc.                         1,200          18,960
Fuji Television Network Inc.                   7          28,196
Fujikura Ltd.                             12,000          28,516
Fujisawa Pharmaceutical                    7,000         160,150
Fujitsu Ltd.                              44,000         125,695
Furkukawa Electric                        15,000          31,475
General Sekiyu                             9,000          59,155
Gunma Bank                                14,000          60,875
Hirose Electronics Co. Ltd.                1,000          76,346
Hitachi Ltd.                              78,000         299,068
Hokuriku Bank                             24,000          32,359
Honda Motor Co. Ltd.                      17,200         636,285
Hoya Corp.                                 2,900         203,076
Isetan                                     5,000          34,297
Ishikawajima-Harima Heavy Ind.            35,000          31,854
ITO Yokado Co. Ltd.                       10,000         294,936
Itochu Corp.                              37,000          80,131
Japan Airlines System Corp.               18,000          38,376
Japan Tobacco Inc.                            21         140,507
JFE Holdings Inc. (a)                     13,025         158,161
JGC Engineering & Construction             7,000          39,167
Joyo Bank                                 25,000          69,520
Kajima Corp.                              23,000          51,361
Kamigumi Co. Ltd.                          9,000          43,229
Kanebo Ltd.                               17,000          16,187
Kaneka Corp.                               9,000          48,159
Kansai Electric Power                     17,700         267,431
KAO Corp.                                 15,000         329,274
Kawasaki Heavy Industries (a)             37,000          29,308
Kawasaki Kisen                            18,000          30,944
Keihin Elec Express Railway               16,000          72,806
Keio Teito Electric Railway               17,000          90,107
Keyence Corp.                                800         139,210
Kinden Corp.                               6,000          22,145
Kinki Nippon Railway (a)                  41,000          88,445
Kirin Brewery Co. Ltd.                    21,000         133,606
Komatsu Ltd.                              27,000          88,050
Konami Co. Ltd.                            2,700          62,341
Konica Corp.                               8,000          58,043
Kubota Corp.                              28,000          75,975
Kuraray Co.                               11,000          68,223
Kurita Water Industries                    3,000          30,210
Kyocera Corp.                              4,400         256,206
Kyowa Hakko Kogyo                         11,000          45,606
Kyushu Electric Power Co.                 10,600         155,065
Lawson Inc.                                1,700          40,971
Mabuchi Motor Corp.                          800          73,616
Marubeni Corp. (a)                        37,000          33,985
Marui Co.                                  9,000          88,127
Matsushita Electric Industries            61,000         601,417
Matsushita Electric Works                 12,000          74,222
Meiji Seika                               12,000          35,291
Meitec Corp.                               1,200          29,325
Millea Holdings Inc. (a)                      38         273,464
Minebea Co. Inc.                          11,000          38,282
Mitsubishi Chemical Corp. (a)             47,000          93,864
Mitsubishi Corp.                          29,000         177,173
Mitsubishi Electric (a)                   45,000         103,900
Mitsubishi Estate Co. Ltd.                25,000         190,445
Mitsubishi Gas Chem Co.                   15,000          20,856
Mitsubishi Heavy                          79,000         193,060
Mitsubishi Materials Corp. (a)            30,000          32,865
Mitsubishi Rayon Co.                      17,000          36,572
Mitsubishi Tokyo Financial (a)                94         508,739
Mitsubishi Warehouse Tranport              5,000          24,396
Mitsui & Co.                              33,000         154,057
Mitsui Chemicals Inc.                     15,000          66,865
Mitsui Engineering & Shipbuilding (a)     23,000          16,668
Mitsui Fudosan                            20,000         129,772
Mitsui Marine & Fire Insurance            35,000         161,035
Mitsui Mining & Smelting                  18,000          41,560
Mitsui Trust Holding Inc. (a)             15,000          24,396
Mitsukoshi                                14,000          29,140
Mizuho Holdings Inc.                         157         146,853
Murata Manufacturing Co. Ltd.              6,500         254,698
Namco Ltd.                                 1,500          25,128
NEC Corp.                                 39,000         145,918
NGK Insulators Ltd.                        9,000          49,144
NGK Spark Plug                             6,000          38,830

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                        Shares           Value
                                       --------       ----------
Common Stocks (Cont.)

Japan (Cont.)
Nidec Corp.                                1,000      $   62,358
Nikko Securities Co.                      35,000         117,974
Nikon Corp.                                8,000          60,133
Nintendo Corp. Ltd.                        2,700         252,321
Nippon Comsys Corp.                        5,000          16,938
Nippon Express Co.                        22,000          86,205
Nippon Meat Packers Inc. Osaka             6,000          59,914
Nippon Mining Holdings Inc. (a)           14,500          19,429
Nippon Mitusubishi Oil Corp.              39,000         176,810
Nippon Sheet Glass                         9,000          16,154
Nippon Steel Corp.                       146,000         171,010
Nippon Telegraph and Telephone Corp.         142         515,733
Nippon Unipac                                 24         104,154
Nippon Yusen Kabushiki Kaish              29,000          97,750
Nishin Flour Milling                       5,000          33,286
Nissan Motors                             61,000         475,995
Nissin Food Products                       2,500          55,827
Nitto Denko Corp.                          3,800         108,233
Nomura Holdings Securities Co. Ltd.       48,000         539,582
NSK Ltd.                                  13,000          33,522
NTT Data Corp.                                35          96,739
NTT Docomo                                   474         874,745
Ohbayashi-Gumi Corp.                      18,000          40,045
OJI Paper Co. Ltd.                        24,000         103,142
Olympus Optical                            7,000         114,081
Omron Corp.                                6,000          88,481
Onward Kashiyama Co. Ltd.                  4,000          31,348
Oracle Corp.                                 900          21,804
Oriental Land                              1,400          84,823
Orix Corp.                                 2,100         135,375
Osaka Gas Co. Ltd.                        58,000         143,202
Pioneer Electric Corp.                     4,400          82,498
Promise Co. Ltd.                           2,300          81,984
Ricoh Co. Ltd.                            17,000         278,916
Rohm Co.                                   3,000         381,984
Sankyo Co. Ltd.                           10,000         125,474
Sanrio Co. Ltd.                            2,500          12,430
Sanyo Electric Co. Ltd.                   41,000         106,760
Secom Co. Ltd.                             5,500         188,632
Sega Enterprises (a)                       2,700          26,620
Seiyu                                      6,000          17,545
Sekisui House Ltd.                        14,000          99,099
Sekisui Chemical                          13,000          33,631
Seven Eleven Japan Ltd.                   10,000         305,048
Seventy Seven Bank                        12,000          49,145
Sharp Corp.                               25,000         237,422
Shimamura Co. Ltd.                           500          31,853
Shimano Industrial                         2,900          43,987
Shimizu Corp.                             16,000          40,043
Shin-Etsu Chemical Co.                     9,900         324,522
Shionogi & Co. Ltd.                        8,000         113,121
Shiseido Co.                              10,000         130,024
Shizuoka Bank                             19,000         122,482
Showa Denko (a)                           30,000          38,172
Showa Shell Sekiyu                         5,000          34,718
Skylark Co.                                3,000          39,791
SMC Corp.                                  1,400         131,423
Softbank Corp.                             5,200          59,375
Sony Corp.                                23,800         994,759
Sumitomo Chemical Co.                     31,000         122,515
Sumitomo Corp.                            20,000          85,952
Sumitomo Electric Industries              17,000         110,163
Sumitomo Metal                            14,000          58,397
Sumitomo Metal Industries (a)             90,000          32,607
Sumitomo Mitsui Financial                    101         315,758
Sumitomo Realty & Development              9,000          36,631
Sumitomo Trust & Banking                  24,000          97,279
Surga Bank                                 7,000          27,547
Taiheyo Cement Corp.                      26,000          32,864
Taisei Corp.                              26,000          41,410
Taisho Pharmaceutical Co. Ltd.             5,000          73,523
Taiyo Yuden Co. Ltd.                       3,000          31,802
Takara Shuzo                               5,000          21,783
Takashimaya Co.                            9,000          35,266
Takeda Chemical Industries Ltd.           22,000         919,525
Takefuji Corp.                             2,040         117,755
TDK Corp.                                  3,100         124,867
Teijin Ltd.                               22,000          52,650
Terumo                                     5,300          73,335
The Bank of Yokohama Ltd.                 27,000         106,707
The Daimaru Inc.                           8,000          23,865
THK Co. Ltd.                               2,600          28,636
Tobu Railway Co. Ltd. (a)                 28,000          74,323
Toda Construction Co.                      9,000          15,092
TOHO Co.                                   5,000          47,990
Tohoku Electric Power                     11,500         169,297
Tokyo Broadcasting                         1,000          12,573
Tokyo Electric Power Co. Inc.             30,800         585,271
Tokyo Electron Ltd.                        4,100         185,531
Tokyo Gas                                 70,000         219,429
Tokyu Corp.                               27,000          95,105
Toppan Printing Co.                       16,000         120,402
Toray Industries                          34,000          72,199
Toshiba Corp. (a)                         76,000         238,237
Tosoh Corp.                               16,000          38,560
Tostem Corp.                               7,000         106,177
Toto Ltd.                                 12,000          44,392
Toyo Information Systems                   1,200          17,716
Toyo Seikan                                4,000          47,695
Toyoda Automatic Loom Works                4,100          61,671
Toyoda Gosei       Co. Ltd.                1,600          30,067
Toyota Motor Corp.                        64,200       1,725,779
Trans Cosmos                                 700           7,155
Trend Micro Inc. (a)                       2,500          42,766
UBE Industries Ltd. (a)                   26,000          26,073
UFJ Holdings                                  88          88,986

                 See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                     Shares         Value
                                                    --------     -----------
Common Stocks (Cont.)

Japan (Cont.)
UNI Charm                                              1,500     $    59,535
UNY Co. Ltd.                                           4,000          39,134
Wacoal Corp.                                           5,000          38,553
West Japan Railway Co.                                    28          99,334
World Co. Ltd.                                         1,100          21,134
Yakult Honsha                                          4,000          45,572
Yamada Denki                                           2,100          44,329
Yamaha Corp.                                           5,000          46,221
Yamanouchi Pharmaceutical                              9,000         260,891
Yamato Transport Co. Ltd.                             11,000         143,675
Yasuda F & M Insurance                                21,000         122,634
Yokogawa Electric                                      7,000          43,474
                                                                 -----------
                                                                  30,416,033
                                                                 -----------
Netherlands (5.5%)
ABN Amro Holdings                                     37,579         614,402
Aegon NV                                              34,205         440,068
AKZO Dutch                                             7,735         245,379
ASM Lithography Holding NV (a)                        12,563         104,941
Burhmann NV                                            2,767          12,079
Elsevier                                              17,321         211,758
Getronics NV (a)                                      13,717           8,348
Hagemeyer NV                                           3,746          27,124
Heineken NV                                            5,520         215,487
IHC Caland NV                                            871          45,975
ING Group                                             45,924         777,824
Koninklijke Holdings NV                               17,138         217,613
Numico NV                                              4,187          52,726
OCE NV                                                 2,565          28,263
Philips Electronics NV                                35,970         630,371
Qiagen NV (a)                                          4,066          20,694
Royal KPN NV (a)                                      47,290         307,678
Royal Dutch Petroleum Co.                             58,114       2,558,300
TNT Post Group                                         9,507         154,139
Unilever NV                                           15,581         957,329
Vedior NV                                              3,346          19,101
Vendex International                                   2,907          31,574
VNU NV                                                 6,096         158,969
Wolters Kluwer - CVA                                   7,290         126,992
                                                                 -----------
                                                                   7,967,134
                                                                 -----------
New Zealand (0.2%)
Auckland International Airport                        12,652          36,728
Telecom New Zealand                                   55,668         131,900
Warehouse Group Ltd.                                  10,465          40,067
                                                                 -----------
                                                                     208,695
                                                                 -----------
Norway (0.5%)
Den Norske Bank Shares                                12,384          58,276
DY Bergensen Class A                                   1,783          33,973
Frontline Ltd.                                         1,830          15,981
Norsk Hydro ASA                                        4,680         209,756
Norske Skogindustrier Class A                          3,165          44,772
Orkla AS Class A                                       5,839          99,455
Schibsted                                              2,200          22,865
Statoil ASA                                           12,105         102,218
Storebrand ASA (a)                                     6,101          22,897
Tandberg ASA (a)                                       3,945          22,778
Telenor ASA                                           12,100          46,285
Tomra Systems                                          5,858          38,136
                                                                 -----------
                                                                     717,392
                                                                 -----------
Portugal (0.4%)
Banco Comercial Portugues SA                          42,212         100,996
Banco Espirito Santo                                   4,216          55,303
BPI SPGS SA                                           15,160          34,682
Brisa Auto Estradas                                   11,141          61,730
Cimpor - Cimentos de Portugal                          1,177          19,762
Electricdade De Portugal SA                           53,151          88,682
Jeronimo Martins & Filho                               1,704          12,428
Portugal Telecom SA                                   25,107         172,573
PT Multimedia Servicos                                   976          10,263
                                                                 -----------
                                                                     556,419
                                                                 -----------
Singapore (0.8%)
Capitaland Ltd.                                       45,128          28,882
Chartered Semiconductor Manufacturing Ltd. (a)        30,600          12,525
City Developments                                     16,031          38,449
Creative Technology Ltd.                               2,050          14,537
DBS Group Holdings Ltd.                               31,445         199,421
Haw Par Corp. Ltd.                                     1,374           2,583
Keppel Corp. Ltd.                                     20,001          42,666
Overseas-Chinese Banking                              28,000         155,781
Singapore Airlines                                    16,000          94,091
Singapore Press Holdings                              12,400         130,112
Singapore Tech Engineering                            52,381          49,830
Singapore Telecom Ltd.                               179,000         127,967
United Overseas Bank                                  33,616         228,693
Venture Manufacturing                                  6,397          51,264
                                                                 -----------
                                                                   1,176,801
                                                                 -----------
Spain (3.3%)
Acerinox SA                                            1,614          59,263
Acesa Infraestructuras SA-Rts                          7,082           4,088
Activadades De Construccion                            1,527          49,114
Aguas De Barcelona                                     4,178          42,090
Altadis SA                                             8,401         191,659
Amadeus Global Travel                                  6,915          28,518
Autopistas Concesionaria                               7,082          80,264
Banco Bilbao Vizcaya Argenta                          83,251         796,754
Banco Santander Central                              115,664         793,802
Corporacion Mapfre                                     3,431          27,832
Endesa SA                                             24,837         290,613

                 See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
             PORTFOLIO OF INVESTMENTS (Continued) December 31, 2002

                                          Shares         Value
                                         -------     -----------
Common Stocks (Cont.)

Spain (Cont.)
Fomento De Construct Y Contra              1,659     $    37,256
Gas Natural SDG SA                         6,635         125,817
Grupo Dragados SA                          4,402          74,835
I. lberdrola SA                           21,076         295,262
Inditex                                    6,086         143,763
Repsol SA                                 27,067         357,891
Sol Melia SA                               4,058          16,054
Telefonica SA (a)                        125,832       1,126,360
Telepizza                                  9,759           7,680
Terra Networks (a)                        11,355          47,783
Union Electrica Fenosa SA                  7,070          93,111
Zeltia SA                                  4,675          26,590
                                                     -----------
                                                       4,716,399
                                                     -----------
Sweden (1.9%)
ASSA Abloy AB Class B                      8,400          95,922
Atlas Copco AB Class A                     3,518          68,638
Atlas Copco AB Ser B                       2,185          38,743
Drott AB Class B                           3,558          39,609
Electrolux Class B                         9,184         144,928
Ericsson AB Class B (a)                  428,088         299,704
Gambro AB Class    A                       6,664          37,093
Hennes & Mauritz                          13,159         253,717
Modern Times Group (a)                     1,800          14,564
Nordea AB                                 61,317         270,230
OM Gruppen AB                              2,116          10,102
Sandvik AB                                 6,450         143,978
Securitas AB Class B                       8,524         101,741
Skandia Forsakrings AB                    23,872          63,562
Skandinaviska Enskilda Bankn Class A      13,780         114,658
Skanska AB Class B                        11,222          65,684
SKF AB B                                   2,145          55,636
Svenska Cellulosa AB-B                     5,285         178,324
Svenska Handelbanken                      15,196         202,304
Swedish Match AB                          13,661         107,396
Tele2 AB Class B (a)                       2,750          72,748
Telia AB                                  50,320         189,425
Trelleborg B                               3,945          31,919
Volvo Akttiebolag Class A                  3,326          51,913
Volvo Akttiebolag Class B                  6,368         103,779
WM Data AB                                 9,103           7,940
                                                     -----------
                                                       2,764,257
                                                     -----------
Switzerland (8.3%)
ABB Ltd. (a)                              24,955          70,930
Aden SW                                    3,691         144,682
CIBA Specialty Chemicals                   1,848         128,840
CIE Fincanc Richemont Units               14,158         264,176
Clariant AG                                3,936          62,910
Credit Suisse Group (a)                   32,328         701,411
Gebruder Sulzer AG                           133          18,083
Georg Fischer                                200          20,250
Givaudan                                     220          98,648
HOLCIM Ltd.                                  766         139,051
Kudelski SA (a)                            1,125          15,255
Kuoni Reisen Holding                         113          21,330
Logitech International (a)                 1,222          36,456
Lonza AG                                   1,137          69,074
Nestle SA                                 10,689       2,265,044
Novartis AG                               74,181       2,706,612
Publigroupe SA                                94          14,956
Roche Holding AG                          18,994       1,323,549
Roche Holdings AG Genusss                  1,246         157,699
Serono                                       193         103,430
SGS Soc Gen Surveillance                     178          53,553
ST Microelectronics NV                    15,859         310,879
Sulzer Medica (a)                            266          46,363
Swiss Reinsurance                          8,361         548,451
Swisscom AG                                  722         209,128
Syngenta AG                                2,873         166,330
Synthes-Stratec Inc.                         127          77,888
Tecan Group AG                               449          14,775
The Swatch Group AG Class B                  898          74,687
The Swatch Group AG                        3,410          57,709
UBS AG (a)                                34,164       1,660,391
Unaxis Holding AG                            373          24,953
Zurich Financial Services                  3,942         367,772
                                                     -----------
                                                      11,975,265
                                                     -----------
United Kingdom (27.6%)
3I Group PLC                              16,196         144,708
Aegis Group PLC                           32,680          41,167
AMEC PLC                                   8,402          19,377
Amvescap PLC                              17,175         110,047
ARM Holdings (a)                          29,885          23,092
Associated British Ports Holdings PLC      9,756          62,746
Astrazeneca PLC                           46,831       1,673,721
AWG PLC                                    5,222          36,444
BAA PLC                                   28,663         232,569
BAE Systems PLC                           81,566         162,830
Barclays PLC                             180,113       1,116,358
Barratt Developments PLC                   6,776          42,653
Bass PLC                                  23,201         187,504
BBA Group PLC                             14,364          42,723
Berkeley Group                             3,539          33,957
BG Group PLC                              96,202         415,064
BICC PLC                                  11,946          27,790
Billiton PLC                              63,794         340,711
BOC Group PLC                             12,905         184,487
Boots Co. PLC                             23,998         226,397
BP Amoco PLC                             608,645       4,183,947
BPB PLC                                   13,757          54,482
Brambles Industries PLC                   19,327          47,293
British Airways PLC (a)                   15,321          33,299
British American Tobacco                  44,499         444,518

                See accompanying notes to financial statements.

        STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)

                                December 31, 2002

                                               Shares                  Value
                                             ----------             ----------

Common Stocks      (Cont.)

United Kingdom     (Cont.)
British Land Co. PLC                         $   14,168             $  103,096
British Sky Broadcasting PLC (a)                 32,805                337,472
BT Group PLC                                    235,876                740,486
Bunzl PLC                                        13,686                 83,725
Cable & Wireless PLC                             62,576                 45,080
Cadbury Schweppes PLC                            54,816                341,520
Canary Wharf Finance PLC (a)                     14,131                 53,575
Capita A Group PLC                               18,672                 74,399
Carlton Communications PLC                       18,792                 40,615
Celltech Group PLC (a)                            7,735                 42,961
Centrica PLC                                    112,749                310,387
Chub PLC                                         22,378                 31,613
Close Brothers Group PLC                          4,157                 37,209
Aviva PLC                                        60,425                430,939
Compass Group PLC                                59,833                317,869
Corus Group PLC (a)                              92,219                 40,456
Daily Mail & General NV                           8,451                 79,114
De La Rue Co. PLC                                 5,742                 26,900
Diageo PLC                                       88,315                959,701
Electrocomponents PLC                            12,401                 57,298
EMI Group PLC                                    22,028                 49,292
Exel PLC                                          8,270                 91,599
First Group                                      13,398                 50,796
FKI Babcock                                      19,702                 27,912
GKN PLC                                          20,220                 65,349
GlaxoSmithKline PLC                             164,521              3,157,142
Granada PLC                                      79,585                102,179
Great Portland Estates PLC                        8,358                 29,872
Great Universal Stores                           27,140                252,106
Hammerson PLC                                     8,693                 66,195
Hanson PLC                                       19,948                 88,635
Hays PLC                                         47,484                 70,902
HBOS PLC                                        101,605              1,071,404
Hilton Group PLC                                 43,149                116,006
HSBC Holdings PLC                               254,262              2,810,078
IMI PLC                                          10,975                 46,380
Imperial Chemical Industries                     32,444                120,130
Imperial Tobacco Group PLC                       19,800                336,291
International Power PLC (a)                      30,481                 46,986
Invensys PLC                                     93,894                 79,735
J Sainsbury PLC                                  39,661                177,983
Johnson Matthey Public Ltd.                       6,371                 82,053
Kelda Group PLC                                  11,353                 77,494
Kidde PLC                                        23,865                 27,182
Kingfisher PLC                                   72,999                261,482
Land Securities Group (a)                        12,517                158,185
Legal and General PLC                           171,189                264,573
Lloyds TSB Group PLC                            151,150              1,085,272
Logica PLC                                       23,083                 55,742
Man E D & F Group                                 7,235                103,314
Marks & Spencer Group PLC                        61,912                313,968
Misys PLC                                        17,163                 48,630
National Grid Group PLC                          82,043                602,950
New Dixons Group PLC                             53,152                124,073
Next PLC                                          9,040                107,185
Novar PLC                                        15,082                 26,636
Nycomed Amersham PLC Class A                     19,210                171,949
P&O Princess Cruises PLC                         19,197                133,200
Pearson PLC                                      21,811                201,726
Penninsular & Orient Steam Navigation            21,151                 56,014
Pilkington PLC                                   34,144                 31,880
Provident Financial PLC                           7,546                 72,161
Prudential PLC                                   52,890                373,795
Rank Group PLC                                   17,010                 72,980
Reckitt Benkiser PLC                             14,558                282,414
Reed International PLC                           34,244                293,286
Rentokil Initial PLC                             53,710                190,230
Reuters Group PLC                                39,934                114,115
Rexam PLC                                        12,367                 84,416
Rio Tinto PLC                                    28,814                575,205
RMC Group PLC                                     7,401                 43,727
Rolls Royce PLC                                  40,086                 69,052
Royal Bank of Scotland Group PLC                 74,385              1,781,908
Royal Sun Alliance Insurance Group PLC           40,222                 78,188
Sabmiller PLC                                    21,835                155,197
Safeway PLC                                      28,690                 98,496
Sage Group PLC                                   34,047                 72,901
Schroders PLC                                     3,763                 30,956
Scottish & Newcastle PLC                         21,512                160,518
Scottish & Southern Energy PLC                   23,224                254,240
Scottish Power PLC                               49,345                287,973
Securicore PLC                                   19,458                 26,549
Serco Group                                      12,989                 32,020
Severn Trent PLC                                  9,461                105,704
Shell Transport & Trading                       261,475              1,721,682
Signet Group PLC                                 48,078                 52,631
Slough Estates PLC                               12,529                 68,377
Smith & Nephew PLC                               26,360                161,471
Smiths Group PLC                                 14,883                166,642
SSL International PLC                             6,445                 26,588
Stagecoach Holdings                              33,082                 15,711
Tate & Lyle PLC                                  12,603                 63,912
Taylor Woodrow PLC                               15,219                 41,530
Tesco PLC                                       186,836                583,526
TI Automotive Ltd. (a)(b)                        12,271                      -
Unilever PLC                                     74,353                707,432
United Business Media                             9,640                 45,006
United Utilities PLC                             14,820                148,877
Vodafone Group PLC                            1,849,413              3,371,850
Whitebread Holding PLC                            8,452                 73,613
Wimpey (George) PLC                              10,939                 46,844
Wolseley PLC                                     15,931                133,750

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               December 31, 2002

                                                       Shares           Value
                                                    ------------    ------------
Common Stocks (Cont.)

United Kingdom (Cont.)
WPP Group PLC                                             31,204    $    238,364
                                                                    ------------
                                                                      39,756,616
                                                                    ------------
Total Common Stocks
(cost $206,043,487)                                                  142,994,572
                                                                    ------------

Preferred Stocks (0.4%)

Australia (0.2%)
News Corp. Ltd. PFD                                       53,314         286,701
                                                                    ------------
Germany (0.2%)
Henkel Preference Shares                                   1,636         103,953
Hugo Boss AG PFD                                           1,124          11,831
Porsche NV PFD                                               230          95,579
Prosieben Media AG PFD                                     2,542          17,339
RWE AG PFD                                                   901          19,619
Volkswagen AG PFD                                          2,887          75,740
                                                                    ------------
                                                                         324,061
                                                                    ------------
Total Preferred Stocks
(cost $858,465)                                                          610,762
                                                                    ------------

                                                      Principal
                                                        amount          Value
                                                    ------------    ------------
Repurchase Agreement (0.3%)
Investors Triparty Repurchase
   Agreements (c)
0.810% to be repurchased at $391,776
   on 01/02/2003                                    $    391,758    $    391,758
                                                                    ------------
Total Repurchase Agreement
(cost $391,758)                                                          391,758
                                                                    ------------
TOTAL INVESTMENTS (99.9%)
(cost $207,293,710)                                                  143,997,092

OTHER ASSETS, NET OF
 LIABILITIES (0.1%)                                                      152,431
                                                                    ------------
NET ASSETS (100.0%)                                                 $144,149,523
                                                                    ============



INTERNATIONAL FUND INDUSTRY CLASSES

                     Industry                           Value            %
               ---------------------                ------------    ------------
Banks                                               $ 18,840,299        13.1
Consumer Goods & Services                             16,413,584        11.4
Communications                                        16,134,183        11.2
Mining & Refining                                     15,924,237        11.0
Health Care                                           15,017,381        10.4
Machinery, Manufacturing, & Construction              12,488,696         8.7
Real Estate & Other Financial                         12,020,307         8.3
Transportation                                         9,105,710         6.3
Agriculture, Foods, & Beverage                         8,050,189         5.6
Retail                                                 6,524,415         4.5
Utilities & Energy                                     5,766,573         4.0
Chemicals                                              4,124,726         2.9
Insurance                                              2,797,005         1.9
Other                                                    290,843         0.2
Retail Stores                                            107,186         0.1
                                                    ------------
Total Stocks                                         143,605,334        99.6
Short-term Investments                                   391,758         0.3
Other Assets, Net of Liabilities                         152,431         0.1
                                                    ------------    ------------
Net Assets                                          $144,149,523       100.0%
                                                    ============    ============




(a)  Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, this security had no market value.

(c) Repurchase agreement is fully collaterized by U.S. Treasury or Government Agency Securities.

At December 31, 2002, net unrealized depreciation of $63,412,703 consisted of gross unrealized appreciation of $5,577,322 and gross unrealized depreciation of $68,990,025 based on cost of $207,409,795 for federal income tax purposes.

Approximately 32.7% of the total investments are denominated in the Euro, followed by 24.1% in the British Pound, 21.1% in the Japanese Yen, 7.9% in the Swiss Franc, 4.7% in the Australian Dollar and 4.1% in the United States Dollar. The remaining investment securities, representing 5.4% of total investments, are denominated in six currencies, each of which represents less than 1.8% of total investments.

                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                                        Shares         Value
                                                      ---------     -----------
Investment in Mutual Funds (99.9%)
State Farm Variable Product Trust Bond
  Fund (40.4%)                                        2,122,765     $22,289,037
State Farm Variable Product Trust Large
  Cap Equity Index Fund (59.5%)                       3,691,078      32,813,687
                                                                    -----------
Total Investment in Mutual Funds
(cost $68,463,054)                                                   55,102,724
                                                                    -----------

                                                        Shares         Value
                                                      ---------     -----------
Short-term Investments (0.3%)
JP Morgan Vista Treasury Plus Money
  Market Fund                                           151,358     $   151,358
                                                                    -----------
Total Short-term Investments
(cost $151,358)                                                         151,358
                                                                    -----------
TOTAL INVESTMENTS (100.2%)
(cost $68,614,412)                                                   55,254,082

LIABILITIES, NET OF OTHER ASSETS (-0.2%)                               (112,946)
                                                                    -----------
NET ASSETS (100.0%)                                                 $55,141,136
                                                                    ===========

At December 31, 2002, net unrealized depreciation of $13,367,385 consisted of gross unrealized appreciation of $1,184,462 and gross unrealized depreciation of $14,551,847 based on cost of $68,621,467 for federal income tax purposes.


                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                            PORTFOLIO OF INVESTMENTS
                               December 31, 2002

                                            Principal
                                              amount          Value
                                           -----------     -----------

Corporate Bonds (64.0%)

Agriculture, Foods, & Beverage (6.6%)
Coca-Cola
4.000%, 06/01/2005                         $ 1,000,000     $ 1,046,909
Sysco Corp.
4.750%, 07/30/2005                           1,000,000       1,063,559
Kellogg Co.
6.000%, 04/01/2006                           1,000,000       1,083,933
General Mills Inc.
5.125%, 02/15/2007                           1,000,000       1,062,432
Dean Foods Co.
8.150%, 08/01/2007                           1,000,000       1,052,500
Campbell Soup Co.
6.750%, 02/15/2011                           1,000,000       1,139,725
HJ Heinz Co. (a)
6.625%, 07/15/2011                           1,000,000       1,131,670
ConAgra Foods Inc.
6.750%, 09/15/2011                           1,000,000       1,137,159
Kraft Foods Inc.
5.625%, 11/01/2011                           1,000,000       1,069,064
                                                           -----------
                                                             9,786,951
                                                           -----------
Automotive (1.2%)
General Motors Corp.
7.200%, 01/15/2011                           1,000,000       1,004,192
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                           1,000,000         748,879
                                                           -----------
                                                             1,753,071
                                                           -----------
Building Materials & Construction (3.0%)
Masco Corp.
6.125%, 09/15/2003                             750,000         767,191
Vulcan Materials Co.
5.750%, 04/01/2004                           2,000,000       2,088,872
Masco Corp.
6.750%, 03/15/2006                             500,000         539,843
York International Corp.
6.625%, 08/15/2006                           1,000,000       1,066,806
                                                           -----------
                                                             4,462,712
                                                           -----------
Chemicals (6.8%)
Air Products & Chemicals Inc.
6.250%, 06/15/2003                           1,000,000       1,017,323
Rohm & Haas Co.
6.950%, 07/15/2004                           2,000,000       2,133,726
PPG Industries Inc.
6.750%, 08/15/2004                           2,000,000       2,124,708
Praxair Inc.
6.900%, 11/01/2006                           1,000,000       1,120,085
The Dow Chemical Co.
5.750%, 12/15/2008                           1,000,000       1,043,490
Great Lakes Chemical Corp.
7.000%, 07/15/2009                           2,000,000       2,167,934
Chemicals (Cont.)
EI du Pont de Nemours and Co.
6.000%, 03/01/2010                             500,000         503,762
                                                           -----------
                                                            10,111,028
                                                           -----------
Commercial Service/Supply (0.2%)
Pitney Bowes Credit
5.650%, 01/15/2003                             350,000         350,350
                                                           -----------
Computers (2.1%)
Electronic Data Systems Corp.
6.850%, 10/15/2004                           2,000,000       2,057,764
International Business Machines Corp.
4.125%, 06/30/2005                           1,000,000       1,047,537
                                                           -----------
                                                             3,105,301
                                                           -----------
Consumer & Marketing (6.9%)
Mattel Inc.
6.000%, 07/15/2003                             425,000         427,857
Colgate Palmolive Co.
6.000%, 08/15/2003                           1,000,000       1,024,968
The Procter & Gamble Co.
5.250%, 09/15/2003                             300,000         307,369
4.000%, 04/30/2005                           1,000,000       1,043,521
The Gillette Co.
4.000%, 06/30/2005                           1,000,000       1,047,251
Hasbro Inc.
5.600%, 11/01/2005                           2,000,000       1,940,000
Steelcase Inc.
6.375%, 11/15/2006                           1,000,000       1,065,509
Newell Rubbermaid Inc.
4.625%, 12/15/2009                           1,000,000       1,020,118
Unilever Capital Corp.
7.125%, 11/01/2010                           1,000,000       1,180,301
Clorox Co.
6.125%, 02/01/2011                           1,000,000       1,099,674
                                                           -----------
                                                            10,156,568
                                                           -----------
Electronic/Electrical Mfg. (1.1%)
Emerson Electric Co.
5.500%, 09/15/2008                             500,000         545,792
5.750%, 11/01/2011                           1,000,000       1,074,276
                                                           -----------
                                                             1,620,068
                                                           -----------
Financial Services (5.2%)
Sears Roebuck Acceptance Corp.
7.140%, 05/02/2003                           1,000,000       1,004,891
General Electric Capital Corp.
4.250%, 01/28/2005                           1,000,000       1,044,458
Toyota Motor Credit
5.650%, 01/15/2007                           1,000,000       1,086,547
JP Morgan Chase & Co.
5.350%, 03/01/2007                           1,000,000       1,057,800


                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                            Principal
                                              amount          Value
                                           -----------     -----------
Corporate Bonds (Cont.)

Financial Services (Cont.)
Citigroup Inc.
5.000%, 03/06/2007                         $ 1,000,000     $ 1,067,253
General Motors Acceptance Corp.
6.150%, 04/05/2007                           1,500,000       1,526,103
Ford Motor Credit Co.
7.375%, 02/01/2011                           1,000,000         972,390
                                                           -----------
                                                             7,759,442
                                                           -----------
Forest Products (2.2%)
Westvaco Corp.
6.850%, 11/15/2004                           1,000,000       1,063,750
International Paper Co.
7.875%, 08/01/2006                           1,000,000       1,142,907
Weyerhaeuser Co.
6.125%, 03/15/2007                           1,000,000       1,070,588
                                                           -----------
                                                             3,277,245
                                                           -----------
Health Care (2.2%)
Warner-Lambert Co.
5.750%, 01/15/2003                             500,000         500,450
Merck & Co. Inc.
4.125%, 01/18/2005                           1,000,000       1,042,103
American Home Products
6.250%, 03/15/2006                           1,000,000       1,086,445
Abbott Laboratories
5.400%, 09/15/2008                             500,000         545,391
                                                           -----------
                                                             3,174,389
                                                           -----------
Machinery & Manufacturing (8.6%)
Parker Hannifin Corp.
5.650%, 09/15/2003                           1,500,000       1,542,954
Deere & Co.
6.550%, 07/15/2004                           2,000,000       2,132,392
3M Co.
4.150%, 06/30/2005                           1,000,000       1,057,099
Ingersoll Rand
6.250%, 05/15/2006                           1,000,000       1,087,067
Cooper Industries Inc.
5.250%, 07/01/2007                           1,000,000       1,043,352
TRW Inc.
6.730%, 07/11/2007                             900,000         970,846
Dover Corp.
6.250%, 06/01/2008                           1,425,000       1,597,734
BF Goodrich Co.
6.600%, 05/15/2009                           1,000,000         997,439
Honeywell International Inc.
7.500%, 03/01/2010                           1,000,000       1,168,624
Caterpillar Inc.
6.550%, 05/01/2011                           1,000,000       1,138,641
                                                           -----------
                                                            12,736,148
                                                           -----------
Media & Broadcasting (2.9%)
Tribune Co.
5.750%, 09/15/2003                             500,000         513,867
New York Times
5.000%, 10/08/2003                             500,000         512,813
Gannett Co.
4.950%, 04/01/2005                           1,000,000       1,058,297
The Walt Disney Co.
5.500%, 12/29/2006                           1,000,000       1,058,236
Knight-Ridder Inc.
7.125%, 06/01/2011                           1,000,000       1,156,911
                                                           -----------
                                                             4,300,124
                                                           -----------
Mining & Metals (0.7%)
ALCOA Inc.
6.125%, 06/15/2005                             500,000         542,118
Alcan Inc.
6.450%, 03/15/2011                             500,000         558,521
                                                           -----------
                                                             1,100,639
                                                           -----------
Oil & Gas (2.2%)
BP Capital Markets PLC
4.000%, 04/29/2005                           1,000,000       1,045,306
ChevronTexaco
3.500%, 09/17/2007                           1,000,000       1,017,948
Conoco Funding Co.
6.350%, 10/15/2011                           1,000,000       1,116,679
                                                           -----------
                                                             3,179,933
                                                           -----------
Retailers (1.8%)
Albertsons Inc.
6.550%, 08/01/2004                           1,000,000       1,057,606
Wal-Mart Stores Inc.
6.550%, 08/10/2004                           1,000,000       1,074,877
5.450%, 08/01/2006                             500,000         546,414
                                                           -----------
                                                             2,678,897
                                                           -----------
Telecom & Telecom Equipment (5.3%)
Vodafone Group PLC
7.625%, 02/15/2005                           1,000,000       1,102,404
AT&T Corp.
7.000%, 05/15/2005                           1,000,000       1,063,979
BellSouth Telecommunications Inc.
6.500%, 06/15/2005                           1,000,000       1,101,107
Deutsche Telekom International Financial
8.250%, 06/15/2005                           2,000,000       2,186,812
WorldCom Inc. (b)
8.000%, 05/15/2006                           1,000,000         235,000
Cingular Wireless
5.625%, 12/15/2006                           1,000,000       1,051,364


                See accompanying notes to financial statements.

                   STATE FARM VARIABLE PRODUCT TRUST BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                December 31, 2002

                                                    Principal
                                                      amount          Value
                                                   ------------    ------------
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
Verizon Wireless
5.375%, 12/15/2006                                 $  1,000,000    $  1,044,686
                                                                   ------------
                                                                      7,785,352
                                                                   ------------
Utilities & Energy (5.0%)
Carolina Power & Light Co.
7.875%, 04/15/2004                                    1,000,000       1,064,298
Southwestern Electric Power
4.500%, 07/01/2005                                    1,000,000       1,011,009
Duke Energy Field Services
7.500%, 08/16/2005                                      500,000         527,066
Public Service Co. of Colorado
7.125%, 06/01/2006                                    2,000,000       2,140,366
Virginia Electric & Power
5.375%, 02/01/2007                                    1,000,000       1,059,510
Georgia Power
4.875%, 07/15/2007                                    1,000,000       1,053,844
Duke Energy Corp.
6.250%, 01/15/2012                                      500,000         521,835
                                                                   ------------
                                                                      7,377,928
                                                                   ------------
Total Corporate Bonds
(cost $90,152,095)                                                   94,716,146
                                                                   ------------

Government Agency Securities (15.0%)

Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004                                    2,000,000       2,056,032
5.250%, 01/15/2006                                    5,000,000       5,431,770
5.125%, 10/15/2008                                    4,000,000       4,362,372
6.625%, 09/15/2009                                    2,000,000       2,346,080

Federal National Mortgage Association
5.250%, 06/15/2006                                    1,000,000       1,089,744
7.125%, 03/15/2007                                    2,000,000       2,339,822
6.625%, 10/15/2007                                    2,000,000       2,315,320
6.625%, 09/15/2009                                    2,000,000       2,346,518
                                                                   ------------
Total Government Agency Securities
(cost $20,080,676)                                                   22,287,658
                                                                   ------------
U.S. Treasury Obligations (12.9%)

U.S. Treasury Notes
5.750%, 11/15/2005                                    3,200,000       3,537,376
7.000%, 07/15/2006                                    2,000,000       2,318,828
3.500%, 11/15/2006                                    5,000,000       5,203,125
6.625%, 05/15/2007                                    3,000,000       3,501,798
5.500%, 02/15/2008                                    2,000,000       2,256,562
5.625%, 05/15/2008                                    2,000,000       2,269,062
                                                                   ------------
Total U.S. Treasury Obligations
(cost $17,987,799)                                                   19,086,751
                                                                   ------------

                                                     Shares or
                                                     principal
                                                       amount          Value
                                                   ------------    ------------
Short-term Investments (6.9%)
General Electric Capital Corp.
  1.330%, 01/01/2003                               $  4,000,000    $  3,999,182
JP Morgan Vista Treasury Plus Money

  Market Fund                                         6,244,705       6,244,705
                                                                   ------------
Total Short-term Investments
(cost $10,243,887)                                                   10,243,887
                                                                   ------------
TOTAL INVESTMENTS (98.8%)
(cost $138,464,457)                                                 146,334,442

OTHER ASSETS, NET OF LIABILITIES (1.2%)                               1,770,521
                                                                   ------------
NET ASSETS (100.0%)                                                $148,104,963
                                                                   ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to $1,131,670 or 0.8% of net assets.

(b) Worldcom, Inc. filed for Chapter 11 bankruptcy protection on July 21, 2002, and is currently in default.

At December 31, 2002, net unrealized appreciation of $7,869,985 consisted of gross unrealized appreciation of $8,968,530 and gross unrealized depreciation of $1,098,545 based on cost of $138,464,457 for federal income tax purposes.

                 See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                                        Shares or
                                                        principal
                                                          amount        Value
                                                       -----------   -----------
Short-term Investments (100.1%)

Agriculture, Foods, & Beverage (5.0%)
Coca-Cola
1.300%, 01/06/2003                                     $ 2,800,000   $ 2,799,510
                                                                     -----------

Automotive (10.0%)
New Center Asset Trust
1.760%, 01/21/2003                                       2,800,000     2,797,262
FCAR Owner Trust Series I
1.780%, 01/23/2003                                       2,830,000     2,826,922
                                                                     -----------
                                                                       5,624,184
                                                                     -----------

Banks (5.0%)
Wells Fargo & Co.
1.310%, 01/10/2003                                       2,810,000     2,809,080
                                                                     -----------

Financial Services (19.9%)
Toyota Motor Credit Corp.
1.250%, 01/07/2003                                       2,800,000     2,799,416
Caterpillar Financial Services Corp.
1.310%, 01/16/2003                                       2,797,000     2,795,633
Citicorp
1.750%, 01/17/2003                                       2,800,000     2,797,822
General Electric Capital Corp.
1.320%, 01/30/2003                                       2,800,000     2,797,023
                                                                     -----------
                                                                      11,189,894
                                                                     -----------

Government Agency Securities (32.1%)
Federal Home Loan Mortgage Corp.
1.260%, 01/02/2003                                         500,000       499,983
1.280%, 03/27/2003                                       1,500,000     1,495,467
Federal National Mortgage Association
1.240%, 01/08/2003                                       2,450,000     2,449,409
1.230%, 01/14/2003                                       2,250,000     2,249,001
1.260%, 02/05/2003                                       2,500,000     2,496,937
1.280%, 02/07/2003                                       2,500,000     2,496,762
1.270%, 03/12/2003                                       2,500,000     2,493,826
1.250%, 03/19/2003                                       1,500,000     1,495,990
1.280%, 03/25/2003                                       2,400,000     2,392,917
                                                                     -----------
                                                                      18,070,292
                                                                     -----------
Health Care (14.4%)
Abbott Laboratories (a)
1.500%, 01/07/2003                                       1,500,000     1,499,625
Merck & Co. Inc.
1.300%, 01/16/2003                                       2,800,000     2,797,776
Pfizer Inc. (a)
1.280%, 02/13/2003                                       2,800,000     2,795,719
Johnson & Johnson (a)
1.250%, 02/18/2003                                       1,000,000       998,333
                                                                     -----------
                                                                       8,091,453
                                                                     -----------
Oil & Gas (5.0%)
ChevronTexaco Corp.
1.310%, 01/15/2003                                       2,805,000     2,803,571
                                                                     -----------

Regulated Investment Companies (3.7%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                           2,076,810     2,076,810
                                                                     -----------
Telecom & Telecom Equipment (5.0%)
BellSouth Corp.
1.280%, 02/11/2003                                       2,800,000     2,795,918
                                                                     -----------

Total Short-term Investments
(cost $56,260,712)                                                    56,260,712
                                                                     -----------

TOTAL INVESTMENTS (100.1%)
(cost $56,260,712)                                                    56,260,712

LIABILITIES, NET OF OTHER ASSETS (-0.1%)                                (74,342)
                                                                     -----------
NET ASSETS (100.0%)                                                  $56,186,370
                                                                     ===========

(a) Securities exempt from registration under Secetion 4 (2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normal to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $5,293,677 or 9.4% of net assets.

At December 31, 2002, the aggregate cost for federal income tax purposes was $56,260,712.

                See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                     Large Cap
                                                                   Equity Index
                                                                       Fund
                                                                   ------------
Assets
  Investments in securities

    At identified cost                                             $396,848,251
                                                                   ============
    At value                                                       $283,575,509
  Cash                                                                      774
  Foreign currencies at value (cost $124,894)                                --
  Receivable for:
    Dividends and interest                                              426,160
    Shares of the Fund sold                                             362,728
    Securities sold                                                          --
    Due from broker                                                          --
    Expense cap reimbursement from manager                                   --
    Variation margin                                                      9,450
  Prepaid expenses                                                        4,172
                                                                   ------------
    Total assets                                                    284,378,793
                                                                   ------------
Liabilities and Net Assets
  Payable for:
    Shares of the Fund redeemed                                          12,053
    Securities purchased                                                     --
    Securities sold short, at value (proceeds of $110,822)                   --
    Manager                                                             222,370
  Accrued liabilities                                                    83,543
                                                                   ------------
    Total Liabilities                                                   317,966
                                                                   ------------
                                                                   $284,060,827
                                                                   ------------
  Net assets applicable to shares outstanding of common stock
  Fund shares outstanding                                            31,939,795
  Net asset value, offering price and redemption price per share   $       8.89
                                                                   ============

Analysis of Net Assets
  Paid-in-capital                                                  $418,696,996
  Accumulated net realized gain (loss)                              (21,208,876)
  Net unrealized appreciation (depreciation)                       (113,463,570)
  Undistributed net investment income                                    36,277
                                                                   ------------
  Net assets applicable to shares outstanding                      $284,060,827
                                                                   ============

                See accompanying notes to financial statements.

  Small Cap     International    Stock & Bond                        Money
Equity Index     Equity Index      Balanced          Bond           Market
    Fund             Fund            Fund            Fund            Fund
 -----------     -----------     -----------     -----------      ----------


 173,277,570     207,293,710      68,614,412     138,464,457      56,260,712
 ===========     ===========     ===========     ===========      ==========
 133,997,467     143,997,092      55,254,082     146,334,442      56,260,712
      46,470              --              --              --              --
          --         127,872              --              --              --

     194,625         350,127              --       1,973,168           1,912
     170,778          83,981          38,709          61,565          41,152
     253,274              --              --              --              --
     110,822              --              --              --              --
          --          15,978          20,388              --              --
       2,345              --              --              --              --
       2,019           2,126             835           2,235             880
 -----------     -----------     -----------     -----------      ----------
 134,777,800     144,577,176      55,314,014     148,371,410      56,304,656
 -----------     -----------     -----------     -----------      ----------


          --           1,162             297          26,074          27,098
     251,064          43,447         151,358              --              --
     110,822              --              --              --              --
     169,028         280,683              --         198,288          64,969
      90,800         102,361          21,223          42,085          26,219
 -----------     -----------     -----------     -----------      ----------
     621,714         427,653         172,878         266,447         118,286
 -----------     -----------     -----------     -----------      ----------
 134,156,086     144,149,523      55,141,136     148,104,963      56,186,370
 -----------     -----------     -----------     -----------      ----------
  18,049,332      18,595,383       5,614,452      14,111,089      56,186,370
        7.43            7.75            9.82           10.50            1.00
 ===========     ===========     ===========     ===========      ==========

 178,725,133     210,909,708      66,703,127     140,113,032      56,186,370
  (5,274,240)     (3,500,025)        171,860         121,946              --
 (39,364,467)    (63,260,476)    (13,360,330)      7,869,985              --
      69,660             316       1,626,479              --              --
 -----------     -----------     -----------     -----------      ----------
 134,156,086     144,149,523      55,141,136     148,104,963      56,186,370
 ===========     ===========     ===========     ===========      ==========


                See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST
                            STATEMENTS OF OPERATIONS

                                                                   Large Cap                       Small Cap
                                                                  Equity Index                    Equity Index
                                                                      Fund                             Fund
                                                          ----------------------------     ---------------------------
Years ended December 31,                                       2002            2001            2002             2001
------------------------                                  ------------     -----------     -----------       ---------
Investment Income:
   Dividends                                              $  4,711,693       4,092,048       2,043,386       1,986,676
   Interest                                                    269,599         464,535          60,907         136,132
                                                          ------------     -----------     -----------       ---------
                                                             4,981,292       4,556,583       2,104,293       2,122,808
   Less: foreign withholding taxes                              12,429          18,093             920           1,523
                                                          ------------     -----------     -----------       ---------
     Total investment income                                 4,968,863       4,538,490       2,103,373       2,121,285

Expenses:
   Investment advisory and management fees                     796,625         837,700         587,406         569,095
   Reports to shareowners                                       71,593          71,816          72,961          90,385
   License index fees                                           37,718          30,713          10,000          10,001
   Professional fees                                            30,485          35,524          31,646          33,162
   Security valuation fees                                       8,476           8,379          30,362          26,021
   Trustees' fees                                                7,645           7,002           3,793           3,012
   ICI dues                                                      3,317             988           1,474             424
   Fidelity bond expense                                         2,683           4,029           1,648           3,264
   Custodian fees                                                   --              --              --              --
   Proxy and related expense                                        --          85,922              --          36,815
   Fund accounting expense                                          --              --              --              --
                                                          ------------     -----------     -----------       ---------
     Total expenses                                            958,542       1,082,073         739,290         772,179
     Less: expense reimbursement from Manager                       --              --           5,032          64,686
                                                          ------------     -----------     -----------       ---------
                                                               958,542       1,082,073         734,258         707,493
                                                          ------------     -----------     -----------       ---------
     Net expenses

Net investment income                                        4,010,321       3,456,417       1,369,115       1,413,792

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments        (10,053,498)     (1,060,927)     (2,793,975)       (316,590)
   Net realized gain on forward foreign
     currency contracts                                             --              --              --              --
   Net realized gain (loss) on foreign
     currency transactions                                          --              --              --              --
   Net realized loss on futures contracts                   (4,559,498)     (4,322,295)     (1,002,346)       (841,516)
   Change in unrealized gain (loss) on open
     futures contracts                                        (236,054)        159,775        (114,664)        (18,425)
   Change in net unrealized appreciation
     or depreciation on investments and foreign
     currency transactions                                 (67,896,060)    (39,632,823)    (31,797,747)      3,186,307
                                                          ------------     -----------     -----------       ---------
Net realized and unrealized gain (loss)
  on investments                                           (82,745,110)    (44,856,270)    (35,708,732)      2,009,776
                                                          ------------     -----------     -----------       ---------
Net change in net assets resulting from operations        $(78,734,789     (41,399,853)    (34,339,617)      3,423,568
                                                          ============     ===========     ===========       =========




                See accompanying notes to financial statements.


      International                    Stock & Bond                                                   Money
       Equity Index                      Balanced                          Bond                       Market
           Fund                            Fund                            Fund                        Fund
--------------------------       -------------------------       ------------------------       --------------------
    2002           2001             2002           2001             2002          2001            2002        2001
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  3,786,197      3,178,929        1,624,409      1,597,849               --            --            --           --
      4,969         36,143            2,101          1,244        7,534,508     6,713,842       952,545    2,013,937
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  3,791,166      3,215,072        1,626,510      1,599,093        7,534,508     6,713,842       952,545    2,013,937
    440,446        367,076               --             --               --            --            --           --
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  3,350,720      2,847,996        1,626,510      1,599,093        7,534,508     6,713,842       952,545    2,013,937


    858,300        923,844               --             --          672,799       548,353       219,877      197,861
     66,443         87,528           16,195         21,335           29,584        36,378        16,030       20,548
     10,000         10,055               --             --               --            --            --           --
     30,996         36,891           12,135         11,398           22,822        21,387        14,581       17,846
     56,966         40,892               --             --            8,941         8,336            --          108
      3,904          3,756            1,433          1,219            3,209         2,451         1,384        1,084
      2,031            206              618            183            1,434           399           623          178
      1,671          3,332              296             --            1,304         2,694           757        2,048
    135,713        268,012              476          1,780            2,365         1,941         2,475        2,447
         --         46,663               --          8,704               --        24,942            --       11,874
     54,782         56,131               --             --               --            --            --           --
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  1,220,806      1,477,310           31,153         44,619          742,458       646,881       255,727      253,994
     50,394        224,385           31,153         44,619               --            --            --        8,015
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  1,170,412      1,252,925               --             --          742,458       646,881       255,727      245,979
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
  2,180,308      1,595,071        1,626,510      1,599,093        6,792,050     6,066,961       696,818    1,767,958


   (578,497)    (2,545,146)         188,680        206,680          640,809        79,175            --           --
     48,885         48,425               --             --               --            --            --           --
     24,266        (99,074)              --             --               --            --            --           --
         --             --               --             --               --            --            --           --
         --             --               --             --               --            --            --           --

(29,428,410)   (40,855,588)      (8,372,138)    (3,751,819)       4,395,845     3,863,345            --           --
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
(29,933,756)   (43,451,383)      (8,183,458)    (3,545,139)       5,036,654     3,942,520            --           --
-----------    -----------       ----------     ----------       ----------    ----------       -------    ---------
(27,753,448)   (41,856,312)      (6,556,948)    (1,946,046)      11,828,704    10,009,481       696,818    1,767,958
===========    ===========       ==========     ==========       ==========    ==========       =======    =========

                See accompanying notes to financial statements.

                        STATE FARM VARIABLE PRODUCT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Large Cap                       Small Cap
                                                                               Equity Index                    Equity Index
                                                                                   Fund                           Fund
                                                                      -----------------------------     --------------------------
Years ended December 31,                                                  2002              2001            2002          2001
------------------------                                              ------------      -----------     -----------   ------------

From operations:
   Net investment income                                              $  4,010,321        3,456,417       1,369,115      1,413,792
   Net realized gain (loss)                                            (14,612,996)      (5,383,222)     (3,796,321)    (1,158,106)
   Change in net unrealized appreciation or depreciation               (68,132,114)     (39,473,048)    (31,912,411)     3,167,882
                                                                      ------------      -----------     -----------   ------------
Net change in net assets resulting from operations                     (78,734,789)     (41,399,853)    (34,339,617)     3,423,568

Distributions to shareowners from and in excess of:
   Net investment income                                                (4,022,508)      (3,434,132)     (1,368,439)    (1,361,737)
   Net realized gain                                                            --          (35,459)             --       (155,808)
                                                                      ------------      -----------     -----------   ------------
Total distributions to shareowners                                      (4,022,508)      (3,469,591)     (1,368,439)    (1,517,545)

From Fund share transactions:
   Proceeds from shares sold                                            39,853,003       57,029,212      15,793,136     19,653,618
   Reinvestment of distributions                                         4,022,508        3,469,591       1,368,439      1,517,545
                                                                      ------------      -----------     -----------   ------------
                                                                        43,875,511       60,498,803      17,161,575     21,171,163
   Less payments for shares redeemed                                     8,364,809        5,067,636       3,396,111      1,541,408
                                                                      ------------      -----------     -----------   ------------
                                                                        35,510,702       55,431,167      13,765,464     19,629,755
                                                                      ------------      -----------     -----------   ------------
Net increase in net assets from Fund share transactions                (47,246,595)      10,561,723     (21,942,592)    21,535,778
                                                                      ------------      -----------     -----------   ------------
Total increase (decrease) in net assets

Net assets:
   Beginning of year                                                   331,307,422      320,745,699     156,098,678    134,562,900
                                                                      ------------      -----------     -----------   ------------
   End of year*                                                       $284,060,827      331,307,422     134,156,086    156,098,678
                                                                      ============      ===========     ===========   ============
*Including undistributed (distribution in excess of) net
investment income                                                     $     36,277           48,464          69,660         68,984
                                                                      ============      ===========     ===========   ============


                See accompanying notes to financial statements.

        International                 Stock & Bond                                                 Money
        Equity Index                    Balanced                        Bond                       Market
            Fund                          Fund                          Fund                        Fund
 ---------------------------   --------------------------   ---------------------------   ------------------------
     2002            2001          2002           2001          2002            2001          2002         2001
 -----------    ------------   -----------     ----------   ------------    -----------   -----------  -----------
   2,180,308       1,595,071     1,626,510      1,599,093      6,792,050      6,066,961       696,818    1,767,958
    (505,346)     (2,595,795)      188,680        206,680        640,809         79,175            --           --
 (29,428,410)    (40,855,588)   (8,372,138)    (3,751,819)     4,395,845      3,863,345            --           --
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
 (27,753,448)    (41,856,312)   (6,556,948)    (1,946,046)    11,828,704     10,009,481       696,818    1,767,958


  (2,221,311)     (1,234,910)   (1,598,894)    (1,498,274)    (6,792,050)    (6,066,961)     (696,818)  (1,767,958)
         --          (20,179)     (206,255)      (588,614)      (466,528)            --            --           --
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
  (2,221,311)     (1,255,089)   (1,805,149)    (2,086,888)    (7,258,578)    (6,066,961)     (696,818)  (1,767,958)

  12,935,735      24,264,479     7,473,218      8,995,062     21,336,315     22,835,869     9,328,543   14,408,788
   2,221,311       1,255,089     1,805,149      2,086,888      7,258,578      6,066,961       696,818    1,767,958
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
  15,157,046      25,519,568     9,278,367     11,081,950     28,594,893     28,902,830    10,025,361   16,176,746
   3,800,855       1,402,631     4,156,981      2,287,384      7,924,377      5,705,663     7,375,928    7,605,039
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
  11,356,191      24,116,937     5,121,386      8,794,566     20,670,516     23,197,167     2,649,433    8,571,707
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
 (18,618,568)    (18,994,464)   (3,240,711)     4,761,632     25,240,642     27,139,687     2,649,433    8,571,707
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------

 162,768,091     181,762,555    58,381,847     53,620,215    122,864,321     95,724,634    53,536,937   44,965,230
 -----------    ------------   -----------     ----------     ----------     ----------   -----------   ----------
$144,149,523     162,768,091   $55,141,136     58,381,847   $148,104,963    122,864,321   $56,186,370   53,536,937
============    ============   ===========     ==========   ============    ===========   ===========   ==========
         316        (115,345)  $ 1,626,479      1,598,863             --             --            --           --
============    ============   ===========     ==========   ============    ===========   ===========   ==========

                See accompanying notes to financial statements.

                       STATE FARM VARIABLE PRODUCT TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Variable Product Trust (the "Trust") has six separate investment portfolios (the "Funds"). Shares of each Fund are offered exclusively in connection with variable annuity and variable life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor's Composite Index of 500 Stocks(R) (the "S&P 500") by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies in the manufacturing, utility, transportation, and financial industries.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index(R) (the "Russell 2000"). This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index(R) (the "EAFE Free"). This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free tracks the common stock (or equivalent) performance of companies in which U.S. investors can invest in Europe, Australia, New Zealand and the Far East.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by domestic companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

 Security valuation

Investments are stated at value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Board of Trustees or its delegate.

 Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

 Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois, time). The net asset value per share is computed by dividing the total value of the

                        STATE FARM VARIABLE PRODUCT TRUST

Fund's investments and other assets, less liabilities, by the respective number of Fund shares outstanding.

 Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

Dividends and distributions payable to shareowners are recorded by the Large Cap, Small Cap, International, and Balanced Funds on the ex-dividend date. The Bond and Money Market Funds declare daily dividends equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The differences are primarily due to differing treatments for futures contracts, the recognition of net realized losses, foreign currency transactions, and short term capital gains.

The tax character of distributions was as follows for the years ended December 31, 2002 and 2001:

   2002                      Balanced Fund
   --------                  -------------
   Ordinary
   Income                       $1,653,280

   Long-term
   Capital Gain                 $  151,869
                                ----------
   Total                        $1,805,149

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

                   Large Cap     Small Cap      Balanced
    2001              Fund          Fund           Fund
   --------        ---------     ---------      ---------
   Ordinary
   Income         $3,436,013    1,486,435      1,558,152

   Long-term
   Capital Gain   $   33,578       31,110        528,736
                  ----------    ---------      ---------
   Total          $3,469,591    1,517,545      2,086,888

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of ($46,883) and ($720,703) during 2002 and 2001, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2002, was $45,102.

From November 1, 2002 through December 31, 2002, the Large Cap, Small Cap and International Funds incurred approximately $168,204, $30,415 and $255,850 of net realized capital losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2003.

At December 31, 2002, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

  Expiration        Large Cap    Small Cap   International
     year             Fund         Fund          Fund
  ----------      -----------    ---------   -------------
    2009          $ 5,969,991    1,196,420    1,984,521

    2010          $14,751,658    3,907,916    1,188,671
                  -----------    ---------    ---------
    Total:        $20,721,649    5,104,336    3,173,192

The undistributed net investment income in accordance with federal tax regulations at December 31, 2002 for the International Fund was $45,876. The difference between this amount and the undistributed net investment income

                        STATE FARM VARIABLE PRODUCT TRUST
reported on the Statements of Assets and Liabilities relates to PFICs.

 Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The realized and unrealized gain or loss resulting from changes in foreign exchange rates is included with realized and unrealized gain or loss from investments for financial reporting purposes.

 Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to their relative net assets.

 Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

 Financial instruments

The Large Cap, Small Cap, and International Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Gains and losses are reflected as net realized gain (loss) on futures contracts in the Statements of Operations. Additionally, the International Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

 Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.


3. Transactions with affiliates

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management fee (computed on a daily basis and paid quarterly) at the following annual rates:

Large Cap Fund          .26% of average daily net assets

Small Cap Fund          .40% of average daily net assets

International Fund      .55% of average daily net assets

Balanced Fund           None

Bond Fund               .50% of average daily net assets

Money Market Fund       .40% of average daily net assets

The Manager has agreed not to be paid an investment advisory fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by the Balanced Fund. This expense limitation arrangement is voluntary and may be eliminated by the Manager at any time. However, the Manager receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each of the Funds other than the Balanced and International Funds, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Fund, the Manager has agreed to reimburse the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by the Manager at any time.

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

The Manager has engaged Barclays Global Fund Advisors ("Barclay's") as the investment sub-advisor to provide day-today portfolio management for the Large Cap, Small Cap, and International Funds. In accordance with the overall investment objectives of each respective Fund, Barclay's determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

                        STATE FARM VARIABLE PRODUCT TRUST

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees except for trustees' fees paid to or accrued for the Trust's independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

====================================================================================================================================
                                                                                            Year ended            Year ended
                                                                                         December 31, 2002     December 31, 2001
                                                                                         -----------------     -----------------
   Large Cap Fund

     Purchases                                                                              $ 44,195,786          53,194,773

     Proceeds from sales                                                                       8,060,528           4,545,648

   Small Cap Fund

     Purchases                                                                                54,820,005          65,965,273

     Proceeds from sales                                                                      41,268,000          50,318,619

   International Fund

     Purchases                                                                                25,387,531          34,889,767

     Proceeds from sales                                                                      13,657,121          10,078,110

   Balanced Fund

     Large Cap Fund

        Purchases                                                                              7,641,467           4,021,007

        Proceeds from sales                                                                      987,000           3,352,197

     Bond Fund

        Purchases                                                                              2,865,803           7,613,799

        Proceeds from sales                                                                    4,300,000             221,270

   Bond Fund

        Purchases                                                                             36,386,176          35,027,980

        Proceeds from sales                                                                   22,354,451          13,454,120
====================================================================================================================================


5. Futures and foreign currency contracts

The Large Cap and Small Cap Funds had the following open futures contracts at December 31, 2002:


====================================================================================================================================
                                        Number of             Market                      Expiration        Unrealized
Fund                  Type              contracts             Value       Position           month          gain (loss)
----                  -----             ---------             ------      --------        ----------        -----------
Large Cap Fund     S&P 500 Index            27              $5,932,575      Long           March `03        $ (190,829)

Small Cap Fund     Russell 2000 Index       37               3,563,760      Long           March `03           (84,364)
====================================================================================================================================


The total notional value of the open positions at December 31, 2002, was $6,123,404 and $3,648,125 in the Large Cap and Small Cap Funds, respectively.

                       STATE FARM VARIABLE PRODUCT TRUST

6. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares:

----------------------------------------------------------------------------------------------------------------------------------
                                              Large Cap Fund                  Small Cap Fund                International Fund
                                       ----------------------------    ----------------------------    ---------------------------
                                        Year ended      Year ended      Year ended      Year ended      Year ended      Year ended
                                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                           2002            2001            2002            2001            2002            2001
                                       ------------    ------------    ------------    ------------    ------------    ------------
Shares sold                               3,873,690       4,661,791       1,803,548       2,151,932       1,453,776       2,310,479
Shares issued in reinvestment of net
investment income and realized gain
distributions                               447,442         295,285         181,250         158,905         287,363         134,234
                                          ---------       ---------       ---------       ---------       ---------       ---------
                                          4,321,132       4,957,076       1,984,798       2,310,837       1,741,139       2,444,713

Less shares redeemed                        902,645         440,436         442,286         177,735         465,937         144,137
                                          ---------       ---------       ---------       ---------       ---------       ---------
Net increase in shares outstanding        3,418,487       4,516,640       1,542,512       2,133,102       1,275,202       2,300,576
                                          =========       =========       =========       =========       =========       =========
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                              Balanced Fund                     Bond Fund                   Money Market Fund
                                       ----------------------------    ----------------------------    ---------------------------
                                        Year ended      Year ended      Year ended      Year ended      Year ended      Year ended
                                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                           2002            2001            2002            2001            2002            2001
                                       ------------    ------------    ------------    ------------    ------------    ------------
Shares sold                                 696,213         765,285       2,084,743       2,274,563       9,328,543      14,408,788
Shares issued in reinvestment of net
investment income and realized gain
distributions                               181,604         190,409         704,998         601,599         696,818       1,767,958
                                          ---------       ---------       ---------       ---------      ----------      ----------
                                            877,817         955,694       2,789,741       2,876,162      10,025,361      16,176,746

Less shares redeemed                        410,680         198,060         770,381         566,573       7,375,928       7,605,039
                                          ---------       ---------       ---------       ---------      ----------      ----------
Net increase in shares outstanding          467,137         757,634       2,019,360       2,309,589       2,649,433       8,571,707
                                          =========       =========       =========       =========      ==========      ==========
----------------------------------------------------------------------------------------------------------------------------------


          STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)


                                                                                                             From inception date of
                                                                          Year ended December 31,              January 22, 1998 to
                                                                 2002          2001         2000        1999    December 31, 1998
                                                               -------       ------        -----       -----   -----------------
   Net asset value, beginning of period                        $ 11.62        13.36        15.07       12.80         10.00

   Income from Investment Operations
     Net investment income (a)                                    0.13         0.13         0.13        0.20          0.12
     Net gain (loss) on investments (both realized and
       unrealized)                                               (2.73)       (1.75)       (1.54)       2.40          2.80
                                                               -------       ------        -----       -----         -----
     Total from investment operations                            (2.60)       (1.62)       (1.41)       2.60          2.92
                                                               -------       ------        -----       -----         -----
   Less Distributions
     Net investment income                                       (0.13)       (0.12)       (0.13)      (0.20)        (0.12)
     Net realized gain (b)                                          --           --        (0.17)      (0.13)           --
                                                               -------       ------        -----       -----         -----
     Total distributions                                         (0.13)       (0.12)       (0.30)      (0.33)        (0.12)
                                                               -------       ------        -----       -----         -----
   Net asset value, end of period                               $ 8.89        11.62        13.36       15.07         12.80
                                                               =======       ======        =====       =====         =====
   Total Return                                                 (22.41)%     (12.11)%      (9.35)%     20.36%        29.26%(c)

   Net assets, end of period (millions)                        $ 284.1        331.3        320.7       225.6          53.3

   Ratios to average net assets
     Expenses                                                     0.31%        0.34%        0.31%       0.34%         0.32%(d)
     Net investment income                                        1.31%        1.07%        1.08%       1.25%         1.55%(d)

   Portfolio turnover rate                                           3%           1%           6%          4%            7%

(a) For the periods ended December 31, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c)  Not annualized.
(d)  Determined on an annualized basis.

                See accompanying notes to financial statements.

          STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                       From inception date of
                                                                       Year ended December 31,           January 22, 1998 to
                                                                  2002      2001    2000       1999       December 31, 1998
                                                                 ------    -----    -----     -----    ----------------------
Net asset value, beginning of period                             $ 9.46     9.36    10.90      9.54             10.00

Income from Investment Operations
  Net investment income (a)                                        0.08     0.09     0.09      0.41              0.27
  Net gain (loss) on investments (both realized and unrealized)   (2.03)    0.10    (0.43)     1.51             (0.46)
                                                                 ------    -----    -----     -----             -----
  Total from investment operations                                (1.95)    0.19    (0.34)     1.92             (0.19)
                                                                 ------    -----    -----     -----             -----
Less Distributions
  Net investment income                                           (0.08)   (0.08)   (0.09)    (0.41)            (0.09)
  Net realized gain                                                  --    (0.01)   (1.11)    (0.15)            (0.18)
                                                                 ------    -----    -----     -----             -----
  Total distributions                                             (0.08)   (0.09)   (1.20)    (0.56)            (0.27)
                                                                 ------    -----    -----     -----             -----
Net asset value, end of period                                   $ 7.43     9.46     9.36     10.90              9.54
                                                                 ======    =====    =====     =====             =====
Total Return                                                     (20.66)%   2.05%   (3.39)%   20.24%            (1.89)%(b)

Net assets, end of period (millions)                             $134.2    156.1    134.6      95.4              41.6

Ratios to average net assets assuming expense limitations
  Expenses                                                         0.50%    0.50%    0.50%     0.50%             0.50%(c)
  Net investment income                                            0.93%    0.99%    0.92%     1.11%             1.11%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                         0.50%    0.55%    0.52%     0.62%             0.55%(c)
  Net investment income                                            0.93%    0.94%    0.90%     0.99%             1.06%(c)

Portfolio turnover rate                                              29%      36%      46%       46%               38%

(a) For the periods ended December 31, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Not annualized.
(c) Determined on an annualized basis.


               See accompanying notes to financial statements.

       STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                             From inception date of
                                                                            Year ended December 31,            January 22, 1998 to
                                                                     2002       2001       2000      1999        December 31, 1998
                                                                  ---------   --------   --------   -------  -----------------------

 Net asset value, beginning of period                             $  9.40      12.10      14.54      11.63             10.00

 Income from Investment Operations
   Net investment income (a)                                         0.12       0.10       0.10       0.13              0.13
   Net gain (loss) on investments (both realized and unrealized)    (1.65)     (2.73)     (2.25)      2.92              1.65
                                                                  -------     ------     ------     ------            ------
   Total from investment operations                                 (1.53)     (2.63)     (2.15)      3.05              1.78
                                                                  -------     ------     ------     ------            ------
 Less Distributions
   Net investment income                                            (0.12)     (0.07)     (0.10)     (0.12)            (0.15)
   Net realized gain                                                   --         --      (0.19)     (0.02)               --
                                                                  -------     ------     ------     ------            ------
   Total distributions                                              (0.12)     (0.07)     (0.29)     (0.14)            (0.15)
                                                                  -------     ------     ------     ------            ------
 Net asset value, end of period                                      7.75       9.40      12.10      14.54             11.63
                                                                  =======     ======     ======     ======            ======
 Total Return                                                      (16.26)%   (21.71)%   (14.81)%    26.21%            17.90%(b)

 Net assets, end of period (millions)                              $144.2      162.8      181.81      52.7              76.7

 Ratios to average net assets assuming expense limitations
   Expenses                                                          0.75%      0.75%      0.75%      0.75%             0.75%(c)
   Net investment income                                             1.40%      0.95%      0.78%      1.02%             1.27%(c)

 Ratios to average net assets absent expense limitations
   Expenses                                                          0.78%      0.88%      0.88%      0.94%             0.93%(c)
   Net investment income                                             1.37%      0.82%      0.65%      0.83%             1.09%(c)

 Portfolio turnover rate                                                9%         6%         6%        12%                6%

(a) For the periods ended December 31, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Not annualized.
(c) Determined on an annualized basis.


                See accompanying notes to financial statements.

         STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                             From inception date of
                                                                             Year ended December 31,           January 29, 1998 to
                                                                     2002       2001       2000      1999       December 31, 1998
                                                                   --------   --------   --------  --------  ----------------------

Net asset value, beginning of period                               $ 11.34     12.22       12.75     11.41         10.00

Income from Investment Operations
  Net investment income (a)                                           0.30      0.34        0.24      0.25          0.14
  Net gain (loss) on investments (both realized and                  (1.49)    (0.79)      (0.55)     1.11          1.32
    unrealized)                                                    -------     -----       -----     -----         -----
  Total from investment operations                                   (1.19)    (0.45)      (0.31)     1.36          1.46
                                                                   -------     -----       -----     -----         -----
Less Distributions
  Net investment income                                              (0.29)    (0.31)      (0.22)    (0.02)        (0.05)
  Net realized gain                                                  (0.04)    (0.12)         --        --            --
                                                                   -------     -----       -----     -----         -----
  Total distributions                                                (0.33)    (0.43)      (0.22)    (0.02)        (0.05)
                                                                   -------     -----       -----     -----         -----
Net asset value, end of period                                     $  9.82     11.34       12.22     12.75         11.41
                                                                   =======     =====       =====     =====         =====
Total Return                                                        (10.51)%   (3.55)%     (2.42)%   11.88%        14.66%(b)

Net assets, end of period (millions)                               $  55.1      58.4        53.6      38.2           5.6

Ratios to average net assets assuming expense limitations
  Expenses                                                            0.00%     0.00%       0.00%     0.00%         0.00%(c)
  Net investment income                                               2.84%     2.86%       3.15%     4.50%         3.43%(c)

Ratios to average net assets absent expense limitations
  Expenses                                                            0.05%     0.08%       0.07%     0.14%         1.01%(c)
  Net investment income                                               2.79%     2.78%       3.08%     4.36%         2.42%(c)

Portfolio turnover rate                                                  9%        6%          6%        2%           18%

(a) For the periods ended December 31, 2002 and December 31, 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Not annualized.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                  STATE FARM VARIABLE PRODUCT TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                         From inception date of
                                                                      Year ended December 31,              January 22, 1998 to
                                                                  2002       2001     2000      1999       December 31, 1998
                                                                 ------     -----     ----     ------   ----------------------
   Net asset value, beginning of period                          $10.16      9.79     9.57      10.15           10.00

   Income from Investment Operations
     Net investment income                                         0.52      0.56     0.57       0.52            0.49
     Net gain (loss) on investments (both realized
      and unrealized)                                              0.37      0.37     0.22      (0.58)           0.15
                                                                 ------     -----    -----      -----           -----
     Total from investment operations                              0.89      0.93     0.79      (0.06)           0.64
                                                                 ------     -----    -----      -----           -----
   Less Distributions
     Net investment income                                        (0.52)    (0.56)   (0.57)     (0.52)          (0.49)
     Net realized gain                                            (0.03)       --       --         --              --
                                                                 ------     -----    -----      -----           -----
     Total distributions                                          (0.55)    (0.56)   (0.57)     (0.52)          (0.49)
                                                                 ------     -----    -----      -----           -----
   Net asset value, end of period                                $10.50     10.16     9.79       9.57           10.15
                                                                 ======     =====    =====      =====           =====
   Total Return                                                    9.01%     9.66%    8.44%     (0.57)%          6.49%(a)

   Net assets, end of period (millions)                           148.1     122.9     95.7       70.9            24.7

   Ratios to average net assets assuming expense limitations
     Expenses                                                      0.55%     0.59%    0.57%      0.60%           0.57%(b)
     Net investment income                                         5.05%     5.53%    5.92%      5.38%           5.14%(b)

   Ratios to average net assets absent expense limitations
     Expenses                                                      0.55%     0.59%    0.57%      0.62%           0.57%(b)
     Net investment income                                         5.05%     5.53%    5.92%      5.36%           5.14%(b)

   Portfolio turnover rate                                           17%       13%       3%         7%             26%

(a) Not annualized.
(b) Determined on an annualized basis.


                See accompanying notes to financial statements.

              STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                   From inception date of
                                                                        Year ended December 31,      January 29, 1998 to
                                                                    2002    2001    2000    1999      December 31, 1998
                                                                   ------  ------  ------  ------  ----------------------
Net asset value, beginning of period                               $ 1.00   1.00    1.00     1.00          1.00

Income from Investment Operations

  Net investment income                                              0.01   0.04    0.06     0.05          0.05
                                                                   ------  ------  ------  ------         -----
  Total from investment operations                                   0.01   0.04    0.06     0.05          0.05
                                                                   ------  ------  ------  ------         -----
Less Distributions
  Net investment income                                             (0.01) (0.04)  (0.06)   (0.05)        (0.05)
                                                                   ------  ------  ------  ------         -----
  Total distributions                                               (0.01) (0.04)  (0.06)   (0.05)        (0.05)
                                                                   ------  ------  ------  ------         -----
Net asset value, end of period                                     $ 1.00   1.00    1.00     1.00          1.00
                                                                   ======  ======  ======  ======         =====
Total Return                                                         1.28%  3.71%   5.99%    4.77%         4.76%(a)

Net assets, end of period (millions)                               $ 56.2   53.5    45.0     38.7          18.7

Ratios to average net assets assuming expense limitations
  Expenses                                                           0.47%  0.50%   0.49%    0.50%         0.43%(b)
  Net investment income                                              1.27%  3.59%   5.88%    4.75%         5.04%(b)

Ratios to average net assets absent expense limitations
  Expenses                                                           0.47%  0.52%   0.49%    0.53%         0.52%(b)
  Net investment income                                              1.27%  3.57%   5.88%    4.72%         4.95%(b)

(a) Not annualized.
(b) Determined on an annualized basis.

                See accompanying notes to financial statements.

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                                       73

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                                       74

                      NOTICE OF WITHHOLDING ELECTION

 This notice does not apply to distributions which qualify as eligible rollover distributions from tax-sheltered annuities (TSAs) and qualified employer retirement plans. We may be required to withhold 20% federal income tax on such eligible rollover distributions. To determine whether your distribution qualifies as an eligible rollover distribution and whether withholding applies, see the Special Tax Notice Regarding Plan Payments which is enclosed in the quarterly statements for TSA and qualified employer retirement plan participants.

 Proceeds from your account not subject to the mandatory withholding described above, may be subject to federal and state income tax withholding unless you elect not to have withholding apply. Withholding will only apply to the portion of your distribution that is included in your income subject to federal income tax. There will be no withholding on non-taxable distributions.

 We are required by Federal Income Tax law to notify you of your right to elect not to have taxes withheld from any actual or deemed distribution, or to revoke your election to have taxes withheld, if one is in effect. If an election has not been filed with us, we are required to withhold 10% of the taxable amount of your distribution for federal income taxes.

 You may have made a previous withholding election. If so, that election will continue in force until you change your election. If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

 You may establish, change or revoke your Withholding Election at any time by one of the following methods:

      *complete and mail this form to:
       State Farm Securities
       Products Department
       P.O. Box 2307
       Bloomington, IL 61702-2307 or

      *call our toll free number 1-888-702-2307 (if you have telephone authority) or

      *fax the election form to 1-309-735-0307 and mail original to us.

 If we receive your election using any of the above mentioned methods at least 10 days prior to your next scheduled payment, your next check will reflect the change. Otherwise, the change will be reflected on any subsequent payments.

                          WITHHOLDING ELECTION FORM

 ---------------------------------------------------------------------------
 (Type or print your full name)


 ---------------------------------------------------------------------------
 (Your Social Security Number)


 ---------------------------------------------------------------------------
 (Home address-numbers & street or rural route)


 ---------------------------------------------------------------------------
 (City or town, state and ZIP code)


 ---------------------------------------------------------------------------
 (Policy Number)


 ---------------------------------------------------------------------------
 (Date)


 [ ] 1. I elect not to have federal income tax withheld from my distribution
     (Do not complete lines 2-4.)

 If you elect not to have withholding apply to your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax and you may incur penalties if your withholding and estimated tax payments are not sufficient.

 [ ] 2. I want federal withholding from my distribution

 If you would like an additional amount of federal withholding taken from the taxable distribution amount, please indicate the additional withholding amount (not less than $5.00) or percentage (not less than 10%)

 [ ] 3. I elect not to have state income tax withheld from my distribution

 [ ] 4. I want state withholding from my distribution

 If you would like an additional amount of state withholding taken from your payment, please indicate the additional withholding amount $
                                                             ---------------

 (Note: not all states allow withholding or specify rates of withholding. If you indicate withholding or an amount and reside in a state where withholding is not allowed, no state tax will be withheld. If you do not indicate you want withholding or specify an amount and reside in a state that requires withholding at your request only, no state tax will be withheld.)

 [ ] 5. Other: (please specify)
                               ---------------------------------------------

                               ---------------------------------------------


 ---------------------------------------------------------------------------
 (Participant's Signature)


 ---------------------------------------------------------------------------
 (Date)

 Return your completed form to:      State Farm Securities
                                     Products Department
                                     P.O. Box 2307
                                     Bloomington, IL 61702-2307

                                                             -------------------
State Farm VP Management Corp.                                   U.S. POSTAGE
(Underwriter & Distributor of Securities Products)                   PAID
One State Farm Plaza                                              STATE FARM
Bloomington, Illinois 61710-0001                             INSURANCE COMPANIES
                                                             -------------------

FORWARDING SERVICE REQUESTED                                 PRESORTED STANDARD




[LOGO OF STATE FARM INSURANCE COMPANY]

Issued By:
State Farm Life Insurance Company
(Not licensed in New York or Wisconsin)
State Farm Life and Accident Assurance Company
(Licensed in New York and Wisconsin)
Home Offices: Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter & Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

231.3571.5-CH   Printed in U.S.A.  3-2003